STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2025, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2025

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2024, we had total assets of approximately $24.0 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
●
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
●
Low interest rates. A low interest rate environment can impact annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Payments Received by Us from the Underlying Funds

We or our affiliates have entered into agreements with the investment adviser, transfer agent and/or distributor of certain of the Underlying Funds. Under the terms of these agreements, we or our affiliates will receive payments based on the average daily net assets invested by the Separate Account in the Underlying Funds in connection with our provision of administrative support, distribution and/or recordkeeping services to the Underlying Funds. These services provided to the Underlying Funds are in addition to the services provided and expenses incurred by us and our affiliates in marketing and administering the variable annuity contracts.
Mutual of America’s Relationship with the Underlying Funds
The Underlying Funds incur expenses each time they sell, administer, or redeem their shares. The Separate Account aggregates Contractholder purchase, redemption, and transfer requests and submits net or aggregated purchase/ redemption requests to each Underlying Fund on each Valuation Day. The Separate Account (not the Contractholders) is the Underlying Fund shareholder. When the Separate Account aggregates transactions, the Underlying Fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Mutual of America incurs these expenses instead.
Mutual of America also incurs the distribution costs of selling the Contracts (as discussed above), which benefit the Underlying Funds by providing Contractholders with Subaccount options that correspond to the Underlying Funds.
An investment adviser or subadviser of an Underlying Fund or its affiliates may provide Mutual of America with wholesaling services that assist in the distribution of the Contracts and may pay Mutual of America to participate in marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Contracts.
Types of Payments Mutual of America Receives
In light of the above, the Underlying Funds and their affiliates make certain payments to Mutual of America (the “payments”). The amount of these payments is based on a percentage of assets invested in the Underlying Funds attributable to the Contracts and other variable contracts Mutual of America issue. These payments are made for various purposes, including payments for the services provided and expenses incurred by Mutual of America in promoting, marketing and administering the Contracts and Underlying Funds. Mutual of America may realize a profit on the payments received.
Mutual of America receives the following types of payments:
●
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Underlying Fund, which may be deducted from Underlying Fund assets; and
●
Payments by an Underlying Fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from Underlying Fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from Underlying Fund assets and are reflected in mutual fund charges.
Furthermore, Mutual of America benefits from assets invested in Mutual of America’s affiliated Underlying Funds (i.e., MoA Funds Corporation) because it and its affiliates also receive compensation from the Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Mutual of America may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.
Amount of Payments Mutual of America Receives

For the year end December 31, 2024, the Underlying Fund service fee payments Mutual of America received from the Underlying Funds did not exceed 0.25% (as a percentage of the average Daily Net Assets invested in the Underlying Funds) offered through the Contracts or other variable contracts that Mutual of America issues. Payments from investment advisers or subadvisers to participate in marketing activities have not been taken into account in this percentage.
Some of the Underlying Funds or their affiliates have agreed to make payments to Mutual of America, although the applicable percentages may vary from by Underlying Fund and some may not make any payments at all. Because the amount of the actual payments Mutual of America receives depends on the assets of the Underlying Funds attributable to the Contracts, Mutual of America may receive higher payments from Underlying Funds with lower percentages (but greater assets) than from Underlying Funds that have higher percentages (but fewer assets).
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying financial statements of Mutual of America Separate Account No. 2.

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2024, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 17, 2025, covering the December 31, 2024, 2023 and 2022 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2024, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 17, 2025, covering the December 31, 2024, 2023 and 2022 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2024 are included as follows:
Page
Report of Independent Registered Public Accounting Firm	7
Statements of Assets and Liabilities	11
Statements of Operations	47

Page
Statements of Changes in Net Assets	53
Notes to Financial Statements	77
Financial Statements of Mutual of America for 2024, 2023 and 2022 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

KPMG LLP 345 Park Avenue New York, NY 10154-0102

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Separate Account), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 5. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agents of the underlying investments, when replies were not received from transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America Life Insurance Company separate accounts since 2002.

New York, New York

April 29, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of Assets and Liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

MOA FUNDS CORPORATION

MoA All America Fund

MoA Equity Index Fund

MoA International Fund

MoA Mid Cap Equity Index Fund

MoA Mid Cap Value Fund

MoA Small Cap Equity Index Fund

MoA Small Cap Growth Fund

MoA Small Cap Value Fund

MoA Balanced Fund

MoA Core Bond Fund

MoA Intermediate Bond Fund

MoA US Government Money Market Fund

MoA Aggressive Allocation Fund

MoA Conservative Allocation Fund

MoA Moderate Allocation Fund

MoA Retirement Income Fund

MoA Clear Passage 2015 Fund

MoA Clear Passage 2020 Fund

MoA Clear Passage 2025 Fund

MoA Clear Passage 2030 Fund

MoA Clear Passage 2035 Fund

MoA Clear Passage 2040 Fund

MoA Clear Passage 2045 Fund

MoA Clear Passage 2050 Fund

MoA Clear Passage 2055 Fund

MoA Clear Passage 2060 Fund

MoA Clear Passage 2065 Fund

AMERICAN FUNDS INSURANCE SERIES

New World Fund

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Balanced Portfolio

DEUTSCHE DWS VARIABLE SERIES I

DWS Capital Growth VIP

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Asset Manager Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

VIP Contrafund Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

VIP Equity-Income Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

VIP Mid Cap Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs U.S. Equity Insights Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Main Street Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Capital Appreciation Fund

DELAWARE VIP TRUST

Macquarie VIP Small Cap Value Series

MFS VARIABLE INVESTMENT TRUST III

MFS Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Sustainable Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST

PIMCO Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Blue Chip Growth Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

Diversified Value Portfolio

International Portfolio

Real Estate Index Portfolio

Total Bond Market Index Portfolio

VICTORY VARIABLE INSURANCE FUNDS

Victory RS Small Cap Growth Equity VIP Series

Statements of Assets and Liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statement of changes in net assets for the period November 3, 2023 to December 31, 2023, and one year ended December 31, 2024.

AMERICAN FUNDS INSURANCE SERIES

The Bond Fund of America

Managed Risk Growth-Income Fund

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

VIP Index 500 Portfolio

VIP Extended Market Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Freedom Income Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom 2055 Portfolio

VIP Freedom 2060 Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

VIP Value Strategies Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Government Money Market Fund

VANGUARD VARIABLE INSURANCE FUNDS

Balanced Portfolio

Conservative Allocation Portfolio

Mid-Cap Index Portfolio

Small Company Growth Portfolio

Short-Term Investment-Grade Portfolio

Total International Stock Market Index Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund
Investments at fair value
(Cost:
MoA All America Fund — $238,011,905
MoA Equity Index Fund — $714,026,336
MoA International Fund — $39,256,168
MoA Mid Cap Equity Index Fund — $398,223,105)
(Notes 2 and 3)	$244,912,671	$1,140,312,138	$40,184,821	$408,644,515
Due From (To) Mutual of America General Account	(6,881)	(207,774)	2,624	(5,314)

Net Assets	$244,905,790	$1,140,104,364	$40,187,445	$408,639,201

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	51,494,510	192,870,428	2,326,457	79,438,283

Tier 1 Reduced Fee Units (a)	32,473,769	157,285,866	7,536,786	55,308,577

Tier 2 Reduced Fee Units	13,284,056	78,680,966	2,982,509	25,927,209

Tier 3 Reduced Fee Units	46,422,004	309,151,101	12,996,107	107,884,878

Tier 4 Reduced Fee Units	17,600,011	104,982,129	5,501,000	33,791,931

Tier 5 Reduced Fee Units	4,852,909	43,868,071	1,655,148	15,555,609

Certain National Accounts - Tier 2 Reduced Fee Units	919,780	13,815,568	367,204	4,905,630

Certain National Accounts - Tier 3 Reduced Fee Units	7,085,471	47,230,059	1,977,450	16,218,260

Certain National Accounts - Tier 4 Reduced Fee Units	1,207,597	11,681,744	610,896	3,919,522

Certain National Accounts - Tier 5 Reduced Fee Units	833,362	5,259,040	162,269	1,878,131

Standard Units (b)	17,437,809	70,418,995	2,424,120	27,335,076

Inactive and Voluntary Employee Contribution Units	51,294,512	104,860,397	1,647,499	36,476,095

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,353,688	11,823,759	1,697,482	9,734,038

Tier 1 Reduced Fee Units (a)	757,093	8,551,772	4,922,992	6,010,858

Tier 2 Reduced Fee Units	312,049	4,310,345	1,962,984	2,839,068

Tier 3 Reduced Fee Units	1,100,457	17,090,896	8,631,811	11,921,779

Tier 4 Reduced Fee Units	425,200	5,914,786	3,723,882	3,805,972

Tier 5 Reduced Fee Units	128,072	2,699,797	1,212,423	1,913,609

Certain National Accounts - Tier 2 Reduced Fee Units	21,547	754,771	241,015	535,695

Certain National Accounts - Tier 3 Reduced Fee Units	166,441	2,587,384	1,301,489	1,775,924

Certain National Accounts - Tier 4 Reduced Fee Units	28,548	644,030	404,633	431,936

Certain National Accounts - Tier 5 Reduced Fee Units	21,872	321,882	118,209	229,774

Standard Units (b)	474,821	4,471,534	1,832,065	3,469,517

Inactive and Voluntary Employee Contribution Units	1,432,038	6,826,878	1,276,610	4,746,795

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$38.040	$16.312	$1.371	$8.161

Tier 1 Reduced Fee Units (a)	$42.893	$18.392	$1.531	$9.201

Tier 2 Reduced Fee Units	$42.570	$18.254	$1.519	$9.132

Tier 3 Reduced Fee Units	$42.184	$18.089	$1.506	$9.049

Tier 4 Reduced Fee Units	$41.392	$17.749	$1.477	$8.879

Tier 5 Reduced Fee Units	$37.892	$16.249	$1.365	$8.129

Certain National Accounts - Tier 2 Reduced Fee Units	$42.688	$18.304	$1.524	$9.158

Certain National Accounts - Tier 3 Reduced Fee Units	$42.570	$18.254	$1.519	$9.132

Certain National Accounts - Tier 4 Reduced Fee Units	$42.301	$18.139	$1.510	$9.074

Certain National Accounts - Tier 5 Reduced Fee Units	$38.101	$16.338	$1.373	$8.174

Standard Units (b)	$36.725	$15.748	$1.323	$7.879

Inactive and Voluntary Employee Contribution Units	$35.819	$15.360	$1.291	$7.684

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund
Investments at fair value
(Cost:
MoA Mid Cap Value Fund — $56,381,767
MoA Small Cap Equity Index Fund — $38,071,165
MoA Small Cap Growth Fund — $204,848,686
MoA Small Cap Value Fund — $135,799,269)
(Notes 2 and 3)	$56,427,870	$36,201,013	$192,337,944	$138,228,394
Due From (To) Mutual of America General Account	(1,345)	189	(4,533)	(1,489)

Net Assets	$56,426,525	$36,201,202	$192,333,411	$138,226,905

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,200,895	5,874,009	31,978,675	24,460,871

Tier 1 Reduced Fee Units (a)	9,805,849	4,960,338	28,792,348	19,831,219

Tier 2 Reduced Fee Units	3,753,635	2,284,869	10,203,622	7,039,969

Tier 3 Reduced Fee Units	14,142,179	11,162,347	48,779,929	34,220,282

Tier 4 Reduced Fee Units	5,810,431	3,723,950	16,030,707	11,318,126

Tier 5 Reduced Fee Units	2,260,474	2,180,766	7,132,414	4,919,630

Certain National Accounts - Tier 2 Reduced Fee Units	404,005	690,273	1,116,551	1,055,924

Certain National Accounts - Tier 3 Reduced Fee Units	2,257,344	1,784,020	8,509,703	5,084,970

Certain National Accounts - Tier 4 Reduced Fee Units	598,733	404,620	1,763,733	1,176,805

Certain National Accounts - Tier 5 Reduced Fee Units	179,120	78,410	777,508	547,183

Standard Units (b)	4,440,556	2,370,200	13,743,799	10,350,351

Inactive and Voluntary Employee Contribution Units	3,573,304	687,400	23,504,422	18,221,575

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,744,272	414,735	8,543,695	7,507,437

Tier 1 Reduced Fee Units (a)	2,593,790	335,050	6,821,630	5,397,484

Tier 2 Reduced Fee Units	1,000,401	155,342	2,435,774	1,930,578

Tier 3 Reduced Fee Units	3,803,603	763,828	11,751,880	9,470,470

Tier 4 Reduced Fee Units	1,592,791	257,328	3,936,898	3,192,977

Tier 5 Reduced Fee Units	676,854	154,165	1,913,062	1,515,864

Certain National Accounts - Tier 2 Reduced Fee Units	107,379	46,801	265,805	288,769

Certain National Accounts - Tier 3 Reduced Fee Units	601,617	121,291	2,031,407	1,394,457

Certain National Accounts - Tier 4 Reduced Fee Units	160,588	27,612	423,740	324,786

Certain National Accounts - Tier 5 Reduced Fee Units	53,340	5,513	207,399	167,678

Standard Units (b)	1,371,888	172,189	3,803,457	3,290,543

Inactive and Voluntary Employee Contribution Units	1,131,858	51,050	6,669,213	5,939,431

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3.353	$14.163	$3.743	$3.258

Tier 1 Reduced Fee Units (a)	$3.781	$14.805	$4.221	$3.674

Tier 2 Reduced Fee Units	$3.752	$14.709	$4.189	$3.647

Tier 3 Reduced Fee Units	$3.718	$14.614	$4.151	$3.613

Tier 4 Reduced Fee Units	$3.648	$14.472	$4.072	$3.545

Tier 5 Reduced Fee Units	$3.340	$14.146	$3.728	$3.245

Certain National Accounts - Tier 2 Reduced Fee Units	$3.762	$14.749	$4.201	$3.657

Certain National Accounts - Tier 3 Reduced Fee Units	$3.752	$14.709	$4.189	$3.647

Certain National Accounts - Tier 4 Reduced Fee Units	$3.728	$14.654	$4.162	$3.623

Certain National Accounts - Tier 5 Reduced Fee Units	$3.358	$14.224	$3.749	$3.263

Standard Units (b)	$3.237	$13.765	$3.614	$3.145

Inactive and Voluntary Employee Contribution Units	$3.157	$13.465	$3.524	$3.068

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Investments at fair value
(Cost:
MoA Balanced Fund — $153,882,735
MoA Core Bond Fund — $165,758,989
MoA Intermediate Bond Fund — $74,125,799
MoA US Government Money Market Fund — $14,956,729)
(Notes 2 and 3)	$170,535,658	$143,110,281	$69,766,867	$137,013,613
Due From (To) Mutual of America General Account	(5,406)	(12,308)	(23,037)	(27,140)

Net Assets	$170,530,252	$143,097,973	$69,743,830	$136,986,473

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	37,623,483	19,773,422	9,538,051	38,135,833

Tier 1 Reduced Fee Units (a)	17,590,880	20,274,746	12,105,234	16,379,611

Tier 2 Reduced Fee Units	14,414,885	10,583,465	4,898,881	10,901,099

Tier 3 Reduced Fee Units	38,285,696	44,340,602	20,094,465	32,685,527

Tier 4 Reduced Fee Units	12,147,197	12,673,416	5,276,552	11,524,177

Tier 5 Reduced Fee Units	4,004,773	5,509,824	2,469,575	4,637,834

Certain National Accounts - Tier 2 Reduced Fee Units	2,775,209	1,766,289	974,047	1,536,710

Certain National Accounts - Tier 3 Reduced Fee Units	6,325,385	6,806,189	2,874,389	5,457,554

Certain National Accounts - Tier 4 Reduced Fee Units	1,757,688	1,437,215	1,038,365	919,174

Certain National Accounts - Tier 5 Reduced Fee Units	461,161	487,190	476,547	464,731

Standard Units (b)	10,656,074	8,340,583	4,349,583	7,333,589

Inactive and Voluntary Employee Contribution Units	24,487,821	11,105,032	5,648,141	7,010,634

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,130,837	3,164,375	3,864,235	15,001,340

Tier 1 Reduced Fee Units (a)	883,589	2,877,323	4,349,344	5,713,309

Tier 2 Reduced Fee Units	729,544	1,513,359	1,773,515	3,831,209

Tier 3 Reduced Fee Units	1,955,251	6,397,795	7,340,556	11,591,114

Tier 4 Reduced Fee Units	632,075	1,862,690	1,963,178	4,164,061

Tier 5 Reduced Fee Units	227,700	885,164	1,004,389	1,831,423

Certain National Accounts - Tier 2 Reduced Fee Units	140,068	251,872	351,659	538,554

Certain National Accounts - Tier 3 Reduced Fee Units	320,131	973,236	1,040,600	1,918,066

Certain National Accounts - Tier 4 Reduced Fee Units	89,518	206,801	378,270	325,050

Certain National Accounts - Tier 5 Reduced Fee Units	26,076	77,838	192,751	182,510

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Standard Units (b)	625,124	1,382,521	1,825,253	2,988,006

Inactive and Voluntary Employee Contribution Units	1,472,836	1,887,203	2,429,974	2,928,557

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17.657	$6.249	$2.468	$2.542

Tier 1 Reduced Fee Units (a)	$19.908	$7.046	$2.783	$2.867

Tier 2 Reduced Fee Units	$19.759	$6.993	$2.762	$2.845

Tier 3 Reduced Fee Units	$19.581	$6.931	$2.737	$2.820

Tier 4 Reduced Fee Units	$19.218	$6.804	$2.688	$2.768

Tier 5 Reduced Fee Units	$17.588	$6.225	$2.459	$2.532

Certain National Accounts - Tier 2 Reduced Fee Units	$19.813	$7.013	$2.770	$2.853

Certain National Accounts - Tier 3 Reduced Fee Units	$19.759	$6.993	$2.762	$2.845

Certain National Accounts - Tier 4 Reduced Fee Units	$19.635	$6.950	$2.745	$2.828

Certain National Accounts - Tier 5 Reduced Fee Units	$17.685	$6.259	$2.472	$2.546

Standard Units (b)	$17.046	$6.033	$2.383	$2.454

Inactive and Voluntary Employee Contribution Units	$16.626	$5.884	$2.324	$2.394

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund
Investments at fair value
(Cost:
MoA Aggressive Allocation Fund — $255,176,451
MoA Conservative Allocation Fund — $111,560,435
MoA Moderate Allocation Fund — $306,315,638
MoA Retirement Income Fund — $99,755,908)
(Notes 2 and 3)	$250,360,870	$105,381,820	$294,864,920	$93,470,063
Due From (To) Mutual of America General Account	(6,319)	(16,432)	(24,076)	(30,533)

Net Assets	$250,354,551	$105,365,388	$294,840,844	$93,439,530

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	25,265,790	20,062,601	38,195,705	12,983,910

Tier 1 Reduced Fee Units (a)	40,717,291	12,662,234	46,136,619	11,963,325

Tier 2 Reduced Fee Units	24,175,808	6,709,777	19,309,296	11,246,923

Tier 3 Reduced Fee Units	67,438,261	32,691,569	86,684,002	26,167,861

Tier 4 Reduced Fee Units	24,852,919	8,688,116	28,321,496	9,499,345

Tier 5 Reduced Fee Units	11,160,386	4,265,374	10,991,509	3,460,621

Certain National Accounts - Tier 2 Reduced Fee Units	1,820,978	429,078	4,220,330	324,407

Certain National Accounts - Tier 3 Reduced Fee Units	13,676,831	6,456,926	16,289,248	7,395,108

Certain National Accounts - Tier 4 Reduced Fee Units	2,373,747	2,065,260	5,993,419	2,622,652

Certain National Accounts - Tier 5 Reduced Fee Units	912,637	830,537	2,370,873	550,686

Standard Units (b)	19,513,514	6,459,230	21,655,847	4,690,993

Inactive and Voluntary Employee Contribution Units	18,446,389	4,044,686	14,672,500	2,533,699

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,253,127	8,094,626	10,243,055	6,966,544

Tier 1 Reduced Fee Units (a)	7,508,757	4,530,475	10,973,614	5,745,938

Tier 2 Reduced Fee Units	4,492,086	2,418,919	4,627,546	5,442,896

Tier 3 Reduced Fee Units	12,644,630	11,892,298	20,962,799	12,778,305

Tier 4 Reduced Fee Units	4,748,273	3,219,210	6,977,701	4,727,752

Tier 5 Reduced Fee Units	2,329,463	1,727,661	2,959,110	1,863,998

Certain National Accounts - Tier 2 Reduced Fee Units	337,423	154,260	1,008,637	156,561

Certain National Accounts - Tier 3 Reduced Fee Units	2,541,280	2,327,765	3,903,780	3,578,828

Certain National Accounts - Tier 4 Reduced Fee Units	443,850	749,222	1,445,395	1,277,167

Certain National Accounts - Tier 5 Reduced Fee Units	189,444	334,553	634,775	294,988

Standard Units (b)	4,202,385	2,699,372	6,015,418	2,607,005

Inactive and Voluntary Employee Contribution Units	4,072,988	1,733,009	4,178,557	1,443,656

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$4.810	$2.479	$3.729	$1.864

Tier 1 Reduced Fee Units (a)	$5.423	$2.795	$4.204	$2.082

Tier 2 Reduced Fee Units	$5.382	$2.774	$4.173	$2.066

Tier 3 Reduced Fee Units	$5.333	$2.749	$4.135	$2.048

Tier 4 Reduced Fee Units	$5.234	$2.699	$4.059	$2.009

Tier 5 Reduced Fee Units	$4.791	$2.469	$3.714	$1.857

Certain National Accounts - Tier 2 Reduced Fee Units	$5.397	$2.782	$4.184	$2.072

Certain National Accounts - Tier 3 Reduced Fee Units	$5.382	$2.774	$4.173	$2.066

Certain National Accounts - Tier 4 Reduced Fee Units	$5.348	$2.757	$4.147	$2.053

Certain National Accounts - Tier 5 Reduced Fee Units	$4.817	$2.483	$3.735	$1.867

Standard Units (b)	$4.643	$2.393	$3.600	$1.799

Inactive and Voluntary Employee Contribution Units	$4.529	$2.334	$3.511	$1.755

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Investments at fair value
(Cost:
MoA Clear Passage 2015 Fund — $81,082,617
MoA Clear Passage 2020 Fund — $294,825,132
MoA Clear Passage 2025 Fund — $640,821,854
MoA Clear Passage 2030 Fund — $742,666,148)
(Notes 2 and 3)	$72,691,768	$268,550,411	$615,443,525	$755,845,628
Due From (To) Mutual of America General Account	(10,670)	(31,682)	(33,007)	(82,293)

Net Assets	$72,681,098	$268,518,729	$615,410,518	$755,763,335

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,133,518	45,884,704	68,771,055	54,713,675

Tier 1 Reduced Fee Units (a)	10,084,410	49,099,053	97,905,982	119,409,334

Tier 2 Reduced Fee Units	5,288,668	22,505,208	66,449,486	75,296,436

Tier 3 Reduced Fee Units	20,768,056	75,546,685	197,551,574	258,589,391

Tier 4 Reduced Fee Units	3,927,627	23,621,626	59,804,276	80,890,012

Tier 5 Reduced Fee Units	1,826,431	8,863,720	20,559,033	33,805,087

Certain National Accounts - Tier 2 Reduced Fee Units	74,969	494,489	1,388,146	2,798,851

Certain National Accounts - Tier 3 Reduced Fee Units	4,703,169	15,669,789	39,710,564	44,144,012

Certain National Accounts - Tier 4 Reduced Fee Units	988,327	6,540,888	14,462,248	21,613,471

Certain National Accounts - Tier 5 Reduced Fee Units	503,762	3,040,848	5,558,160	6,791,682

Standard Units (b)	2,616,785	10,435,715	31,605,280	43,044,615

Inactive and Voluntary Employee Contribution Units	2,765,376	6,816,004	11,644,714	14,666,769

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,700,567	21,682,718	28,974,223	20,587,650

Tier 1 Reduced Fee Units (a)	4,576,606	20,769,498	36,923,959	40,219,341

Tier 2 Reduced Fee Units	2,418,342	9,592,170	25,250,113	25,553,606

Tier 3 Reduced Fee Units	9,582,593	32,492,345	75,750,714	88,557,647

Tier 4 Reduced Fee Units	1,847,231	10,355,861	23,376,030	28,238,602

Tier 5 Reduced Fee Units	929,583	4,204,879	8,695,493	12,769,835

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund
Certain National Accounts - Tier 2 Reduced Fee Units	34,187	210,183	526,036	947,246

Certain National Accounts - Tier 3 Reduced Fee Units	2,150,612	6,678,778	15,089,601	14,981,303

Certain National Accounts - Tier 4 Reduced Fee Units	454,780	2,805,461	5,530,304	7,381,569

Certain National Accounts - Tier 5 Reduced Fee Units	254,992	1,434,638	2,337,934	2,551,448

Standard Units (b)	1,374,179	5,107,942	13,792,254	16,776,549

Inactive and Voluntary Employee Contribution Units	1,488,879	3,420,461	5,210,004	5,860,758

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.972	$2.116	$2.374	$2.658

Tier 1 Reduced Fee Units (a)	$2.203	$2.364	$2.652	$2.969

Tier 2 Reduced Fee Units	$2.187	$2.346	$2.632	$2.947

Tier 3 Reduced Fee Units	$2.167	$2.325	$2.608	$2.920

Tier 4 Reduced Fee Units	$2.126	$2.281	$2.558	$2.865

Tier 5 Reduced Fee Units	$1.965	$2.108	$2.364	$2.647

Certain National Accounts - Tier 2 Reduced Fee Units	$2.193	$2.353	$2.639	$2.955

Certain National Accounts - Tier 3 Reduced Fee Units	$2.187	$2.346	$2.632	$2.947

Certain National Accounts - Tier 4 Reduced Fee Units	$2.173	$2.331	$2.615	$2.928

Certain National Accounts - Tier 5 Reduced Fee Units	$1.976	$2.120	$2.377	$2.662

Standard Units (b)	$1.904	$2.043	$2.292	$2.566

Inactive and Voluntary Employee Contribution Units	$1.857	$1.993	$2.235	$2.503

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Investments at fair value
(Cost:
MoA Clear Passage 2035 Fund — $690,762,485
MoA Clear Passage 2040 Fund — $608,881,265
MoA Clear Passage 2045 Fund — $629,262,472
MoA Clear Passage 2050 Fund — $483,404,705)
(Notes 2 and 3)	$721,678,569	$649,218,295	$678,186,506	$530,127,577
Due From (To) Mutual of America General Account	(12,536)	(2,820)	3,231	(102,184)

Net Assets	$721,666,033	$649,215,475	$678,189,737	$530,025,393

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	42,344,496	36,489,207	32,695,474	16,820,613

Tier 1 Reduced Fee Units (a)	107,060,680	90,184,303	94,758,360	74,332,524

Tier 2 Reduced Fee Units	77,066,669	65,578,857	72,884,975	49,939,526

Tier 3 Reduced Fee Units	252,095,684	238,321,874	238,541,873	200,979,902

Tier 4 Reduced Fee Units	81,242,670	71,822,174	72,835,604	62,903,309

Tier 5 Reduced Fee Units	32,892,435	27,778,082	31,330,440	24,018,496

Certain National Accounts - Tier 2 Reduced Fee Units	3,802,985	1,862,421	4,288,407	2,694,682

Certain National Accounts - Tier 3 Reduced Fee Units	46,000,459	40,848,128	44,219,287	39,786,764

Certain National Accounts - Tier 4 Reduced Fee Units	14,765,265	12,917,435	14,351,632	9,676,493

Certain National Accounts - Tier 5 Reduced Fee Units	6,472,293	4,948,502	5,465,575	4,819,560

Standard Units (b)	42,852,103	41,367,132	48,098,954	35,580,397

Inactive and Voluntary Employee Contribution Units	15,070,294	17,097,360	18,719,156	8,473,127

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	14,905,584	12,262,997	10,938,028	5,724,319

Tier 1 Reduced Fee Units (a)	33,736,539	27,131,609	28,384,432	23,222,194

Tier 2 Reduced Fee Units	24,469,120	19,878,814	21,997,951	15,719,632

Tier 3 Reduced Fee Units	80,771,240	72,900,190	72,653,505	63,840,414

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation
	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Tier 4 Reduced Fee Units	26,534,821	22,395,272	22,614,226	20,341,857

Tier 5 Reduced Fee Units	11,623,914	9,371,971	10,525,205	8,205,861

Certain National Accounts - Tier 2 Reduced Fee Units	1,204,159	563,000	1,290,756	845,884

Certain National Accounts - Tier 3 Reduced Fee Units	14,605,416	12,382,228	13,346,149	12,523,813

Certain National Accounts - Tier 4 Reduced Fee Units	4,717,776	3,940,432	4,359,135	3,065,232

Certain National Accounts - Tier 5 Reduced Fee Units	2,274,696	1,660,397	1,826,030	1,637,526

Standard Units (b)	15,624,861	14,400,173	16,671,757	12,542,163

Inactive and Voluntary Employee Contribution Units	5,633,795	6,102,142	6,652,301	3,062,240

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.841	$2.976	$2.988	$2.938

Tier 1 Reduced Fee Units (a)	$3.173	$3.324	$3.338	$3.201

Tier 2 Reduced Fee Units	$3.150	$3.299	$3.313	$3.177

Tier 3 Reduced Fee Units	$3.121	$3.269	$3.283	$3.148

Tier 4 Reduced Fee Units	$3.062	$3.207	$3.221	$3.092

Tier 5 Reduced Fee Units	$2.830	$2.964	$2.977	$2.927

Certain National Accounts - Tier 2 Reduced Fee Units	$3.158	$3.308	$3.322	$3.186

Certain National Accounts - Tier 3 Reduced Fee Units	$3.150	$3.299	$3.313	$3.177

Certain National Accounts - Tier 4 Reduced Fee Units	$3.130	$3.278	$3.292	$3.157

Certain National Accounts - Tier 5 Reduced Fee Units	$2.845	$2.980	$2.993	$2.943

Standard Units (b)	$2.743	$2.873	$2.885	$2.837

Inactive and Voluntary Employee Contribution Units	$2.675	$2.802	$2.814	$2.767

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America
Investments at fair value
(Cost:
MoA Clear Passage 2055 Fund — $270,452,269
MoA Clear Passage 2060 Fund — $150,136,587
MoA Clear Passage 2065 Fund — $55,203,559
The Bond Fund of America — $6,664,795)
(Notes 2 and 3)	$295,744,219	$162,659,528	$60,816,832	$6,602,154
Due From (To) Mutual of America General Account	(57,275)	(23,549)	(3,175)	(12)

Net Assets	$295,686,944	$162,635,979	$60,813,657	$6,602,142

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,052,481	3,079,347	1,077,660	6,602,142

Tier 1 Reduced Fee Units (a)	36,341,480	19,972,937	6,255,907	—

Tier 2 Reduced Fee Units	26,645,493	14,318,195	6,017,044	—

Tier 3 Reduced Fee Units	117,006,588	62,472,482	22,402,003	—

Tier 4 Reduced Fee Units	37,926,391	21,527,999	9,172,913	—

Tier 5 Reduced Fee Units	13,861,208	8,279,254	2,872,483	—

Certain National Accounts - Tier 2 Reduced Fee Units	2,273,257	726,327	429,843	—

Certain National Accounts - Tier 3 Reduced Fee Units	20,617,121	14,610,661	6,029,555	—

Certain National Accounts - Tier 4 Reduced Fee Units	6,018,349	3,081,787	1,266,118	—

Certain National Accounts - Tier 5 Reduced Fee Units	2,624,025	1,534,799	486,000	—

Standard Units (b)	22,403,293	11,318,990	4,414,248	—

Inactive and Voluntary Employee Contribution Units	3,917,258	1,713,201	389,883	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,911,958	180,583	66,160	617,559

Tier 1 Reduced Fee Units (a)	16,552,147	1,120,526	372,451	—

Tier 2 Reduced Fee Units	12,227,734	808,534	359,816	—

Tier 3 Reduced Fee Units	54,124,413	3,550,677	1,345,562	—

Tier 4 Reduced Fee Units	17,762,728	1,235,570	554,628	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America
Tier 5 Reduced Fee Units	6,694,894	486,124	176,387	—

Certain National Accounts - Tier 2 Reduced Fee Units	1,040,352	40,902	25,648	—

Certain National Accounts - Tier 3 Reduced Fee Units	9,461,288	825,049	360,564	—

Certain National Accounts - Tier 4 Reduced Fee Units	2,776,305	174,674	75,881	—

Certain National Accounts - Tier 5 Reduced Fee Units	1,260,422	89,622	29,712	—

Standard Units (b)	11,164,475	682,988	276,239	—

Inactive and Voluntary Employee Contribution Units	2,001,453	105,676	24,786	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.078	$17.052	$16.288	$10.691

Tier 1 Reduced Fee Units (a)	$2.196	$17.825	$16.797	$—

Tier 2 Reduced Fee Units	$2.179	$17.709	$16.723	$—

Tier 3 Reduced Fee Units	$2.162	$17.595	$16.649	$—

Tier 4 Reduced Fee Units	$2.135	$17.424	$16.539	$—

Tier 5 Reduced Fee Units	$2.070	$17.031	$16.285	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$2.185	$17.758	$16.760	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$2.179	$17.709	$16.723	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$2.168	$17.643	$16.686	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$2.082	$17.125	$16.357	$—

Standard Units (b)	$2.007	$16.573	$15.980	$—

Inactive and Voluntary Employee Contribution Units	$1.957	$16.212	$15.730	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	American Funds		Calvert	DFA
	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Investments at fair value
(Cost:
Managed Risk Growth-Income Fund — $4,363,297
New World Fund — $17,313,212
Calvert VP SRI Balanced Portfolio — $123,067,169
Dimensional VA U.S. Targeted Value Portfolio — $6,189,396)
(Notes 2 and 3)	$5,294,002	$18,082,352	$156,549,995	$6,432,649
Due From (To) Mutual of America General Account	1,772	(331)	(6,035)	(16)

Net Assets	$5,295,774	$18,082,021	$156,543,960	$6,432,633

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,295,774	2,558,415	26,505,346	6,432,633

Tier 1 Reduced Fee Units (a)	—	2,318,931	11,258,406	—

Tier 2 Reduced Fee Units	—	1,276,947	10,951,065	—

Tier 3 Reduced Fee Units	—	5,919,199	37,125,399	—

Tier 4 Reduced Fee Units	—	1,748,029	16,773,227	—

Tier 5 Reduced Fee Units	—	1,058,886	6,383,350	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	175,798	4,260,914	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	628,265	8,766,446	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	175,665	2,440,495	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	25,059	537,364	—

Standard Units (b)	—	1,638,113	16,048,066	—

Inactive and Voluntary Employee Contribution Units	—	558,714	15,493,882	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	411,469	65,234	2,577,987	522,745

Tier 1 Reduced Fee Units (a)	—	54,667	971,198	—

Tier 2 Reduced Fee Units	—	30,331	951,848	—

Tier 3 Reduced Fee Units	—	141,882	3,256,203	—

Tier 4 Reduced Fee Units	—	42,577	1,498,959	—

Tier 5 Reduced Fee Units	—	27,105	623,279	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	4,164	369,333	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	14,923	761,965	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	4,199	213,463	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	638	52,181	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	American Funds		Calvert	DFA
	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Standard Units (b)	—	43,264	1,616,732	—

Inactive and Voluntary Employee Contribution Units	—	15,129	1,600,350	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.870	$39.219	$10.281	$12.306

Tier 1 Reduced Fee Units (a)	$—	$42.419	$11.592	$—

Tier 2 Reduced Fee Units	$—	$42.101	$11.505	$—

Tier 3 Reduced Fee Units	$—	$41.719	$11.401	$—

Tier 4 Reduced Fee Units	$—	$41.055	$11.190	$—

Tier 5 Reduced Fee Units	$—	$39.066	$10.242	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$42.217	$11.537	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$42.101	$11.505	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$41.834	$11.433	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$39.282	$10.298	$—

Standard Units (b)	$—	$37.863	$9.926	$—

Inactive and Voluntary Employee Contribution Units	$—	$36.929	$9.682	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	DWS	Fidelity
	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Equity-Income Portfolio
Investments at fair value
(Cost:
DWS Capital Growth VIP — $388,184,304
VIP Asset Manager Portfolio — $110,208,537
VIP Contrafund Portfolio — $618,149,379
VIP Equity-Income Portfolio — $241,373,447)
(Notes 2 and 3)	$548,467,630	$118,778,032	$947,345,954	$276,509,394
Due From (To) Mutual of America General Account	(1,164,957)	(14,910)	(58,324)	(9,333)

Net Assets	$547,302,673	$118,763,122	$947,287,630	$276,500,061

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	114,863,749	19,884,891	220,333,025	52,105,107

Tier 1 Reduced Fee Units (a)	69,346,271	17,471,593	135,560,640	40,048,954

Tier 2 Reduced Fee Units	26,374,674	7,456,987	43,272,423	15,956,628

Tier 3 Reduced Fee Units	123,308,267	33,823,138	221,080,305	70,270,743

Tier 4 Reduced Fee Units	38,967,239	8,959,475	70,932,703	22,988,192
Tier 5 Reduced Fee Units	16,552,169	3,748,134	27,974,629	8,731,896

Certain National Accounts - Tier 2 Reduced Fee Units	4,535,194	815,975	8,125,470	1,928,533

Certain National Accounts - Tier 3 Reduced Fee Units	19,237,487	6,258,728	33,789,271	11,389,892

Certain National Accounts - Tier 4 Reduced Fee Units	3,607,397	1,896,688	6,255,091	2,909,549

Certain National Accounts - Tier 5 Reduced Fee Units	1,027,942	322,374	2,266,789	744,491

Standard Units (b)	34,026,318	7,082,876	56,148,717	17,099,181

Inactive and Voluntary Employee Contribution Units	95,455,966	11,042,263	121,548,567	32,326,895

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	485,362	284,654	925,428	366,487

Tier 1 Reduced Fee Units (a)	259,895	221,812	504,946	249,823

Tier 2 Reduced Fee Units	99,595	95,389	162,404	100,290

Tier 3 Reduced Fee Units	469,898	436,587	837,324	445,698

Tier 4 Reduced Fee Units	151,329	117,885	273,869	148,635

Tier 5 Reduced Fee Units	70,216	53,864	117,957	61,657

Certain National Accounts - Tier 2 Reduced Fee Units	17,079	10,409	30,412	12,088

Certain National Accounts - Tier 3 Reduced Fee Units	72,644	80,061	126,813	71,588

Certain National Accounts - Tier 4 Reduced Fee Units	13,709	24,415	23,625	18,403

Certain National Accounts - Tier 5 Reduced Fee Units	4,337	4,607	9,506	5,228

Standard Units (b)	148,931	105,021	244,279	124,575

Inactive and Voluntary Employee Contribution Units	428,367	167,864	542,177	241,468

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	DWS	Fidelity
	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Equity-Income Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$236.656	$69.856	$238.088	$142.174

Tier 1 Reduced Fee Units (a)	$266.824	$78.768	$268.466	$160.309

Tier 2 Reduced Fee Units	$264.819	$78.175	$266.449	$159.104

Tier 3 Reduced Fee Units	$262.415	$77.472	$264.032	$157.664

Tier 4 Reduced Fee Units	$257.500	$76.002	$259.003	$154.662

Tier 5 Reduced Fee Units	$235.731	$69.585	$237.159	$141.620

Certain National Accounts - Tier 2 Reduced Fee Units	$265.550	$78.391	$267.184	$159.543

Certain National Accounts - Tier 3 Reduced Fee Units	$264.819	$78.175	$266.449	$159.104

Certain National Accounts - Tier 4 Reduced Fee Units	$263.139	$77.685	$264.760	$158.099

Certain National Accounts - Tier 5 Reduced Fee Units	$237.033	$69.970	$238.469	$142.402

Standard Units (b)	$228.471	$67.442	$229.855	$137.260

Inactive and Voluntary Employee Contribution Units	$222.837	$65.781	$224.186	$133.876

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio
Investments at fair value
(Cost:
VIP Extended Market Index Portfolio — $1,258,514
VIP Freedom Income Portfolio — $7,928,510
VIP Freedom 2020 Portfolio — $12,014,427
VIP Freedom 2025 Portfolio — $18,880,332)
(Notes 2 and 3)	$1,525,534	$8,161,945	$12,803,576	$20,933,643
Due From (To) Mutual of America General Account	(8)	(10)	(8)	—

Net Assets	$1,525,526	$8,161,935	$12,803,568	$20,933,643

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,525,526	8,161,935	12,803,568	20,933,643

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	121,289	744,547	1,108,433	1,789,707

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual
Flexible Premium Deferred Annuity Contract Units	$12.578	$10.962	$11.551	$11.697

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio
Investments at fair value
(Cost:
VIP Freedom 2030 Portfolio — $17,569,006
VIP Freedom 2035 Portfolio — $10,971,332
VIP Freedom 2040 Portfolio — $8,787,206
VIP Freedom 2045 Portfolio — $5,274,582)
(Notes 2 and 3)	$19,432,453	$12,191,833	$10,015,892	$6,110,895
Due From (To) Mutual of America General Account	(7)	(7)	(17)	3

Net Assets	$19,432,446	$12,191,826	$10,015,875	$6,110,898

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,432,446	12,191,826	10,015,875	6,110,898

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,640,916	1,007,005	806,474	487,968

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio
Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.842	$12.107	$12.419	$12.523

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Investments at fair value
(Cost:
VIP Freedom 2050 Portfolio — $4,135,003
VIP Freedom 2055 Portfolio — $1,278,535
VIP Freedom 2060 Portfolio — $968,480
VIP Index 500 Portfolio — $76,933,308)
(Notes 2 and 3)	$4,777,626	$1,460,725	$1,119,916	$101,028,684
Due From (To) Mutual of America General Account	(17)	(13)	(12)	(13,105)

Net Assets	$4,777,609	$1,460,712	$1,119,904	$101,015,579

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	4,777,609	1,460,712	1,119,904	101,015,579

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	381,300	116,635	89,404	7,339,870

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

Fidelity
	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.530	$12.524	$12.526	$13.763

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Fidelity		Goldman Sachs
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund
Investments at fair value
(Cost:
VIP Mid Cap Portfolio — $169,249,058
VIP Value Strategies Portfolio — $3,065,491
Goldman Sachs Government Money Market Fund — $37,660,893
Goldman Sachs Small Cap Equity Insights Fund — $14,336,057)
(Notes 2 and 3)	$180,455,248	$2,993,799	$37,660,893	$15,081,169
Due From (To) Mutual of America General Account	(14,148)	(9)	7,231	(67)

Net Assets	$180,441,100	$2,993,790	$37,668,124	$15,081,102

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	32,123,321	2,993,790	37,668,124	3,770,519

Tier 1 Reduced Fee Units (a)	31,105,506	—	—	2,407,965

Tier 2 Reduced Fee Units	12,544,259	—	—	902,873

Tier 3 Reduced Fee Units	49,037,499	—	—	4,107,130

Tier 4 Reduced Fee Units	16,437,026	—	—	1,190,911

Tier 5 Reduced Fee Units	6,546,263	—	—	545,516

Certain National Accounts - Tier 2 Reduced Fee Units	948,909	—	—	74,288

Certain National Accounts - Tier 3 Reduced Fee Units	6,406,046	—	—	290,874

Certain National Accounts - Tier 4 Reduced Fee Units	1,497,085	—	—	116,867

Certain National Accounts - Tier 5 Reduced Fee Units	528,846	—	—	32,882

Standard Units (b)	11,280,660	—	—	1,171,977

Inactive and Voluntary Employee Contribution Units	11,985,680	—	—	469,300

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	213,767	247,577	3,579,879	240,259

Tier 1 Reduced Fee Units (a)	183,569	—	—	147,742

Tier 2 Reduced Fee Units	74,590	—	—	55,702

Tier 3 Reduced Fee Units	294,259	—	—	254,788

Tier 4 Reduced Fee Units	100,552	—	—	74,492

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Fidelity		Goldman Sachs
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund
Tier 5 Reduced Fee Units	43,733	—	—	34,786

Certain National Accounts - Tier 2 Reduced Fee Units	5,627	—	—	4,571

Certain National Accounts - Tier 3 Reduced Fee Units	38,091	—	—	17,945

Certain National Accounts - Tier 4 Reduced Fee Units	8,959	—	—	7,230

Certain National Accounts - Tier 5 Reduced Fee Units	3,514	—	—	2,085

Standard Units (b)	77,756	—	—	76,496

Inactive and Voluntary Employee Contribution Units	84,705	—	—	31,220

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$150.273	$12.092	$10.522	$15.694

Tier 1 Reduced Fee Units (a)	$169.449	$—	$—	$16.298

Tier 2 Reduced Fee Units	$168.175	$—	$—	$16.209

Tier 3 Reduced Fee Units	$166.647	$—	$—	$16.120

Tier 4 Reduced Fee Units	$163.467	$—	$—	$15.987

Tier 5 Reduced Fee Units	$149.687	$—	$—	$15.682

Certain National Accounts - Tier 2 Reduced Fee Units	$168.639	$—	$—	$16.254

Certain National Accounts - Tier 3 Reduced Fee Units	$168.175	$—	$—	$16.209

Certain National Accounts - Tier 4 Reduced Fee Units	$167.107	$—	$—	$16.164

Certain National Accounts - Tier 5 Reduced Fee Units	$150.514	$—	$—	$15.768

Standard Units (b)	$145.078	$—	$—	$15.321

Inactive and Voluntary Employee Contribution Units	$141.500	$—	$—	$15.032

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Goldman Sachs	Invesco	Lincoln	Macquarie
	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund[1]	Macquarie VIP Small Cap Value Series
Investments at fair value
(Cost:
Goldman Sachs U.S. Equity Insights Fund — $18,678,595
Invesco V.I. Main Street Fund — $65,779,012
LVIP American Century Capital Appreciation Fund — $258,113,401
Macquarie VIP Small Cap Value Series — $13,366,266)
(Notes 2 and 3)	$20,012,902	$66,426,678	$313,520,841	$13,566,536
Due From (To) Mutual of America General Account	(1,253)	(4,420)	(10,105)	(174)

Net Assets	$20,011,649	$66,422,258	$313,510,736	$13,566,362

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,550,194	9,800,482	67,440,332	3,925,892

Tier 1 Reduced Fee Units (a)	2,620,569	13,206,122	43,138,593	1,072,893

Tier 2 Reduced Fee Units	1,374,449	4,133,634	15,742,457	381,286

Tier 3 Reduced Fee Units	6,529,083	18,106,733	76,334,158	3,790,822

Tier 4 Reduced Fee Units	2,240,714	6,391,420	24,369,553	1,185,972

Tier 5 Reduced Fee Units	784,980	2,503,473	11,785,856	700,267

Certain National Accounts - Tier 2 Reduced Fee Units	124,512	296,275	2,027,548	243,790

Certain National Accounts - Tier 3 Reduced Fee Units	604,810	2,026,224	10,880,123	693,267

Certain National Accounts - Tier 4 Reduced Fee Units	116,366	314,257	2,409,637	445,985

Certain National Accounts - Tier 5 Reduced Fee Units	50,524	197,392	769,969	78,526

Standard Units (b)	1,197,515	5,216,016	20,631,973	542,496

Inactive and Voluntary Employee Contribution Units	817,933	4,230,230	37,980,537	505,166

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	177,536	100,537	659,496	267,788

Tier 1 Reduced Fee Units (a)	126,185	120,156	374,160	70,467

Tier 2 Reduced Fee Units	66,548	37,895	137,575	25,181

Tier 3 Reduced Fee Units	317,870	167,510	673,214	251,738

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Goldman Sachs	Invesco	Lincoln	Macquarie
	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund[1]	Macquarie VIP Small Cap Value Series
Tier 4 Reduced Fee Units	109,995	60,255	219,098	79,410

Tier 5 Reduced Fee Units	39,284	25,782	115,705	47,801

Certain National Accounts - Tier 2 Reduced Fee Units	6,012	2,709	17,670	16,056

Certain National Accounts - Tier 3 Reduced Fee Units	29,284	18,575	95,083	45,785

Certain National Accounts - Tier 4 Reduced Fee Units	5,650	2,899	21,193	29,535

Certain National Accounts - Tier 5 Reduced Fee Units	2,515	2,022	7,517	5,331

Standard Units (b)	61,342	55,424	208,986	37,904

Inactive and Voluntary Employee Contribution Units	42,703	46,085	394,443	35,974

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$19.997	$97.481	$102.261	$14.661

Tier 1 Reduced Fee Units (a)	$20.768	$109.908	$115.294	$15.225

Tier 2 Reduced Fee Units	$20.654	$109.081	$114.428	$15.142

Tier 3 Reduced Fee Units	$20.540	$108.094	$113.388	$15.059

Tier 4 Reduced Fee Units	$20.371	$106.073	$111.227	$14.935

Tier 5 Reduced Fee Units	$19.982	$97.102	$101.861	$14.650

Certain National Accounts - Tier 2 Reduced Fee Units	$20.711	$109.382	$114.744	$15.184

Certain National Accounts - Tier 3 Reduced Fee Units	$20.654	$109.081	$114.428	$15.142

Certain National Accounts - Tier 4 Reduced Fee Units	$20.597	$108.392	$113.700	$15.100

Certain National Accounts - Tier 5 Reduced Fee Units	$20.092	$97.638	$102.424	$14.730

Standard Units (b)	$19.522	$94.111	$98.724	$14.312

Inactive and Voluntary Employee Contribution Units	$19.154	$91.791	$96.289	$14.042

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

[1]	Subaccount name changed from American Century VP Capital Appreciation Fund in 2024. Refer to Note 1.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MFS	Neuberger Berman	PIMCO	T. Rowe Price
	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Investments at fair value
(Cost:
MFS Mid Cap Value Portfolio — $9,835,054
Sustainable Equity Portfolio — $17,406,973
PIMCO Real Return Portfolio — $44,120,994
T. Rowe Price Blue Chip Growth Portfolio — $331,308,553)
(Notes 2 and 3)	$10,434,074	$20,866,222	$39,311,962	$478,723,237
Due From (To) Mutual of America General Account	206	(118)	48,157	(8,910)

Net Assets	$10,434,280	$20,866,104	$39,360,119	$478,714,327

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,686,106	3,769,010	10,934,969	110,839,956

Tier 1 Reduced Fee Units (a)	890,985	1,240,834	3,054,178	63,301,178

Tier 2 Reduced Fee Units	516,236	1,317,064	2,710,756	27,549,565

Tier 3 Reduced Fee Units	3,486,521	5,628,042	12,696,948	134,720,861

Tier 4 Reduced Fee Units	1,221,876	3,526,757	3,862,756	46,567,546

Tier 5 Reduced Fee Units	291,562	1,081,335	1,463,870	17,901,836

Certain National Accounts - Tier 2 Reduced Fee Units	31,255	62,577	202,890	3,007,976

Certain National Accounts - Tier 3 Reduced Fee Units	519,966	783,550	1,742,851	19,560,861

Certain National Accounts - Tier 4 Reduced Fee Units	112,900	641,023	378,239	5,584,803

Certain National Accounts - Tier 5 Reduced Fee Units	7,836	242,801	82,144	1,581,098

Standard Units (b)	549,336	1,873,166	1,490,009	28,070,369

Inactive and Voluntary Employee Contribution Units	119,701	699,945	740,509	20,028,278

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	152,739	186,587	727,970	1,480,688

Tier 1 Reduced Fee Units (a)	48,468	59,149	187,991	781,814

Tier 2 Reduced Fee Units	28,266	63,129	168,119	342,831

Tier 3 Reduced Fee Units	192,142	271,252	794,687	1,691,873

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	MFS	Neuberger Berman	PIMCO	T. Rowe Price
	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Tier 4 Reduced Fee Units	67,999	171,388	245,554	594,334

Tier 5 Reduced Fee Units	16,600	53,572	97,831	240,086

Certain National Accounts - Tier 2 Reduced Fee Units	1,707	2,991	12,548	37,329

Certain National Accounts - Tier 3 Reduced Fee Units	28,470	37,557	108,090	243,419

Certain National Accounts -Tier 4 Reduced Fee Units	6,205	30,810	23,608	69,943

Certain National Accounts -Tier 5 Reduced Fee Units	444	11,963	5,460	21,088

Standard Units (b)	32,140	94,988	102,743	388,419

Inactive and Voluntary Employee Contribution Units	7,159	36,176	52,350	284,147

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17.586	$20.200	$15.021	$74.857

Tier 1 Reduced Fee Units (a)	$18.383	$20.978	$16.246	$80.967

Tier 2 Reduced Fee Units	$18.263	$20.863	$16.124	$80.359

Tier 3 Reduced Fee Units	$18.146	$20.748	$15.977	$79.628

Tier 4 Reduced Fee Units	$17.969	$20.578	$15.731	$78.352

Tier 5 Reduced Fee Units	$17.564	$20.185	$14.963	$74.564

Certain National Accounts - Tier 2 Reduced Fee Units	$18.314	$20.921	$16.169	$80.581

Certain National Accounts - Tier 3 Reduced Fee Units	$18.263	$20.863	$16.124	$80.359

Certain National Accounts - Tier 4 Reduced Fee Units	$18.196	$20.806	$16.021	$79.848

Certain National Accounts - Tier 5 Reduced Fee Units	$17.661	$20.296	$15.046	$74.976

Standard Units (b)	$17.092	$19.720	$14.502	$72.268

Inactive and Voluntary Employee Contribution Units	$16.719	$19.348	$14.145	$70.486

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio
Investments at fair value
(Cost:
Balanced Portfolio — $17,155,889
Conservative Allocation Portfolio — $6,333,279
Diversified Value Portfolio — $208,099,635
International Portfolio — $282,197,410)
(Notes 2 and 3)	$19,450,288	$6,894,596	$254,446,949	$292,802,408
Due From (To) Mutual of America General Account	(22)	2	(11,836)	(37,269)

Net Assets	$19,450,266	$6,894,598	$254,435,113	$292,765,139

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	19,450,266	6,894,598	51,393,428	54,235,932

Tier 1 Reduced Fee Units (a)	—	—	34,383,738	41,815,589

Tier 2 Reduced Fee Units	—	—	17,964,559	21,613,918

Tier 3 Reduced Fee Units	—	—	73,965,770	80,008,197

Tier 4 Reduced Fee Units	—	—	23,120,294	23,710,307

Tier 5 Reduced Fee Units	—	—	8,231,934	12,326,600

Certain National Accounts—Tier 2 Reduced Fee Units	—	—	2,558,298	2,659,072

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	10,297,270	12,172,333

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	3,635,398	3,077,195

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	1,246,361	964,871

Standard Units (b)	—	—	14,636,412	16,700,612

Inactive and Voluntary Employee Contribution Units	—	—	13,001,651	23,480,513

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,566,521	599,196	910,470	1,039,486

Tier 1 Reduced Fee Units (a)	—	—	540,275	710,839

Tier 2 Reduced Fee Units	—	—	284,417	370,204

Tier 3 Reduced Fee Units	—	—	1,181,754	1,382,947

Tier 4 Reduced Fee Units	—	—	376,429	417,670

Tier 5 Reduced Fee Units	—	—	146,407	237,182

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio
Certain National Accounts - Tier 2 Reduced Fee Units	—	—	40,392	45,419

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	163,028	208,488

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	57,923	53,043

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	22,045	18,464

Standard Units (b)	—	—	268,583	331,552

Inactive and Voluntary Employee Contribution Units	—	—	244,614	477,944

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.416	$11.506	$56.447	$52.176

Tier 1 Reduced Fee Units (a)	$—	$—	$63.641	$58.826

Tier 2 Reduced Fee Units	$—	$—	$63.163	$58.384

Tier 3 Reduced Fee Units	$—	$—	$62.590	$57.853

Tier 4 Reduced Fee Units	$—	$—	$61.420	$56.768

Tier 5 Reduced Fee Units	$—	$—	$56.226	$51.971

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$63.337	$58.545

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$63.163	$58.384

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$62.762	$58.013

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$56.537	$52.258

Standard Units (b)	$—	$—	$54.495	$50.371

Inactive and Voluntary Employee Contribution Units	$—	$—	$53.152	$49.128

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio
Investments at fair value
(Cost:
Mid-Cap Index Portfolio — $30,280,819
Real Estate Index Portfolio — $57,635,298
Small Company Growth Portfolio — $6,676,232
Short-Term Investment — Grade Portfolio — $3,310,624)
(Notes 2 and 3)	$37,812,938	$52,790,596	$8,544,297	$3,419,693
Due From (To) Mutual of America General Account	(25)	(909)	(27)	(12)

Net Assets	$37,812,913	$52,789,687	$8,544,270	$3,419,681

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	37,812,913	7,247,503	8,544,270	3,419,681

Tier 1 Reduced Fee Units (a)	—	7,274,106	—	—

Tier 2 Reduced Fee Units	—	3,669,025	—	—

Tier 3 Reduced Fee Units	—	17,254,254	—	—

Tier 4 Reduced Fee Units	—	5,472,130	—	—

Tier 5 Reduced Fee Units	—	2,605,952	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	680,454	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	2,495,745	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	734,525	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	205,256	—	—

Standard Units (b)	—	3,785,804	—	—

Inactive and Voluntary Employee Contribution Units	—	1,364,933	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,966,706	323,369	691,308	317,560

Tier 1 Reduced Fee Units (a)	—	300,068	—	—

Tier 2 Reduced Fee Units	—	152,499	—	—

Tier 3 Reduced Fee Units	—	723,739	—	—

Tier 4 Reduced Fee Units	—	233,254	—	—

Tier 5 Reduced Fee Units	—	116,730	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard
	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio
Certain National Accounts - Tier 2 Reduced Fee Units	—	28,204	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	103,733	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	30,725	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	9,144	—	—

Standard Units (b)	—	174,968	—	—

Inactive and Voluntary Employee Contribution Units	—	64,678	—	—

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$12.746	$22.413	$12.360	$10.769

Tier 1 Reduced Fee Units (a)	$—	$24.241	$—	$—

Tier 2 Reduced Fee Units	$—	$24.059	$—	$—

Tier 3 Reduced Fee Units	$—	$23.840	$—	$—

Tier 4 Reduced Fee Units	$—	$23.460	$—	$—

Tier 5 Reduced Fee Units	$—	$22.325	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$24.126	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$24.059	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$23.906	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$22.448	$—	$—

Standard Units (b)	$—	$21.637	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$21.104	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard		Victory
	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Investments at fair value
(Cost:
Total Bond Market Index Portfolio — $68,498,251
Total International Stock Market Index Portfolio — $1,005,868
Victory RS Small Cap Growth Equity VIP Series — $5,195,912
(Notes 2 and 3)	$63,310,386	$1,078,202	$6,062,727
Due From (To) Mutual of America General Account	(2,777)	(7)	20,881

Net Assets	$63,307,609	$1,078,195	$6,083,608

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	12,602,682	1,078,195	1,039,562

Tier 1 Reduced Fee Units (a)	5,147,624	—	570,125

Tier 2 Reduced Fee Units	4,300,466	—	341,550

Tier 3 Reduced Fee Units	21,454,553	—	1,895,463

Tier 4 Reduced Fee Units	7,015,276	—	737,452

Tier 5 Reduced Fee Units	2,177,351	—	223,894

Certain National Accounts - Tier 2 Reduced Fee Units	897,606	—	107,893

Certain National Accounts - Tier 3 Reduced Fee Units	3,586,205	—	207,756

Certain National Accounts - Tier 4 Reduced Fee Units	1,578,016	—	81,488

Certain National Accounts - Tier 5 Reduced Fee Units	323,324	—	14,280

Standard Units (b)	2,890,621	—	370,147

Inactive and Voluntary Employee Contribution Units	1,333,885	—	493,998

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,236,544	94,585	97,567

Tier 1 Reduced Fee Units (a)	483,188	—	51,523

Tier 2 Reduced Fee Units	406,307	—	31,037

Tier 3 Reduced Fee Units	2,040,190	—	173,193

Tier 4 Reduced Fee Units	673,645	—	67,942

Tier 5 Reduced Fee Units	213,901	—	21,029

Certain National Accounts - Tier 2 Reduced Fee Units	84,572	—	9,777

Certain National Accounts - Tier 3 Reduced Fee Units	338,824	—	18,879

Certain National Accounts - Tier 4 Reduced Fee Units	149,647	—	7,425

Certain National Accounts - Tier 5 Reduced Fee Units	31,589	—	1,334

Standard Units (b)	291,827	—	35,585

Inactive and Voluntary Employee Contribution Units	137,662	—	48,405

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2024

	Vanguard		Victory
	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.192	$11.399	$10.655

Tier 1 Reduced Fee Units (a)	$10.653	$—	$11.065

Tier 2 Reduced Fee Units	$10.584	$—	$11.005

Tier 3 Reduced Fee Units	$10.516	$—	$10.944

Tier 4 Reduced Fee Units	$10.414	$—	$10.854

Tier 5 Reduced Fee Units	$10.179	$—	$10.647

Certain National Accounts - Tier 2 Reduced Fee Units	$10.613	$—	$11.035

Certain National Accounts - Tier 3 Reduced Fee Units	$10.584	$—	$11.005

Certain National Accounts - Tier 4 Reduced Fee Units	$10.545	$—	$10.974

Certain National Accounts - Tier 5 Reduced Fee Units	$10.235	$—	$10.706

Standard Units (b)	$9.905	$—	$10.402

Inactive and Voluntary Employee Contribution Units	$9.690	$—	$10.206

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$2,296,388	$14,177,099	$1,530,633	$6,266,189	$799,846	$567,906
Expenses (Note 4)	2,329,265	8,391,576	244,215	3,257,535	419,566	228,265

Net Investment Income (Loss)	(32,877)	5,785,523	1,286,418	3,008,654	380,280	339,641

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,466,014	88,044,249	673,368	17,095,487	1,265,182	(1,180,178)
Realized gain from distributions	24,134,503	84,896,708	—	30,864,239	2,392,116	1,322,319

Net realized gain (loss) on investments	28,600,517	172,940,957	673,368	47,959,726	3,657,298	142,141

Net change in unrealized appreciation (depreciation) on investments	11,429,494	55,735,214	(257,708)	613,374	1,442,141	2,112,137

Net Realized and Unrealized Gain (Loss) on Investments	40,030,011	228,676,171	415,660	48,573,100	5,099,439	2,254,278

Net Increase (Decrease) in Net Assets Resulting From Operations	$39,997,134	$234,461,694	$1,702,078	$51,581,754	$5,479,719	$2,593,919

	MoA Funds Corporation
	MoA Small Cap Growth Fund	MoA Small Cap Value Fund	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$1,679,174	$3,499,231	$5,795,122	$2,694,323	$6,487,550
Expenses (Note 4)	1,605,185	1,165,286	1,444,384	1,074,040	519,808	1,004,908

Net Investment Income (Loss)	(1,605,185)	513,888	2,054,847	4,721,082	2,174,515	5,482,642
Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	2,351,337	2,902,674	3,961,120	(3,198,261)	(721,743)	(122,638,049)
Realized gain from distributions	3,076,703	6,461,487	10,799,418	—	—	—

Net realized gain (loss) on investments	5,428,040	9,364,161	14,760,538	(3,198,261)	(721,743)	(122,638,049)

Net change in unrealized appreciation (depreciation) on investments	13,372,561	3,776,354	8,757,333	(927,663)	74	122,579,471

Net Realized and Unrealized Gain (Loss) on Investments	18,800,601	13,140,515	23,517,871	(4,125,924)	(721,669)	(58,578)

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,195,416	$13,654,403	$25,572,718	$595,158	$1,452,846	$5,424,064

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$6,140,967	$3,243,304	$8,203,786	$3,411,298	$2,284,512	$8,458,488
Expenses (Note 4)	1,775,726	755,541	2,040,882	596,253	528,053	1,756,976

Net Investment Income (Loss)	4,365,241	2,487,763	6,162,904	2,815,045	1,756,459	6,701,512

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,592,120	(127,835)	3,960,225	(1,201,759)	(1,708,937)	(165,434)
Realized gain from distributions	14,920,974	2,476,764	17,388,150	1,523,602	2,865,485	8,147,614

Net realized gain (loss) on investments	19,513,094	2,348,929	21,348,375	321,843	1,156,548	7,982,180

Net change in unrealized appreciation (depreciation) on investments	6,152,434	2,794,708	2,762,772	2,896,191	2,190,843	5,823,891

Net Realized and Unrealized Gain (Loss) on Investments	25,665,528	5,143,637	24,111,147	3,218,034	3,347,391	13,806,071

Net Increase (Decrease) in Net Assets Resulting From Operations	$30,030,769	$7,631,400	$30,274,051	$6,033,079	$5,103,850	$20,507,583

	MoA Funds Corporation
	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$17,964,720	$19,964,558	$17,679,338	$15,100,331	$15,323,453	$11,549,670
Expenses (Note 4)	3,740,283	4,339,555	4,097,751	3,699,290	3,902,411	2,888,034

Net Investment Income (Loss)	14,224,437	15,625,003	13,581,587	11,401,041	11,421,042	8,661,636

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	11,399,575	13,600,107	14,306,044	10,636,275	12,267,133	8,646,732
Realized gain from distributions	27,044,315	33,239,877	41,377,014	39,528,132	42,743,252	25,656,982

Net realized gain (loss) on investments	38,443,890	46,839,984	55,683,058	50,164,407	55,010,385	34,303,714

Net change in unrealized appreciation (depreciation) on investments	2,484,216	11,997,011	12,105,932	16,924,266	19,529,163	25,913,391

Net Realized and Unrealized Gain (Loss) on Investments	40,928,106	58,836,995	67,788,990	67,088,673	74,539,548	60,217,105

Net Increase (Decrease) in Net Assets Resulting From Operations	$55,152,543	$74,461,998	$81,370,577	$78,489,714	$85,960,590	$68,878,741

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	MoA Funds Corporation			American Funds
	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	The Bond Fund of America	Managed Risk Growth- Income Fund	New World Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$6,259,947	$3,336,237	$1,205,570	$280,942	$86,160	$304,242
Expenses (Note 4)	1,585,155	829,812	282,270	69,137	50,480	131,865

Net Investment Income (Loss)	4,674,792	2,506,425	923,300	211,805	35,680	172,377

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	3,831,366	2,037,191	33,518	18,227	139,186	491,234
Realized gain from distributions	13,660,431	6,548,689	1,440,623	—	64,970	87,424

Net realized gain (loss) on investments	17,491,797	8,585,880	1,474,141	18,227	204,156	578,658

Net change in unrealized appreciation (depreciation) on investments	15,742,665	8,954,136	4,176,539	(218,409)	538,445	397,664

Net Realized and Unrealized Gain (Loss) on Investments	33,234,462	17,540,016	5,650,680	(200,182)	742,601	976,322

Net Increase (Decrease) in Net Assets Resulting From Operations	$37,909,254	$20,046,441	$6,573,980	$11,623	$778,281	$1,148,699

	Calvert	DFA	DWS	Fidelity
	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	VIP Asset Manager Portfolio	VIPC contrafund Portfolio	VIP Equity- Income Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$2,613,261	$89,126	$1,010,680	$2,893,248	$1,693,418	$4,862,810
Expenses (Note 4)	1,263,582	71,623	4,832,642	884,190	7,433,127	2,148,827

Net Investment Income (Loss)	1,349,679	17,503	(3,821,962)	2,009,058	(5,739,709)	2,713,983

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	6,002,010	68,947	36,970,066	2,330,611	68,495,715	8,179,976
Realized gain from distributions	2,692,450	434,167	40,760,726	792,844	107,178,255	15,935,975

Net realized gain (loss) on investments	8,694,460	503,114	77,730,792	3,123,455	175,673,970	24,115,951

Net change in unrealized appreciation (depreciation) on investments	16,142,856	(86,024)	45,907,466	4,257,581	82,366,692	10,717,231

Net Realized and Unrealized Gain (Loss) on Investments	24,837,316	417,090	123,638,258	7,381,036	258,040,662	34,833,182

Net Increase (Decrease) in Net Assets Resulting From Operations	$26,186,995	$434,593	$119,816,296	$9,390,094	$252,300,953	$37,547,165

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$21,396	$303,425	$374,254	$530,681	$428,429	$221,198
Expenses (Note 4)	19,859	93,435	146,348	237,558	201,888	117,788

Net Investment Income (Loss)	1,537	209,990	227,906	293,123	226,541	103,410

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	188,450	45,578	148,011	428,567	247,592	229,764
Realized gain from distributions	—	5,022	384,148	39,480	41,431	157,949

Net realized gain (loss) on investments	188,450	50,600	532,159	468,047	289,023	387,713

Net change in unrealized appreciation (depreciation) on investments	(21,123)	18,224	96,382	754,384	839,130	509,009

Net Realized and Unrealized Gain (Loss) on Investments	167,327	68,824	628,541	1,222,431	1,128,153	896,722

Net Increase (Decrease) in Net Assets Resulting From Operations	$168,864	$278,814	$856,447	$1,515,554	$1,354,694	$1,000,132

	Fidelity
	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio	VIP Index 500 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$140,942	$78,478	$61,545	$18,090	$13,486	$1,240,385
Expenses (Note 4)	94,205	59,302	44,970	14,634	10,559	1,070,064

Net Investment Income (Loss)	46,737	19,176	16,575	3,456	2,927	170,321

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	221,503	130,464	97,324	66,183	18,268	2,460,836
Realized gain from distributions	148,148	101,620	85,236	25,705	19,656	59,296

Net realized gain (loss) on investments	369,651	232,084	182,560	91,888	37,924	2,520,132

Net change in unrealized appreciation (depreciation) on investments	598,551	434,189	317,140	81,255	78,615	17,293,607

Net Realized and Unrealized Gain (Loss) on Investments	968,202	666,273	499,700	173,143	116,539	19,813,739

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,014,939	$685,449	$516,275	$176,599	$119,466	$19,984,060

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Fidelity		Goldman Sachs			Invesco
	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$968,413	$31,231	$3,182,011	$140,148	$122,177	$—
Expenses (Note 4)	1,261,218	33,790	699,843	87,758	110,470	461,585

Net Investment Income (Loss)	(292,805)	(2,559)	2,482,168	52,390	11,707	(461,585)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	6,341,575	86,580	—	(620,308)	(279,656)	(3,818,417)
Realized gain from distributions	22,812,748	427,648	—	1,158,718	2,639,505	6,375,705

Net realized gain (loss) on investments	29,154,323	514,228	—	538,410	2,359,849	2,557,288

Net change in unrealized appreciation (depreciation) on investments	(549,043)	(288,103)	—	1,305,917	1,287,952	11,150,370

Net Realized and Unrealized Gain (Loss) on Investments	28,605,280	226,125	—	1,844,327	3,647,801	13,707,658

Net Increase (Decrease) in Net Assets Resulting From Operations	$28,312,475	$223,566	$2,482,168	$1,896,717	$3,659,508	$13,246,073

	Lincoln	Macquarie	MFS	Neuberger Berman AMT	PIMCO	T. Rowe Price
	LVIP American Century Capital Appreciation Fund	Macquarie VIP Small Cap Value Series	MFS Mid Cap Value Portfolio	Sustainable Equity Portfolio	PIMCO Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$186,513	$119,414	$42,640	$1,111,240	$—
Expenses (Note 4)	2,511,364	102,698	63,036	137,255	271,367	2,969,475

Net Investment Income (Loss)	(2,511,364)	83,815	56,378	(94,615)	839,873	(2,969,475)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	8,366,087	(672,894)	(33,153)	563,353	(1,186,582)	26,156,252
Realized gain from distributions	17,963,408	514,989	402,664	918,619	—	19,248,263

Net realized gain (loss) on investments	26,329,495	(157,905)	369,511	1,481,972	(1,186,582)	45,404,515

Net change in unrealized appreciation (depreciation) on investments	41,841,409	1,342,089	758,557	2,655,439	951,498	84,837,928

Net Realized and Unrealized Gain (Loss) on Investments	68,170,904	1,184,184	1,128,068	4,137,411	(235,084)	130,242,443

Net Increase (Decrease) in Net Assets Resulting From Operations	$65,659,540	$1,267,999	$1,184,446	$4,042,796	$604,789	$127,272,968

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2024

	Vanguard
	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio	Mid-Cap Index Portfolio	Real Estate Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$465,422	$218,216	$4,160,048	$3,846,602	$520,286	$1,757,011
Expenses (Note 4)	219,510	81,466	1,827,395	2,291,174	408,876	357,415

Net Investment Income (Loss)	245,912	136,750	2,332,653	1,555,428	111,410	1,399,596

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	364,911	124,970	2,751,568	13,250,677	660,318	(758,548)
Realized gain from distributions	1,006,618	184,961	15,036,366	10,182,505	433,613	1,482,235

Net realized gain (loss) on investments	1,371,529	309,931	17,787,934	23,433,182	1,093,931	723,687

Net change in unrealized appreciation (depreciation) on investments	905,715	7,268	13,696,911	(67,520)	3,550,311	(55,492)

Net Realized and Unrealized Gain (Loss) on Investments	2,277,244	317,199	31,484,845	23,365,662	4,644,242	668,195

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,523,156	$453,949	$33,817,498	$24,921,090	$4,755,652	$2,067,791

	Vanguard				Victory
	Small Company Growth Portfolio	Short-Term Investment - Grade Portfolio	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 2)	$45,310	$107,684	$1,606,572	$30,822	$—
Expenses (Note 4)	92,883	34,225	383,731	11,915	45,541

Net Investment Income (Loss)	(47,573)	73,459	1,222,841	18,907	(45,541)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	139,690	22,143	(2,075,023)	28,009	(1,204,439)
Realized gain from distributions	—	—	—	5,232	—

Net realized gain (loss) on investments	139,690	22,143	(2,075,023)	33,241	(1,204,439)

Net change in unrealized appreciation (depreciation) on investments	711,541	21,852	1,077,996	(16,809)	1,896,653

Net Realized and Unrealized Gain (Loss) on Investments	851,231	43,995	(997,027)	16,432	692,214

Net Increase (Decrease) in Net Assets Resulting From Operations	$803,658	$117,454	$225,814	$35,339	$646,673

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA All America Fund		MoA Equity Index Fund		MoA International Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(32,877)	$624,986	$5,785,523	$7,786,370	$1,286,418	$1,673,335
Net realized gain (loss) on investments	28,600,517	19,951,126	172,940,957	87,585,475	673,368	146,460
Net change in unrealized appreciation (depreciation) on investments	11,429,494	19,590,030	55,735,214	116,537,373	(257,708)	4,111,512

Net Increase (Decrease) in net assets resulting from operations	39,997,134	40,166,142	234,461,694	211,909,218	1,702,078	5,931,307

From Unit Transactions:
Contributions	6,217,689	8,011,777	64,070,280	61,013,418	3,959,095	4,198,247
Withdrawals	(32,475,636)	(31,239,274)	(179,312,320)	(133,394,379)	(6,680,819)	(4,680,861)
Net transfers	(5,437,228)	(1,566,720)	1,618,174	7,811,435	2,843,623	2,628,167
Contract fees (Note 4)	(53,093)	(19,659)	(120,142)	(50,910)	(1,282)	(538)

Net Increase (Decrease) from unit transactions	(31,748,268)	(24,813,876)	(113,744,008)	(64,620,436)	120,617	2,145,015

NET INCREASE (DECREASE) IN NET ASSETS	8,248,866	15,352,266	120,717,686	147,288,782	1,822,695	8,076,322
NET ASSETS:
Beginning of Year	$236,656,924	$221,304,658	$1,019,386,678	$872,097,896	$38,364,750	$30,288,428

End of Year	$244,905,790	$236,656,924	$1,140,104,364	$1,019,386,678	$40,187,445	$38,364,750

Changes in Units:
Units outstanding, beginning of year	7,077,493	7,908,561	73,100,532	78,430,426	27,311,970	25,683,713

Units issued	909,580	1,495,159	16,280,416	19,804,829	11,167,159	12,214,756
Units redeemed	(1,765,247)	(2,326,227)	(23,383,114)	(25,134,723)	(11,153,534)	(10,586,499)

Net increase (decrease)	(855,667)	(831,068)	(7,102,698)	(5,329,894)	13,625	1,628,257

Units outstanding, end of year	6,221,826	7,077,493	65,997,834	73,100,532	27,325,595	27,311,970

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Mid Cap Equity Index Fund		MoA Mid Cap Value Fund		MoA Small Cap Equity Index Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,008,654	$2,852,985	$380,280	$359,594	$339,641	$305,105
Net realized gain (loss) on investments	47,959,726	37,921,218	3,657,298	2,490,430	142,141	(65,673)
Net change in unrealized appreciation (depreciation) on investments	613,374	18,214,398	1,442,141	887,284	2,112,137	4,197,962

Net Increase (Decrease) in net assets resulting from operations	51,581,754	58,988,601	5,479,719	3,737,308	2,593,919	4,437,394

From Unit Transactions:
Contributions	16,938,649	17,763,781	3,472,521	4,250,575	4,314,115	4,197,879
Withdrawals	(72,701,054)	(54,576,053)	(10,236,324)	(8,587,851)	(6,063,442)	(3,996,451)
Net transfers	(12,746,653)	(8,085,217)	(4,148,023)	(7,557,781)	1,531,544	(879,966)
Contract fees (Note 4)	(36,003)	(16,305)	(2,364)	(1,172)	(233)	(166)

Net Increase (Decrease) from unit transactions	(68,545,061)	(44,913,794)	(10,914,190)	(11,896,229)	(218,016)	(678,704)

NET INCREASE (DECREASE) IN NET ASSETS	(16,963,307)	14,074,807	(5,434,471)	(8,158,921)	2,375,903	3,758,690
NET ASSETS:
Beginning of Year	$425,602,508	$411,527,701	$61,860,996	$70,019,917	$33,825,299	$30,066,609

End of Year	$408,639,201	$425,602,508	$56,426,525	$61,860,996	$36,201,202	$33,825,299

Changes in Units:
Units outstanding, beginning of year	55,680,077	62,156,856	19,068,901	22,965,775	2,523,946	2,587,597

Units issued	9,410,516	12,381,007	3,900,429	5,118,324	1,149,806	1,341,016
Units redeemed	(17,675,628)	(18,857,786)	(7,130,949)	(9,015,198)	(1,168,848)	(1,404,667)

Net increase (decrease)	(8,265,112)	(6,476,779)	(3,230,520)	(3,896,874)	(19,042)	(63,651)

Units outstanding, end of year	47,414,965	55,680,077	15,838,381	19,068,901	2,504,904	2,523,946

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Small Cap Growth Fund		MoA Small Cap Value Fund		MoA Balanced Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(1,605,185)	$(1,492,802)	$513,888	$1,226,146	$2,054,847	$2,112,098
Net realized gain (loss) on investments	5,428,040	(1,233,013)	9,364,161	8,093,113	14,760,538	7,903,928
Net change in unrealized appreciation (depreciation) on investments	13,372,561	30,532,063	3,776,354	2,682,305	8,757,333	10,817,463

Net Increase (Decrease) in net assets resulting from operations	17,195,416	27,806,248	13,654,403	12,001,564	25,572,718	20,833,489

From Unit Transactions:
Contributions	8,483,433	10,799,852	5,798,142	6,961,510	8,610,289	8,203,480
Withdrawals	(31,261,772)	(25,563,769)	(22,276,558)	(18,913,088)	(25,970,181)	(20,961,437)
Net transfers	(9,356,688)	(4,428,743)	(6,853,862)	(7,909,965)	870,645	(1,939,361)
Contract fees (Note 4)	(6,212)	(3,691)	(13,226)	(5,179)	(81,056)	(24,648)

Net Increase (Decrease) from unit transactions	(32,141,239)	(19,196,351)	(23,345,504)	(19,866,722)	(16,570,303)	(14,721,966)

NET INCREASE (DECREASE) IN NET ASSETS	(14,945,823)	8,609,897	(9,691,101)	(7,865,158)	9,002,415	6,111,523
NET ASSETS:
Beginning of Year	$207,279,234	198,669,337	$147,918,006	$155,783,164	$161,527,837	$155,416,314

End of Year	$192,333,411	$207,279,234	$138,226,905	$147,918,006	$170,530,252	$161,527,837

Changes in Units:
Units outstanding, beginning of year	57,270,175	63,075,361	47,627,511	54,550,738	10,193,499	11,209,064

Units issued	9,407,062	12,947,762	7,481,005	11,205,040	2,107,792	2,281,987
Units redeemed	(17,873,277)	(18,752,948)	(14,688,042)	(18,128,267)	(3,068,542)	(3,297,552)

Net increase (decrease)	(8,466,215)	(5,805,186)	(7,207,037)	(6,923,227)	(960,750)	(1,015,565)

Units outstanding, end of year	48,803,960	57,270,175	40,420,474	47,627,511	9,232,749	10,193,499

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Core Bond Fund		MoA Intermediate Bond Fund		MoA US Government Money Market Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,721,082	$3,725,716	$2,174,515	$1,258,194	$5,482,642	$3,322,994
Net realized gain (loss) on investments	(3,198,261)	(2,806,414)	(721,743)	(690,229)	(122,638,049)	(389,014)
Net change in unrealized appreciation (depreciation) on investments	(927,663)	5,956,178	74	2,405,124	122,579,471	518,307

Net Increase (Decrease) in net assets resulting from operations	595,158	6,875,480	1,452,846	2,973,089	5,424,064	3,452,287

From Unit Transactions:
Contributions	9,069,633	9,489,216	5,196,284	5,025,874	10,355,903	8,652,376
Withdrawals	(29,069,527)	(23,517,412)	(14,525,766)	(12,429,307)	(38,996,789)	(21,392,437)
Net transfers	792,031	(686,483)	730,232	1,800,603	45,756,879	60,815,433
Contract fees (Note 4)	(78,052)	(29,562)	(48,698)	(19,020)	(72,407)	(24,963)

Net Increase (Decrease) from unit transactions	(19,285,915)	(14,744,241)	(8,647,948)	(5,621,850)	17,043,586	48,050,409

NET INCREASE (DECREASE) IN NET ASSETS	(18,690,757)	(7,868,761)	(7,195,102)	(2,648,761)	22,467,650	51,502,696
NET ASSETS:
Beginning of Year	$161,788,730	$169,657,491	$76,938,932	$79,587,693	$114,518,823	$63,016,127

End of Year	$143,097,973	$161,788,730	$69,743,830	$76,938,932	$136,986,473	$114,518,823

Changes in Units:
Units outstanding, beginning of year	24,400,319	26,681,534	29,854,479	32,056,013	44,355,645	25,361,274

Units issued	5,485,068	6,184,925	9,203,875	8,851,276	36,384,714	37,395,531
Units redeemed	(8,405,210)	(8,466,140)	(12,544,630)	(11,052,810)	(29,727,160)	(18,401,160)

Net increase (decrease)	(2,920,142)	(2,281,215)	(3,340,755)	(2,201,534)	6,657,554	18,994,371

Units outstanding, end of year	21,480,177	24,400,319	26,513,724	29,854,479	51,013,199	44,355,645

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Aggressive Allocation Fund		MoA Conservative Allocation Fund		MoA Moderate Allocation Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,365,241	$3,889,339	$2,487,763	$1,787,137	$6,162,904	$4,838,639
Net realized gain (loss) on investments	19,513,094	14,568,393	2,348,929	(44,604)	21,348,375	12,576,496
Net change in unrealized appreciation (depreciation) on investments	6,152,434	18,899,560	2,794,708	9,049,922	2,762,772	22,115,272

Net Increase (Decrease) in net assets resulting from operations	30,030,769	37,357,292	7,631,400	10,792,455	30,274,051	39,530,407

From Unit Transactions:
Contributions	16,658,321	17,348,213	7,363,094	7,876,001	20,040,435	20,727,305
Withdrawals	(41,579,305)	(27,652,168)	(18,052,888)	(18,693,259)	(49,324,662)	(46,301,930)
Net transfers	(7,692,877)	(5,927,713)	331,777	(2,486,966)	(5,398,245)	(3,153,350)
Contract fees (Note 4)	(39,845)	(16,887)	(25,742)	(12,743)	(52,274)	(24,335)

Net Increase (Decrease) from unit transactions	(32,653,706)	(16,248,555)	(10,383,759)	(13,316,967)	(34,734,746)	(28,752,310)

NET INCREASE (DECREASE) IN NET ASSETS	(2,622,937)	21,108,737	(2,752,359)	(2,524,512)	(4,460,695)	10,778,097
NET ASSETS:
Beginning of Year	$252,977,488	$231,868,751	$108,117,747	$110,642,259	$299,301,539	$288,523,442

End of Year	$250,354,551	$252,977,488	$105,365,388	$108,117,747	$294,840,844	$299,301,539

Changes in Units:
Units outstanding, beginning of year	55,396,153	59,336,325	44,023,075	49,786,979	82,998,689	91,773,178

Units issued	13,255,853	16,106,155	10,369,770	12,873,663	18,337,160	22,518,844
Units redeemed	(19,888,300)	(20,046,327)	(14,511,475)	(18,637,567)	(27,405,462)	(31,293,333)

Net increase (decrease)	(6,632,447)	(3,940,172)	(4,141,705)	(5,763,904)	(9,068,302)	(8,774,489)

Units outstanding, end of year	48,763,706	55,396,153	39,881,370	44,023,075	73,930,387	82,998,689

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Retirement Income Fund		MoA Clear Passage 2015 Fund		MoA Clear Passage 2020 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,815,045	$1,779,944 $	1,756,459	$1,337,195	$6,701,512	$5,690,415
Net realized gain (loss) on investments	321,843	(1,111,922)	1,156,548	(1,071,543)	7,982,180	2,576,760
Net change in unrealized appreciation (depreciation) on investments	2,896,191	8,021,638	2,190,843	6,842,897	5,823,891	23,424,377

Net Increase (Decrease) in net assets resulting from operations	6,033,079	8,689,660	5,103,850	7,108,549	20,507,583	31,691,552

From Unit Transactions:
Contributions	9,682,590	11,323,919	3,868,798	5,567,710	15,897,034	17,710,890
Withdrawals	(22,401,743)	(22,586,496)	(11,720,692)	(13,137,760)	(56,643,889)	(60,320,676)
Net transfers	3,547,785	(4,466,875)	(1,806,637)	(727,949)	(4,918,881)	(6,523,119)
Contract fees (Note 4)	(63,466)	(27,997)	(22,074)	(7,720)	(73,166)	(31,998)

Net Increase (Decrease) from unit transactions	(9,234,834)	(15,757,449)	(9,680,605)	(8,305,719)	(45,738,902)	(49,164,903)

NET INCREASE (DECREASE) IN NET ASSETS	(3,201,755)	(7,067,789)	(4,576,755)	(1,197,170)	(25,231,319)	(17,473,351)
NET ASSETS:
Beginning of Year	$96,641,285	$103,709,074	$77,257,853	$78,455,023	$293,750,048	$311,223,399

End of Year	$93,439,530	$96,641,285	$72,681,098	$77,257,853	$268,518,729	$293,750,048

Changes in Units:
Units outstanding, beginning of year	51,648,368	60,676,246	39,527,699	44,030,991	139,576,005	164,485,729

Units issued	15,744,407	20,548,450	9,383,478	9,936,136	24,033,024	33,728,823
Units redeemed	(20,509,137)	(29,576,328)	(14,098,626)	(14,439,428)	(44,854,095)	(58,638,547)

Net increase (decrease)	(4,764,730)	(9,027,878)	(4,715,148)	(4,503,292)	(20,821,071)	(24,909,724)

Units outstanding, end of year	46,883,638	51,648,368	34,812,551	39,527,699	118,754,934	139,576,005

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2025 Fund		MoA Clear Passage 2030 Fund		MoA Clear Passage 2035 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$14,224,437	$11,928,577	$15,625,003	$12,896,747	$13,581,587	$11,414,963
Net realized gain (loss) on investments	38,443,890	19,215,474	46,839,984	28,327,266	55,683,058	23,683,752
Net change in unrealized appreciation (depreciation) on investments	2,484,216	44,145,534	11,997,011	51,478,094	12,105,932	58,204,364

Net Increase (Decrease) in net assets resulting from operations	55,152,543	75,289,585	74,461,998	92,702,107	81,370,577	93,303,079

From Unit Transactions:
Contributions	62,840,600	58,573,094	85,731,422	77,938,443	88,162,667	78,642,026
Withdrawals	(134,034,607)	(104,819,321)	(126,899,707)	(84,051,722)	(112,738,148)	(66,666,479)
Net transfers	(4,165,993)	(5,339,074)	(3,136,656)	536,650	4,240,421	(1,448,218)
Contract fees (Note 4)	(178,329)	(82,673)	(233,724)	(103,137)	(253,739)	(108,847)

Net Increase (Decrease) from unit transactions	(75,538,329)	(51,667,974)	(44,538,665)	(5,679,766)	(20,588,799)	10,418,482

NET INCREASE (DECREASE) IN NET ASSETS	(20,385,786)	23,621,611	29,923,333	87,022,341	60,781,778	103,721,561
NET ASSETS:
Beginning of Year	$635,796,304	$612,174,693	$725,840,002	$638,817,661	$660,884,255	$557,162,694

End of Year	$615,410,518	$635,796,304	$755,763,335	$725,840,002	$721,666,033	$660,884,255

Changes in Units:
Units outstanding, beginning of year	272,366,991	296,488,038	280,898,112	283,560,701	243,396,621	239,522,133

Units issued	73,964,105	84,544,021	81,696,339	88,272,782	78,759,654	78,901,924
Units redeemed	(104,874,431)	(108,665,068)	(98,168,897)	(90,935,371)	(86,054,354)	(75,027,436)

Net increase (decrease)	(30,910,326)	(24,121,047)	(16,472,558)	(2,662,589)	(7,294,700)	3,874,488

Units outstanding, end of year	241,456,665	272,366,991	264,425,554	280,898,112	236,101,921	243,396,621

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2040 Fund		MoA Clear Passage 2045 Fund		MoA Clear Passage 2050 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$11,401,041	$9,575,556	$11,421,042	$10,142,996	$8,661,636	$7,684,691
Net realized gain (loss) on investments	50,164,407	23,080,470	55,010,385	25,243,878	34,303,714	21,118,632
Net change in unrealized appreciation (depreciation) on investments	16,924,266	54,804,416	19,529,163	61,719,558	25,913,391	46,041,726

Net Increase (Decrease) in net assets resulting from operations	78,489,714	87,460,442	85,960,590	97,106,432	68,878,741	74,845,049

From Unit Transactions:
Contributions	84,723,642	73,771,474	81,480,533	71,669,463	78,720,491	73,177,491
Withdrawals	(87,270,588)	(61,844,001)	(97,605,372)	(66,871,838)	(82,031,096)	(57,733,075)
Net transfers	(2,320,629)	1,213,900	(2,335,906)	(1,371,476)	(4,208,346)	(2,930,138)
Contract fees (Note 4)	(260,346)	(105,591)	(323,779)	(123,783)	(361,407)	(138,455)

Net Increase (Decrease) from unit transactions	(5,127,921)	13,035,782	(18,784,524)	3,302,366	(7,880,358)	12,375,824

NET INCREASE (DECREASE) IN NET ASSETS	73,361,793	100,496,224	67,176,066	100,408,798	60,998,383	87,220,873
NET ASSETS:
Beginning of Year	$575,853,682	$475,357,458	$611,013,671	$510,604,873	$469,027,010	$381,806,137

End of Year	$649,215,475	$575,853,682	$678,189,737	$611,013,671	$530,025,393	$469,027,010

Changes in Units:
Units outstanding, beginning of year	205,050,739	200,264,735	217,737,210	216,689,792	173,668,540	168,748,500

Units issued	66,039,727	72,864,170	69,228,460	71,148,798	61,605,560	68,095,069
Units redeemed	(68,101,241)	(68,078,166)	(75,706,195)	(70,101,380)	(64,542,965)	(63,175,029)

Net increase (decrease)	(2,061,514)	4,786,004	(6,477,735)	1,047,418	(2,937,405)	4,920,040

Units outstanding, end of year	202,989,225	205,050,739	211,259,475	217,737,210	170,731,135	173,668,540

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	MoA Funds Corporation
	MoA Clear Passage 2055 Fund		MoA Clear Passage 2060 Fund		MoA Clear Passage 2065 Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,674,792	$3,935,854	$2,506,425 $	1,920,677	$923,300	$547,531
Net realized gain (loss) on investments	17,491,797	7,003,853	8,585,880	2,964,903	1,474,141	284,800
Net change in unrealized appreciation (depreciation) on investments	15,742,665	27,421,677	8,954,136	13,930,849	4,176,539	4,072,417

Net Increase (Decrease) in net assets resulting from operations	37,909,254	38,361,384	20,046,441	18,816,429	6,573,980	4,904,748

From Unit Transactions:
Contributions	65,768,838	55,482,997	48,288,640	39,392,458	28,442,986	18,214,413
Withdrawals	(52,972,886)	(32,796,865)	(30,265,098)	(17,042,202)	(11,941,274)	(5,932,666)
Net transfers	(1,766,179)	(1,463,793)	(1,235,172)	174,398	1,452,173	1,022,620
Contract fees (Note 4)	(346,165)	(125,548)	(330,325)	(110,750)	(245,963)	(52,680)

Net Increase (Decrease) from unit transactions	10,683,608	21,096,790	16,458,045	22,413,904	17,707,922	13,251,687

NET INCREASE (DECREASE) IN NET ASSETS	48,592,862	59,458,174	36,504,486	41,230,333	24,281,902	18,156,435

NET ASSETS:
Beginning of Year	$247,094,082	$187,635,908	$126,131,493	$84,901,160	$36,531,755	$18,375,320

End of Year	$295,686,944	$247,094,082	$162,635,979	$126,131,493	$60,813,657	$36,531,755

Changes in Units:
Units outstanding, beginning of year	132,787,516	120,383,559	8,310,301	6,693,023	2,545,061	1,534,672

Units issued	62,239,098	60,699,060	4,801,828	4,573,504	2,645,660	2,095,079
Units redeemed	(57,048,445)	(48,295,103)	(3,811,204)	(2,956,226)	(1,522,887)	(1,084,690)

Net increase (decrease)	5,190,653	12,403,957	990,624	1,617,278	1,122,773	1,010,389

Units outstanding, end of year	137,978,169	132,787,516	9,300,925	8,310,301	3,667,834	2,545,061

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	American Funds
	The Bond Fund of America		Managed Risk Growth- Income Fund		New World Fund
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$211,805	$172,645	$35,680	$5,549	$172,377	$186,850
Net realized gain (loss) on investments	18,227	562	204,156	6,962	578,658	201,809
Net change in unrealized appreciation (depreciation) on investments	(218,409)	155,768	538,445	392,260	397,664	2,104,475

Net Increase (Decrease) in net assets resulting from operations	11,623	328,975	778,281	404,771	1,148,699	2,493,134

From Unit Transactions:
Contributions	344,383	92,069	572,237	133,447	1,964,625	2,151,723
Withdrawals	(407,914)	(45,095)	(588,394)	(25,973)	(3,599,153)	(2,232,021)
Net transfers	575,768	5,703,182	(361,650)	4,383,559	119,240	73,468
Contract fees (Note 4)	(849)	—	(504)	—	(498)	(301)

Net Increase (Decrease) from unit transactions	511,388	5,750,156	(378,311)	4,491,033	(1,515,786)	(7,131)

NET INCREASE (DECREASE) IN NET ASSETS	523,011	6,079,131	399,970	4,895,804	(367,087)	2,486,003
NET ASSETS:
Beginning of Year	$6,079,131	$—	$4,895,804	$—	$18,449,108	$15,963,105

End of Year	$6,602,142	$6,079,131	$5,295,774	$4,895,804	$18,082,021	$18,449,108

Changes in Units:
Units outstanding, beginning of year	570,800	—	444,750	—	481,159	480,452

Units issued	143,838	581,753	57,080	456,695	163,904	173,778
Units redeemed	(97,079)	(10,953)	(90,361)	(11,945)	(200,950)	(173,071)

Net increase (decrease)	46,759	570,800	(33,281)	444,750	(37,046)	707

Units outstanding, end of year	617,559	570,800	411,469	444,750	444,113	481,159

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Calvert		DFA		DWS
	Calvert VP SRI Balanced Portfolio		Dimensional VA U.S. Targeted Value Portfolio		DWS Capital Growth VIP
	2024	2023	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,349,679	$1,179,411	$17,503	$84,216	$(3,821,962)	$(3,203,970)
Net realized gain (loss) on investments	8,694,460	2,637,523	503,114	413,069	77,730,792	29,932,505
Net change in unrealized appreciation (depreciation) on investments	16,142,856	17,010,627	(86,024)	329,277	45,907,466	109,276,452

Net Increase (Decrease) in net assets resulting from operations	26,186,995	20,827,561	434,593	826,562	119,816,296	136,004,987

From Unit Transactions:
Contributions	8,000,270	8,098,448	190,579	50,170	18,586,719	41,758,190
Withdrawals	(25,253,621)	(16,902,290)	(503,977)	(48,390)	(77,047,996)	(76,473,208)
Net transfers	673,182	(1,786,241)	(127,940)	5,611,361	(5,991,287)	16,829,624
Contract fees (Note 4)	(38,374)	(14,986)	(325)	—	(31,940)	(12,822)

Net Increase (Decrease) from unit transactions	(16,618,543)	(10,605,069)	(441,663)	5,613,141	(64,484,504)	(17,898,216)

NET INCREASE (DECREASE) IN NET ASSETS	9,568,452	10,222,491	(7,070)	6,439,703	55,331,792	118,106,771
NET ASSETS:
Beginning of Year	$146,975,508	$136,753,017	$6,439,703	$—	$491,970,881	$373,864,110

End of Year	$156,543,960	$146,975,508	$6,432,633	$6,439,703	$547,302,673	$491,970,881

Changes in Units:
Units outstanding, beginning of year	16,131,465	17,423,088	559,689	—	2,502,428	2,616,293

Units issued	3,573,577	3,901,355	43,964	568,867	467,610	895,379
Units redeemed	(5,211,544)	(5,192,978)	(80,908)	(9,178)	(748,676)	(1,009,244)

Net increase (decrease)	(1,637,967)	(1,291,623)	(36,944)	559,689	(281,066)	(113,865)

Units outstanding, end of year	14,493,498	16,131,465	522,745	559,689	2,221,362	2,502,428

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Asset Manager Portfolio		VIP Contrafund Portfolio		VIP Equity-Income Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,009,058	$2,152,268	$(5,739,709)	$(1,271,143)	$2,713,983	$3,303,810
Net realized gain (loss) on investments	3,123,455	1,523,228	175,673,970	57,719,019	24,115,951	11,676,634
Net change in unrealized appreciation (depreciation) on investments	4,257,581	10,806,174	82,366,692	151,378,436	10,717,231	10,141,828

Net Increase (Decrease) in net assets resulting from operations	9,390,094	14,481,670	252,300,953	207,826,312	37,547,165	25,122,272

From Unit Transactions:
Contributions	8,495,167	10,050,528	28,006,762	27,053,935	13,564,729	13,278,270
Withdrawals	(23,311,067)	(19,755,530)	(142,953,025)	(97,760,411)	(43,084,153)	(40,121,623)
Net transfers	(2,829,981)	(1,969,458)	5,424,391	(6,241,283)	(1,644,503)	(3,492,835)
Contract fees (Note 4)	(72,824)	(28,189)	(55,246)	(24,341)	(71,178)	(28,184)

Net Increase (Decrease) from unit transactions	(17,718,705)	(11,702,649)	(109,577,118)	(76,972,100)	(31,235,105)	(30,364,372)

NET INCREASE (DECREASE) IN NET ASSETS	(8,328,611)	2,779,021	142,723,835	130,854,212	6,312,060	(5,242,100)
NET ASSETS:
Beginning of Year	$127,091,733	$124,312,712	$804,563,795	$673,709,583	$270,188,001	$275,430,101

End of Year	$118,763,122	$127,091,733	$947,287,630	$804,563,795	$276,500,061	$270,188,001

Changes in Units:
Units outstanding, beginning of year	1,845,503	2,028,747	4,276,821	4,748,529	2,061,903	2,311,871

Units issued	368,435	459,415	808,115	902,583	402,789	541,704
Units redeemed	(611,370)	(642,659)	(1,286,196)	(1,374,291)	(618,752)	(791,672)

Net increase (decrease)	(242,935)	(183,244)	(478,081)	(471,708)	(215,963)	(249,968)

Units outstanding, end of year	1,602,568	1,845,503	3,798,740	4,276,821	1,845,940	2,061,903

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Extended Market Index Portfolio		VIP Freedom Income Portfolio		VIP Freedom 2020 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,537	$38,355	$209,990	$228,558	$227,906	$256,365
Net realized gain (loss) on investments	188,450	2,640	50,600	3,594	532,159	16,706
Net change in unrealized appreciation (depreciation) on investments	(21,123)	288,143	18,224	215,211	96,382	692,767

Net Increase (Decrease) in net assets resulting from operations	168,864	329,138	278,814	447,363	856,447	965,838

From Unit Transactions:
Contributions	147,211	17,987	124,664	32,051	231,419	95,513
Withdrawals	(217,468)	(2,758)	(777,462)	(66,378)	(1,502,890)	(489,563)
Net transfers	(1,101,900)	2,184,452	(104,453)	8,227,512	(359,672)	13,006,765
Contract fees (Note 4)	—	—	(176)	—	(289)	—

Net Increase (Decrease) from unit transactions	(1,172,157)	2,199,681	(757,427)	8,193,185	(1,631,432)	12,612,715

NET INCREASE (DECREASE) IN NET ASSETS	(1,003,293)	2,528,819	(478,613)	8,640,548	(774,985)	13,578,553
NET ASSETS:
Beginning of Year	$2,528,819	$—	$8,640,548	$—	$13,578,553	$—

End of Year	$1,525,526	$2,528,819	$8,161,935	$8,640,548	$12,803,568	$13,578,553

Changes in Units:
Units outstanding, beginning of year	223,322	—	814,238	—	1,252,268	—

Units issued	21,692	229,635	19,743	841,065	24,480	1,299,270
Units redeemed	(123,725)	(6,313)	(89,434)	(26,827)	(168,315)	(47,002)

Net increase (decrease)	(102,033)	223,322	(69,691)	814,238	(143,835)	1,252,268

Units outstanding, end of year	121,289	223,322	744,547	814,238	1,108,433	1,252,268

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2025 Portfolio		VIP Freedom 2030 Portfolio		VIP Freedom 2035 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$293,123	$370,267	$226,541	$272,553	$103,410	$151,052
Net realized gain (loss) on investments	468,047	23,065	289,023	9,455	387,713	2,839
Net change in unrealized appreciation (depreciation) on investments	754,384	1,298,928	839,130	1,024,317	509,009	711,492

Net Increase (Decrease) in net assets resulting from operations	1,515,554	1,692,260	1,354,694	1,306,325	1,000,132	865,383

From Unit Transactions:
Contributions	1,446,251	218,727	2,633,487	369,278	1,704,780	386,011
Withdrawals	(2,569,343)	(711,874)	(1,561,269)	(93,901)	(1,276,104)	(11,221)
Net transfers	(1,554,474)	20,897,314	442,049	14,983,179	341,051	9,182,871
Contract fees (Note 4)	(772)	—	(1,396)	—	(1,077)	—

Net Increase (Decrease) from unit transactions	(2,678,338)	20,404,167	1,512,871	15,258,556	768,650	9,557,661

NET INCREASE (DECREASE) IN NET ASSETS	(1,162,784)	22,096,427	2,867,565	16,564,881	1,768,782	10,423,044
NET ASSETS:
Beginning of Year	$22,096,427	$—	$16,564,881	$—	$10,423,044	$—

End of Year	$20,933,643	$22,096,427	$19,432,446	$16,564,881	$12,191,826	$10,423,044

Changes in Units:
Units outstanding, beginning of year	2,026,547	—	1,513,717	—	946,328	—

Units issued	163,772	2,099,955	340,310	1,547,043	239,190	947,411
Units redeemed	(400,612)	(73,408)	(213,111)	(33,326)	(178,513)	(1,083)

Net increase (decrease)	(236,840)	2,026,547	127,199	1,513,717	60,677	946,328

Units outstanding, end of year	1,789,707	2,026,547	1,640,916	1,513,717	1,007,005	946,328

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2040 Portfolio		VIP Freedom 2045 Portfolio		VIP Freedom 2050 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$46,737	$99,597	$19,176	$58,627	$16,575	$45,459
Net realized gain (loss) on investments	369,651	30,985	232,084	8,251	182,560	57,172
Net change in unrealized appreciation (depreciation) on investments	598,551	630,135	434,189	402,125	317,140	325,483

Net Increase (Decrease) in net assets resulting from operations	1,014,939	760,717	685,449	469,003	516,275	428,114

From Unit Transactions:
Contributions	1,339,981	170,656	723,131	111,732	663,514	152,926
Withdrawals	(615,397)	(162,972)	(627,356)	(122,713)	(546,344)	(1,037,597)
Net transfers	111,358	7,397,236	15,944	4,856,292	(73,504)	4,674,846
Contract fees (Note 4)	(643)	—	(584)	—	(621)	—

Net Increase (Decrease) from unit transactions	835,299	7,404,920	111,135	4,845,311	43,045	3,790,175

NET INCREASE (DECREASE) IN NET ASSETS	1,850,238	8,165,637	796,584	5,314,314	559,320	4,218,289
NET ASSETS:
Beginning of Year	$8,165,637	$—	$5,314,314	$—	$4,218,289	$—

End of Year	$10,015,875	$8,165,637	$6,110,898	$5,314,314	$4,777,609	$4,218,289

Changes in Units:
Units outstanding, beginning of year	736,698	—	478,595	—	379,712	—

Units issued	199,359	778,335	75,264	491,876	65,220	477,671
Units redeemed	(129,583)	(41,637)	(65,891)	(13,281)	(63,632)	(97,959)

Net increase (decrease)	69,776	736,698	9,373	478,595	1,588	379,712

Units outstanding, end of year	806,474	736,698	487,968	478,595	381,300	379,712

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity
	VIP Freedom 2055 Portfolio		VIP Freedom 2060 Portfolio		VIP Index 500 Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,456	$15,291	$2,927	$10,829	$170,321	$884,246
Net realized gain (loss) on investments	91,888	2,071	37,924	4,002	2,520,132	288,722
Net change in unrealized appreciation (depreciation) on investments	81,255	100,934	78,615	72,821	17,293,607	6,801,769

Net Increase (Decrease) in net assets resulting from operations	176,599	118,296	119,466	87,652	19,984,060	7,974,737

From Unit Transactions:
Contributions	275,649	78,709	128,434	15,088	2,907,459	674,637
Withdrawals	(244,574)	(7,683)	(99,681)	(50,899)	(8,125,931)	(1,267,489)
Net transfers	(87,950)	1,151,996	40,769	879,240	(1,594,171)	80,466,420
Contract fees (Note 4)	(330)	—	(165)	—	(4,143)	—

Net Increase (Decrease) from unit transactions	(57,205)	1,223,022	69,357	843,429	(6,816,786)	79,873,568

NET INCREASE (DECREASE) IN NET ASSETS	119,394	1,341,318	188,823	931,081	13,167,274	87,848,305
NET ASSETS:
Beginning of Year	$1,341,318	$—	$931,081	$—	$87,848,305	$—

End of Year	$1,460,712	$1,341,318	$1,119,904	$931,081	$101,015,579	$87,848,305

Changes in Units:
Units outstanding, beginning of year	120,762	—	83,875	—	7,884,815	—

Units issued	27,764	121,704	19,662	88,614	863,094	8,345,828
Units redeemed	(31,891)	(942)	(14,133)	(4,739)	(1,408,039)	(461,013)

Net increase (decrease)	(4,127)	120,762	5,529	83,875	(544,945)	7,884,815

Units outstanding, end of year	116,635	120,762	89,404	83,875	7,339,870	7,884,815

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Fidelity				Goldman Sachs
	VIP Mid Cap Portfolio		VIP Value Strategies Portfolio		Goldman Sachs Government Money Market Fund
	2024	2023	2024	2023 (a)	2024	2023 (a)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(292,805)	$39,206	$(2,559)	$32,078	$2,482,168	$347,985
Net realized gain (loss) on investments	29,154,323	6,073,025	514,228	113,633	—	—
Net change in unrealized appreciation (depreciation) on investments	(549,043)	16,946,152	(288,103)	216,410	—	—

Net Increase (Decrease) in net assets resulting from operations	28,312,475	23,058,383	223,566	362,121	2,482,168	347,985

From Unit Transactions:
Contributions	8,807,284	9,002,279	98,328	21,634	830,732	113,074
Withdrawals	(31,271,632)	(21,858,788)	(279,817)	(28,182)	(15,540,615)	(1,146,662)
Net transfers	(1,807,823)	(4,912,928)	(420,198)	3,016,380	(4,912,044)	55,494,279
Contract fees (Note 4)	(8,124)	(3,775)	(42)	—	(793)	—

Net Increase (Decrease) from unit transactions	(24,280,295)	(17,773,212)	(601,729)	3,009,832	(19,622,720)	54,460,691

NET INCREASE (DECREASE) IN NET ASSETS	4,032,180	5,285,171	(378,163)	3,371,953	(17,140,552)	54,808,676
NET ASSETS:
Beginning of Year	$176,408,920	$171,123,749	$3,371,953	$—	$54,808,676	$—

End of Year	$180,441,100	$176,408,920	$2,993,790	$3,371,953	$37,668,124	$54,808,676

Changes in Units:
Units outstanding, beginning of year	1,287,591	1,430,625	301,716	—	5,418,631	—

Units issued	260,270	308,076	19,699	305,933	3,149,189	5,562,362
Units redeemed	(418,739)	(451,110)	(73,838)	(4,217)	(4,987,941)	(143,731)

Net increase (decrease)	(158,469)	(143,034)	(54,139)	301,716	(1,838,752)	5,418,631

Units outstanding, end of year	1,129,122	1,287,591	247,577	301,716	3,579,879	5,418,631

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Goldman Sachs				Invesco
	Goldman Sachs Small Cap Equity Insights Fund		Goldman Sachs U.S. Equity Insights Fund		Invesco V.I. Main Street Fund
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$52,390	$29,783	$11,707	$10,326	$(461,585)	$112,268
Net realized gain (loss) on investments	538,410	(1,031,254)	2,359,849	(522,064)	2,557,288	(92,044)
Net change in unrealized appreciation (depreciation) on investments	1,305,917	2,403,496	1,287,952	2,580,372	11,150,370	11,680,594

Net Increase (Decrease) in net assets resulting from operations	1,896,717	1,402,025	3,659,508	2,068,634	13,246,073	11,700,818

From Unit Transactions:
Contributions	1,568,917	1,692,542	2,776,618	2,073,399	3,822,664	3,653,801
Withdrawals	(2,430,854)	(903,746)	(2,971,543)	(1,225,380)	(10,288,925)	(9,063,740)
Net transfers	3,680,285	456,073	4,189,587	889,458	(1,037,274)	(860,693)
Contract fees (Note 4)	(244)	(124)	(260)	(133)	(3,039)	(1,546)

Net Increase (Decrease) from unit transactions	2,818,104	1,244,745	3,994,402	1,737,344	(7,506,574)	(6,272,178)

NET INCREASE (DECREASE) IN NET ASSETS	4,714,821	2,646,770	7,653,910	3,805,978	5,739,499	5,428,640
NET ASSETS:
Beginning of Year	$10,366,281	$7,719,511	$12,357,739	$8,551,761	$60,682,759	$55,254,119

End of Year	$15,081,102	$10,366,281	$20,011,649	$12,357,739	$66,422,258	$60,682,759

Changes in Units:
Units outstanding, beginning of year	770,140	680,065	775,509	660,467	716,245	799,446

Units issued	753,725	501,580	648,347	444,250	161,241	218,294
Units redeemed	(576,549)	(411,505)	(438,932)	(329,208)	(237,637)	(301,495)

Net increase (decrease)	177,176	90,075	209,415	115,042	(76,396)	(83,201)

Units outstanding, end of year	947,316	770,140	984,924	775,509	639,849	716,245

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Lincoln		Macquarie		MFS
	LVIP American Century Capital Appreciation Fund		Macquarie VIP Small Cap Value Series		MFS Mid Cap Value Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(2,511,364)	$(2,094,736)	$83,815	$63,219	$56,378	$111,464
Net realized gain (loss) on investments	26,329,495	212,792	(157,905)	(870,786)	369,511	67,494
Net change in unrealized appreciation (depreciation) on investments	41,841,409	53,373,025	1,342,089	1,973,112	758,557	861,794

Net Increase (Decrease) in net assets resulting from operations	65,659,540	51,491,081	1,267,999	1,165,545	1,184,446	1,040,752

From Unit Transactions:
Contributions	10,106,396	12,733,238	1,131,888	1,681,804	1,107,748	1,389,649
Withdrawals	(44,153,585)	(39,004,194)	(1,973,116)	(2,065,222)	(1,608,515)	(1,039,331)
Net transfers	(7,247,223)	(8,114,401)	(1,370,952)	(6,222,017)	408,768	(1,381,266)
Contract fees (Note 4)	(15,307)	(7,171)	(124)	(125)	(28)	(26)

Net Increase (Decrease) from unit transactions	(41,309,719)	(34,392,528)	(2,212,304)	(6,605,560)	(92,027)	(1,030,974)

NET INCREASE (DECREASE) IN NET ASSETS	24,349,821	17,098,553	(944,305)	(5,440,015)	1,092,419	9,778
NET ASSETS:
Beginning of Year	$289,160,915	$272,062,362	$14,510,667	$19,950,682	$9,341,861	$9,332,083

End of Year	$313,510,736	$289,160,915	$13,566,362	$14,510,667	$10,434,280	$9,341,861

Changes in Units:
Units outstanding, beginning of year	3,348,071	3,787,345	1,079,652	1,613,033	590,068	663,096

Units issued	550,232	715,657	377,035	461,223	274,283	294,952
Units redeemed	(974,163)	(1,154,931)	(543,717)	(994,604)	(282,012)	(367,980)

Net increase (decrease)	(423,931)	(439,274)	(166,682)	(533,381)	(7,729)	(73,028)

Units outstanding, end of year	2,924,140	3,348,071	912,970	1,079,652	582,339	590,068

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Neuberger Berman AMT		PIMCO		T. Rowe Price
	Sustainable Equity Portfolio		PIMCO Real Return Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(94,615)	$(41,156)	$839,873	$1,131,365	$(2,969,475)	$(1,561,197)
Net realized gain (loss) on investments	1,481,972	532,984	(1,186,582)	(524,159)	45,404,515	8,818,882
Net change in unrealized appreciation (depreciation) on investments	2,655,439	2,561,524	951,498	723,876	84,837,928	115,691,565

Net Increase (Decrease) in net assets resulting from operations	4,042,796	3,053,352	604,789	1,331,082	127,272,968	122,949,250

From Unit Transactions:
Contributions	2,577,043	3,258,928	2,491,585	3,290,521	31,872,016	30,154,851
Withdrawals	(3,367,213)	(2,689,271)	(8,228,375)	(6,449,356)	(73,088,684)	(48,285,758)
Net transfers	2,226,319	605,711	1,971,631	792,584	11,314,433	20,406,056
Contract fees (Note 4)	(359)	(189)	(581)	(392)	(8,580)	(4,786)

Net Increase (Decrease) from unit transactions	1,435,790	1,175,179	(3,765,740)	(2,366,643)	(29,910,815)	2,270,363

NET INCREASE (DECREASE) IN NET ASSETS	5,478,586	4,228,531	(3,160,951)	(1,035,561)	97,362,153	125,219,613
NET ASSETS:
Beginning of Year	$15,387,518	$11,158,987	$42,521,070	$43,556,631	$381,352,174	$256,132,561

End of Year	$20,866,104	$15,387,518	$39,360,119	$42,521,070	$478,714,327	$381,352,174

Changes in Units:
Units outstanding, beginning of year	938,637	858,377	2,773,229	2,938,819	6,623,697	6,612,717

Units issued	591,046	516,427	897,484	814,754	1,969,378	2,559,347
Units redeemed	(510,121)	(436,167)	(1,143,762)	(980,344)	(2,417,104)	(2,548,367)

Net increase (decrease)	80,925	80,260	(246,278)	(165,590)	(447,726)	10,980

Units outstanding, end of year	1,019,562	938,637	2,526,951	2,773,229	6,175,971	6,623,697

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	Balanced Portfolio		Conservative Allocation Portfolio		Diversified Value Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$245,912	$(25,039)	$136,750	$(10,117)	$2,332,653	$1,896,154
Net realized gain (loss) on investments	1,371,529	23,350	309,931	7,470	17,787,934	11,414,114
Net change in unrealized appreciation (depreciation) on investments	905,715	1,388,684	7,268	554,049	13,696,911	29,107,388

Net Increase (Decrease) in net assets resulting from operations	2,523,156	1,386,995	453,949	551,402	33,817,498	42,417,656

From Unit Transactions:
Contributions	891,389	198,744	307,091	73,127	16,384,777	17,245,266
Withdrawals	(2,984,554)	(44,499)	(1,169,903)	(194,671)	(43,211,785)	(37,163,252)
Net transfers	(517,346)	17,997,481	(628,906)	7,503,072	(2,509,978)	(8,740,342)
Contract fees (Note 4)	(1,100)	—	(563)	—	(17,132)	(8,343)

Net Increase (Decrease) from unit transactions	(2,611,611)	18,151,726	(1,492,281)	7,381,528	(29,354,118)	(28,666,671)

NET INCREASE (DECREASE) IN NET ASSETS	(88,455)	19,538,721	(1,038,332)	7,932,930	4,463,380	13,750,985
NET ASSETS:
Beginning of Year	$19,538,721	$—	$7,932,930	$—	$249,971,733	$236,220,748

End of Year	$19,450,266	$19,538,721	$6,894,598	$7,932,930	$254,435,113	$249,971,733

Changes in Units:
Units outstanding, beginning of year	1,786,735	—	732,939	—	4,746,863	5,362,701

Units issued	144,336	1,825,130	90,028	761,028	1,098,350	1,277,618
Units redeemed	(364,550)	(38,395)	(223,771)	(28,089)	(1,608,876)	(1,893,456)

Net increase (decrease)	(220,214)	1,786,735	(133,743)	732,939	(510,526)	(615,838)

Units outstanding, end of year	1,566,521	1,786,735	599,196	732,939	4,236,337	4,746,863

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	International Portfolio		Mid-Cap Index Portfolio		Real Estate Index Portfolio
	2024	2023	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,555,428	$2,739,821	$111,410	$(44,532)	$1,399,596	$1,037,381
Net realized gain (loss) on investments	23,433,182	17,153,001	1,093,931	21,053	723,687	794,638
Net change in unrealized appreciation (depreciation) on investments	(67,520)	20,306,018	3,550,311	3,981,808	(55,492)	3,831,955

Net Increase (Decrease) in net assets resulting from operations	24,921,090	40,198,840	4,755,652	3,958,329	2,067,791	5,663,974

From Unit Transactions:
Contributions	16,830,934	18,622,844	584,365	157,245	5,922,836	6,757,522
Withdrawals	(53,938,802)	(44,011,546)	(2,119,978)	(408,729)	(9,702,773)	(8,594,246)
Net transfers	(6,813,950)	(4,122,617)	(1,243,517)	32,130,195	(2,252,592)	(3,594,694)
Contract fees (Note 4)	(6,733)	(3,772)	(649)	—	(916)	(566)

Net Increase (Decrease) from unit transactions	(43,928,551)	(29,515,091)	(2,779,779)	31,878,711	(6,033,445)	(5,431,984)

NET INCREASE (DECREASE) IN NET ASSETS	(19,007,461)	10,683,749	1,975,873	35,837,040	(3,965,654)	231,990
NET ASSETS:
Beginning of Year	$311,772,600	$301,088,851	$35,837,040	$—	$56,755,341	$56,523,351

End of Year	$292,765,139	$311,772,600	$37,812,913	$35,837,040	$52,789,687	$56,755,341

Changes in Units:
Units outstanding, beginning of year	6,090,465	6,701,718	3,200,009	—	2,533,330	2,802,006

Units issued	1,239,667	1,516,067	136,773	3,263,878	777,704	893,552
Units redeemed	(2,036,894)	(2,127,320)	(370,076)	(63,869)	(1,049,923)	(1,162,228)

Net increase (decrease)	(797,227)	(611,253)	(233,303)	3,200,009	(272,219)	(268,676)

Units outstanding, end of year	5,293,238	6,090,465	2,966,706	3,200,009	2,261,111	2,533,330

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard
	Small Company Growth Portfolio		Short-Term Investment - Grade Portfolio		Total Bond Market Index Portfolio
	2024	2023 (a)	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(47,573)	$(9,957)	$73,459	$(3,742)	$1,222,841	$917,074
Net realized gain (loss) on investments	139,690	10,581	22,143	1,030	(2,075,023)	(1,367,429)
Net change in unrealized appreciation (depreciation) on investments	711,541	1,156,523	21,852	87,217	1,077,996	2,955,443

Net Increase (Decrease) in net assets resulting from operations	803,658	1,157,147	117,454	84,505	225,814	2,505,088

From Unit Transactions:
Contributions	267,378	50,564	258,434	65,515	6,729,887	5,922,394
Withdrawals	(484,171)	(33,714)	(374,461)	(60,940)	(12,360,543)	(8,859,446)
Net transfers	(204,319)	6,987,754	500,227	2,829,370	13,126,649	7,002,387
Contract fees (Note 4)	(27)	—	(423)	—	(478)	(387)

Net Increase (Decrease) from unit transactions	(421,139)	7,004,604	383,777	2,833,945	7,495,515	4,064,948

NET INCREASE (DECREASE) IN NET ASSETS	382,519	8,161,751	501,231	2,918,450	7,721,329	6,570,036
NET ASSETS:
Beginning of Year	$8,161,751	$—	$2,918,450	$—	$55,586,280	$49,016,244

End of Year	$8,544,270	$8,161,751	$3,419,681	$2,918,450	$63,307,609	$55,586,280

Changes in Units:
Units outstanding, beginning of year	727,428	—	281,152	—	5,377,788	4,980,132

Units issued	37,768	752,991	115,354	290,483	3,219,585	2,702,632
Units redeemed	(73,888)	(25,563)	(78,946)	(9,331)	(2,509,477)	(2,304,976)

Net increase (decrease)	(36,120)	727,428	36,408	281,152	710,108	397,656

Units outstanding, end of year	691,308	727,428	317,560	281,152	6,087,896	5,377,788

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2024 and 2023

	Vanguard		Victory
	Total International Stock Market Index Portfolio		Victory RS Small Cap Growth Equity VIP Series
	2024	2023 (a)	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$18,907	$(1,449)	$(45,541)	$(30,804)
Net realized gain (loss) on investments	33,241	8,813	(1,204,439)	(1,640,128)
Net change in unrealized appreciation (depreciation) on investments	(16,809)	89,143	1,896,653	2,566,771

Net Increase (Decrease) in net assets resulting from operations	35,339	96,507	646,673	895,839

From Unit Transactions:
Contributions	154,802	16,590	850,673	1,040,809
Withdrawals	(98,782)	(23,467)	(1,308,588)	(763,614)
Net transfers	(70,205)	967,445	(228,975)	793,320
Contract fees (Note 4)	(34)	—	(3)	(14)

Net Increase (Decrease) from unit transactions	(14,219)	960,568	(686,893)	1,070,502

NET INCREASE (DECREASE) IN NET ASSETS	21,120	1,057,075	(40,220)	1,966,341
NET ASSETS:
Beginning of Year	$1,057,075	$—	$6,123,828	$4,157,487

End of Year	$1,078,195	$1,057,075	$6,083,608	$6,123,828

Changes in Units:
Units outstanding, beginning of year	96,350	—	631,425	513,309

Units issued	24,093	108,709	393,201	465,185
Units redeemed	(25,858)	(12,359)	(460,930)	(347,069)

Net increase (decrease)	(1,765)	96,350	(67,729)	118,116

Units outstanding, end of year	94,585	96,350	563,696	631,425

(a)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2024, Separate Account No. 2 consists of 71 distinct Subaccounts. Separate Account No. 2 includes the following Subaccounts as of December 31, 2024 and include financial information for the following years or periods:

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the
MoA Funds Corporation (“MoA Funds”):

MoA All America Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA International Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Mid Cap Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Mid Cap Value Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Equity Index Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Growth Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Small Cap Value Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Balanced Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Core Bond Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Intermediate Bond Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA US Government Money Market Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Aggressive Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Conservative Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Moderate Allocation Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Retirement Income Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2015 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

MoA Clear Passage 2020 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2025 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2030 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2035 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2040 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2045 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2050 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2055 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2060 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MoA Clear Passage 2065 Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the period August 3, 2020 to December 31, 2020 and four years ended December 31, 2024

American Funds Insurance Series (“American Funds”):

The Bond Fund of America	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Managed Risk Growth-Income Fund	December 31, 2024	December 31, 2024	For the period to November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period to November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

New World Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Calvert Variable Series, Inc. (“Calvert”):

Calvert VP SRI Balanced Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

DFA Investment Dimensions Group Inc. (“DFA”):

Dimensional VA U.S. Targeted Value Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Deutsche DWS Variable Series I (“DWS”):

DWS Capital Growth VIP	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Fidelity Investments Variable Insurance Products Funds (“Fidelity”):

VIP Asset Manager Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Contrafund Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Equity-Income Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Extended Market Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom Income Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2020 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2025 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2030 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2035 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2040 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

VIP Freedom 2045 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2050 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2055 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Freedom 2060 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Index 500 Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

VIP Mid Cap Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

VIP Value Strategies Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Goldman Sachs Variable Insurance Trust (“Goldman Sachs”):

Goldman Sachs Government Money Market Fund	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Goldman Sachs Small Cap Equity Insights Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Goldman Sachs U.S. Equity Insights Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):

Invesco V.I. Main Street Fund	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Lincoln Variable Insurance Products Trust (“Lincoln”):

LVIP American Century Capital Appreciation Fund[2]	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Delaware VIP Trust (“Macquarie”):

Macquarie VIP Small Cap Value Series[3]	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

MFS Variable Investment Trust III (“MFS”):

MFS Mid Cap Value Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Neuberger Berman Advisers Management Trust (“Neuberger Berman”):

Sustainable Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

PIMCO Variable Insurance Trust (“PIMCO”):

PIMCO Real Return Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

T. Rowe Price Equity Series, Inc. (“T. Rowe Price”):

T. Rowe Price Blue Chip Growth Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Vanguard Variable Insurance Funds (“Vanguard”):

Balanced Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Conservative Allocation Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Diversified Value Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

International Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Mid-Cap Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Real Estate Index Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

[2]

The underlying fund of the subaccount, the VP Capital Appreciation Fund of former American Century Variable Portfolios combined into the LVIP American Century Capital Appreciation Fund, of the Lincoln Variable Insurance Products Trust, advised by Lincoln Financial Investments Corporation. The subaccount was renamed the LVIP American Century Capital Appreciation Fund effective, April 29, 2024.

[3]	Effective May 1, 2024, the underlying fund of the subaccount changed its name from Delaware VIP Small Cap Value Series

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

1. Organization (Continued)

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the year ended	For each of the / for the	For each of the / for the

Small Company Growth Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Short-Term Investment - Grade Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Total Bond Market Index Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Total International Stock Market Index Portfolio	December 31, 2024	December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024	For the period November 3, 2023 to December 31, 2023 and one year ended December 31, 2024

Victory Variable Insurance Funds (“Victory”):

Victory RS Small Cap Growth Equity VIP Series	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct. Separate Account No. 2 is subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission (SEC). The assets and liabilities of Separate Account No. 2 are clearly identified and distinguished from the Company’s other asset and liabilities.

2. Significant Accounting Policies

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2024, management determined that the fair value inputs for all Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC and are valued at their closing net asset value as determined by the respective mutual fund, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2024:

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investment at Fair Value:
MoA Funds Corporation:
MoA All America Fund	$244,912,671	—	—	$244,912,671
MoA Equity Index Fund	$1,140,312,138	—	—	$1,140,312,138
MoA International Fund	$40,184,821	—	—	$40,184,821
MoA Mid Cap Equity Index Fund	$408,644,515	—	—	$408,644,515
MoA Mid Cap Value Fund	$56,427,870	—	—	$56,427,870
MoA Small Cap Equity Index Fund	$36,201,013	—	—	$36,201,013
MoA Small Cap Growth Fund	$192,337,944	—	—	$192,337,944
MoA Small Cap Value Fund	$138,228,394	—	—	$138,228,394
MoA Balanced Fund	$170,535,658	—	—	$170,535,658
MoA Core Bond Fund	$143,110,281	—	—	$143,110,281
MoA Intermediate Bond Fund	$69,766,867	—	—	$69,766,867
MoA US Government Money Market Fund	$137,013,613	—	—	$137,013,613
MoA Aggressive Allocation Fund	$250,360,870	—	—	$250,360,870
MoA Conservative Allocation Fund	$105,381,820	—	—	$105,381,820
MoA Moderate Allocation Fund	$294,864,920	—	—	$294,864,920
MoA Retirement Income Fund	$93,470,063	—	—	$93,470,063
MoA Clear Passage 2015 Fund	$72,691,768	—	—	$72,691,768
MoA Clear Passage 2020 Fund	$268,550,411	—	—	$268,550,411
MoA Clear Passage 2025 Fund	$615,443,525	—	—	$615,443,525
MoA Clear Passage 2030 Fund	$755,845,628	—	—	$755,845,628
MoA Clear Passage 2035 Fund	$721,678,569	—	—	$721,678,569
MoA Clear Passage 2040 Fund	$649,218,295	—	—	$649,218,295
MoA Clear Passage 2045 Fund	$678,186,506	—	—	$678,186,506
MoA Clear Passage 2050 Fund	$530,127,577	—	—	$530,127,577
MoA Clear Passage 2055 Fund	$295,744,219	—	—	$295,744,219
MoA Clear Passage 2060 Fund	$162,659,528	—	—	$162,659,528
MoA Clear Passage 2065 Fund	$60,816,832	—	—	$60,816,832

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
American Funds Insurance Series:
Bond Fund of America — Class “1”	$6,602,154	—	—	$6,602,154
Managed Risk Growth-Income Fund — Class “1”	$5,294,002	—	—	$5,294,002
New World Fund — Class “1”	$18,082,352	—	—	$18,082,352
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio — Class “I”	$156,549,995	—	—	$156,549,995
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	$6,432,649	—	—	$6,432,649
Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	$548,467,630	—	—	$548,467,630
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	$118,778,032	—	—	$118,778,032
VIP Contrafund — “Initial” Class	$947,345,954	—	—	$947,345,954
VIP Equity-Income — “Initial” Class	$276,509,394	—	—	$276,509,394
VIP Extended Market Index — “Initial” Class	$1,525,534	—	—	$1,525,534
VIP Freedom Income Portfolio — “Initial” Class	$8,161,945	—	—	$8,161,945
VIP Freedom 2020 Portfolio — “Initial” Class	$12,803,576	—	—	$12,803,576
VIP Freedom 2025 Portfolio — “Initial” Class	$20,933,643	—	—	$20,933,643
VIP Freedom 2030 Portfolio — “Initial” Class	$19,432,453	—	—	$19,432,453
VIP Freedom 2035 Portfolio — “Initial” Class	$12,191,833	—	—	$12,191,833
VIP Freedom 2040 Portfolio — “Initial” Class	$10,015,892	—	—	$10,015,892
VIP Freedom 2045 Portfolio — “Initial” Class	$6,110,895	—	—	$6,110,895
VIP Freedom 2050 Portfolio — “Initial” Class	$4,777,626	—	—	$4,777,626
VIP Freedom 2055 Portfolio — “Initial” Class	$1,460,725	—	—	$1,460,725
VIP Freedom 2060 Portfolio — “Initial” Class	$1,119,916	—	—	$1,119,916
VIP Index 500 Portfolio — “Initial” Class	$101,028,684	—	—	$101,028,684
VIP Mid Cap — “Initial” Class	$180,455,248	—	—	$180,455,248
VIP Value Strategies Portfolio — “Initial” Class	$2,993,799	—	—	$2,993,799
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund — Class “I”	$37,660,893	—	—	$37,660,893
Goldman Sachs Small Cap Equity Insights Fund
— Class “I”	$15,081,169	—	—	$15,081,169
Goldman Sachs U.S. Equity Insights Fund— Class “I”	$20,012,902	—	—	$20,012,902
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	$66,426,678	—	—	$66,426,678
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	$313,520,841	—	—	$313,520,841
Delaware VIP Trust:
Macquarie VIP Small Cap Value Series — “Standard” Class	$13,566,536	—	—	$13,566,536
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	$10,434,074	—	—	$10,434,074
Neuberger Berman Advisers Management Trust:
Sustainable Equity Portfolio — Class “I”	$20,866,222	—	—	$20,866,222
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	$39,311,962	—	—	$39,311,962
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	$478,723,237	—	—	$478,723,237

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

Fund	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vanguard Variable Insurance Funds:
Balanced Portfolio	$19,450,288	—	—	$19,450,288
Conservative Allocation Portfolio	$6,894,596	—	—	$6,894,596
Diversified Value Portfolio	$254,446,949	—	—	$254,446,949
International Portfolio	$292,802,408	—	—	$292,802,408
Mid-Cap Index Portfolio	$37,812,938	—	—	$37,812,938
Real Estate Index Portfolio	$52,790,596	—	—	$52,790,596
Small Company Growth Portfolio	$8,544,297	—	—	$8,544,297
Short-Term Investment — Grade Portfolio	$3,419,693	—	—	$3,419,693
Total Bond Market Index Portfolio	$63,310,386	—	—	$63,310,386
Total International Stock Market Index Portfolio	$1,078,202	—	—	$1,078,202
Victory Variable Insurance Funds:
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,062,727	—	—	$6,062,727

Investment Valuation — Investments are made in shares of MoA Funds Corporation, American Funds, Calvert, DFA, DWS, Fidelity, Goldman Sachs, Invesco, Macquarie, MFS, Neuberger Berman, PIMCO, T. Rowe Price, Vanguard and Victory (“Underlying Funds”), and are fair valued based on the reported closing net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

Segment Reporting

In this reporting period, the Subaccounts of the Separate Account 2 adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Subaccounts’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

2. Significant Accounting Policies (Continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Company acts as the Subaccounts’ CODM. Since its inception, each Subaccount has represented a single operating segment, as the CODM monitors the operating results of each Subaccount of Separate Account No. 2 individually and as a whole and each Subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the prospectus of the underlying fund of that Subaccount, based on a defined investment strategy which is executed by the respective underlying fund’s portfolio managers as a team. The financial information in the form of the Subaccount’s investment, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Subaccounts’ performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Subaccount’s comparative benchmarks and to make resource allocation decisions for the Subaccount’s single segment, is consistent with that presented within the Subaccounts’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

3. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share on December 31, 2024, were as follows:

Fund	Number of Shares	Net Asset Value per Share
MoA Funds Corporation:
MoA All America Fund	10,620,671	$23.06
MoA Equity Index Fund	17,103,827	$66.67
MoA International Fund	4,835,719	$8.31
MoA Mid Cap Equity Index Fund	19,533,677	$20.92
MoA Mid Cap Value Fund	3,305,675	$17.07
MoA Small Cap Equity Index Fund	3,441,161	$10.52
MoA Small Cap Growth Fund	13,967,897	$13.77
MoA Small Cap Value Fund	9,532,993	$14.50
MoA Balanced Fund	8,392,503	$20.32
MoA Core Bond Fund	11,807,779	$12.12
MoA Intermediate Bond Fund	7,305,431	$9.55
MoA US Government Money Market Fund	137,013,613	$1.00
MoA Aggressive Allocation Fund	16,701,859	$14.99

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
MoA Conservative Allocation Fund	9,219,757	$11.43
MoA Moderate Allocation Fund	21,955,690	$13.43
MoA Retirement Income Fund	8,435,926	$11.08
MoA Clear Passage 2015 Fund	8,403,673	$8.65
MoA Clear Passage 2020 Fund	25,946,900	$10.35
MoA Clear Passage 2025 Fund	51,031,801	$12.06
MoA Clear Passage 2030 Fund	56,532,956	$13.37
MoA Clear Passage 2035 Fund	51,328,490	$14.06
MoA Clear Passage 2040 Fund	45,655,295	$14.22
MoA Clear Passage 2045 Fund	48,200,889	$14.07
MoA Clear Passage 2050 Fund	28,952,899	$18.31
MoA Clear Passage 2055 Fund	20,050,455	$14.75
MoA Clear Passage 2060 Fund	12,817,930	$12.69
MoA Clear Passage 2065 Fund	4,621,340	$13.16
American Funds Insurance Series:
Bond Fund of America — Class “1”	712,207	$9.27
Managed Risk Growth-Income Fund — Class “1”	368,920	$14.35
New World Fund — Class “1”	678,003	$26.67
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio — Class “I”	57,135,035	$2.74
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	285,009	$22.57
Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	12,473,678	$43.97
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	7,220,549	$16.45
VIP Contrafund — “Initial” Class	16,350,465	$57.94
VIP Equity-Income — “Initial” Class	10,398,999	$26.59
VIP Extended Market Index — “Initial” Class	106,309	$14.35
VIP Freedom Income Portfolio — “Initial” Class	739,977	$11.03
VIP Freedom 2020 Portfolio — “Initial” Class	1,008,156	$12.70
VIP Freedom 2025 Portfolio — “Initial” Class	1,307,536	$16.01
VIP Freedom 2030 Portfolio — “Initial” Class	1,185,629	$16.39
VIP Freedom 2035 Portfolio — “Initial” Class	436,983	$27.90

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
VIP Freedom 2040 Portfolio — “Initial” Class	366,882	$27.30
VIP Freedom 2045 Portfolio — “Initial” Class	219,737	$27.81
VIP Freedom 2050 Portfolio — “Initial” Class	190,420	$25.09
VIP Freedom 2055 Portfolio — “Initial” Class	103,892	$14.06
VIP Freedom 2060 Portfolio — “Initial” Class	80,686	$13.88
VIP Index 500 Portfolio — “Initial” Class	177,393	$569.52
VIP Mid Cap — “Initial” Class	4,804,453	$37.56
VIP Value Strategies Portfolio — “Initial” Class	193,024	$15.51
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund—Class “I”	37,660,893	$1.00
Goldman Sachs Small Cap Equity Insights Fund— Class “I”	1,122,111	$13.44
Goldman Sachs U.S. Equity Insights Fund— Class “I”	923,104	$21.68
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	3,254,614	$20.41
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	18,125,735	$17.30
Delaware VIP Trust:
Macquarie VIP Small Cap Value Series — “Standard” Class	335,142	$40.48
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	985,276	$10.59
Neuberger Berman Advisers Management Trust:
Sustainable Equity Portfolio — Class “I”	522,570	$39.93
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	3,415,462	$11.51
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	7,966,770	$60.09

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Number of Shares	Net Asset Value per Share
Vanguard Variable Insurance Funds:
Balanced Portfolio	785,236	$24.77
Conservative Allocation Portfolio	276,558	$24.93
Diversified Value Portfolio	15,282,099	$16.65
International Portfolio	11,437,594	$25.60
Mid-Cap Index Portfolio	1,408,828	$26.84
Real Estate Index Portfolio	4,496,644	$11.74
Small Company Growth Portfolio	437,944	$19.51
Short-Term Investment—Grade Portfolio	328,186	$10.42
Total Bond Market Index Portfolio	6,052,618	$10.46
Total International Stock Market Index Portfolio	50,430	$21.38
Victory Variable Insurance Funds:
Victory RS Small Cap Growth Equity VIP Series — Class “I”	567,140	$10.69

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

Fund	Cost of investment purchases	Proceeds from sales of investments
MoA Funds:
MoA All America Fund	$28,067,681	$35,681,058
MoA Equity Index Fund	$116,400,330	$138,692,162
MoA International Fund	$6,568,924	$5,148,334
MoA Mid Cap Equity Index Fund	$39,670,671	$74,114,275
MoA Mid Cap Value Fund	$4,336,979	$12,445,680
MoA Small Cap Equity Index Fund	$7,269,340	$5,827,147
MoA Small Cap Growth Fund	$3,793,197	$34,402,833
MoA Small Cap Value Fund	$9,499,649	$25,828,256
MoA Balanced Fund	$18,423,517	$22,128,155
MoA Core Bond Fund	$10,487,699	$25,030,046
MoA Intermediate Bond Fund	$7,845,922	$14,293,625
MoA US Government Money Market Fund	$56,877,005	$34,329,934
MoA Aggressive Allocation Fund	$25,332,067	$38,644,633
MoA Conservative Allocation Fund	$10,694,702	$16,044,666
MoA Moderate Allocation Fund	$29,924,197	$41,059,024
MoA Retirement Income Fund	$12,595,697	$17,449,520
MoA Clear Passage 2015 Fund	$10,418,959	$15,466,870
MoA Clear Passage 2020 Fund	$20,322,758	$50,992,724

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Cost of investment purchases	Proceeds from sales of investments
MoA Clear Passage 2025 Fund	$66,306,851	$100,541,118
MoA Clear Passage 2030 Fund	$81,823,784	$77,379,263
MoA Clear Passage 2035 Fund	$97,845,645	$63,377,039
MoA Clear Passage 2040 Fund	$88,590,804	$42,731,490
MoA Clear Passage 2045 Fund	$83,338,552	$47,911,023
MoA Clear Passage 2050 Fund	$63,265,947	$36,660,355
MoA Clear Passage 2055 Fund	$48,411,416	$19,351,014
MoA Clear Passage 2060 Fund	$35,753,409	$10,222,088
MoA Clear Passage 2065 Fund	$22,686,961	$2,614,634
American Funds:
The Bond Fund of America	$1,596,083	$872,881
Managed Risk Growth-Income Fund	$697,767	$975,997
New World Fund	$2,247,415	$3,503,048
Calvert:
Calvert VP SRI Balanced Portfolio	$8,870,424	$21,432,477
DFA:
Dimensional VA U.S. Targeted Value Portfolio	$828,229	$818,211
DWS:
DWS Capital Growth VIP	$49,312,396	$75,765,430
Fidelity:
VIP Asset Manager Portfolio	$8,778,258	$23,679,980
VIP Contrafund Portfolio	$118,479,083	$126,579,939
VIP Equity-Income Portfolio	$25,903,376	$38,457,756
VIP Extended Market Index Portfolio	$216,385	$1,387,002
VIP Freedom Income Portfolio	$419,852	$962,264
VIP Freedom 2020 Portfolio	$980,812	$2,000,189
VIP Freedom 2025 Portfolio	$1,869,665	$4,215,406
VIP Freedom 2030 Portfolio	$3,905,348	$2,124,248
VIP Freedom 2035 Portfolio	$2,897,290	$1,865,718
VIP Freedom 2040 Portfolio	$2,489,093	$1,456,691
VIP Freedom 2045 Portfolio	$1,007,694	$774,434
VIP Freedom 2050 Portfolio	$867,120	$720,978
VIP Freedom 2055 Portfolio	$375,593	$403,270
VIP Freedom 2060 Portfolio	$232,676	$140,461
VIP Index 500 Portfolio	$6,737,816	$13,311,882
VIP Mid Cap Portfolio	$27,512,363	$29,242,100
VIP Value Strategies Portfolio	$831,270	$1,007,902

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

3. Investments (Continued)

Fund	Cost of investment purchases	Proceeds from sales of investments
Goldman Sachs:
Goldman Sachs Government Money Market Fund	$34,635,672	$51,782,692
Goldman Sachs Small Cap Equity Insights Fund	$8,420,820	$4,391,755
Goldman Sachs U.S. Equity Insights Fund	$9,763,775	$3,117,131
Invesco:
Invesco V.I. Main Street Fund	$8,322,578	$9,886,040
Lincoln:
LVIP American Century Capital Appreciation Fund	$21,270,948	$47,120,456
Macquarie:
Macquarie VIP Small Cap Value Series	$3,236,092	$4,849,680
MFS:
MFS Mid Cap Value Portfolio	$2,771,171	$2,401,589
Neuberger Berman AMT:
Sustainable Equity Portfolio	$6,885,369	$4,625,510
PIMCO:
PIMCO Real Return Portfolio	$5,947,741	$8,864,385
T. Rowe Price:
T. Rowe Price Blue Chip Growth Portfolio	$37,903,921	$51,208,824
Vanguard:
Balanced Portfolio	$2,437,147	$3,796,207
Conservative Allocation Portfolio	$814,807	$1,985,378
Diversified Value Portfolio	$24,300,677	$36,253,444
International Portfolio	$18,639,390	$50,728,851
Mid-Cap Index Portfolio	$1,833,654	$4,068,389
Real Estate Index Portfolio	$5,930,490	$9,082,845
Small Company Growth Portfolio	$319,422	$788,110
Short-Term Investment - Grade Portfolio	$1,138,489	$681,244
Total Bond Market Index Portfolio	$18,903,389	$10,162,874
Total International Stock Market Index Portfolio	$275,461	$265,539
Victory:
Victory RS Small Cap Growth Equity VIP Series	$2,041,327	$2,793,180

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .70% for Standard Units; at an annual rate of 1.40% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to May 1, 2024, administrative charges were at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The Administrative Charge for the American Funds Managed Risk Growth-Income Fund, Fidelity VIP Freedom 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Portfolios have been reduced by amounts equal to the difference between its predecessor and its replacement fund as part of the November 3, 2023 substitution.

Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of.35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; at an annual rate of .35% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Prior to May 1, 2024, distribution charges were at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units, Inactive Units and Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to May 1, 2024, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%.

Prior to May 1, 2024, these fees were subject to reduction as noted in Note 5 Financial Highlights for all plans with assets in the MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series.

Total assets in Separate Accounts plans are combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

The Separate Account charges for a Contract funding an Inactive Plan are 1.95%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contract holder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Administrative charges, distribution expense charges, and expense risk fee are included in “Expenses” in the Statement of Operations.

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

Annual Separate Account expenses are summarized, as follows:

	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.70%	.05%	.10%	.15%	.20%	.40%	1.40%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%

Total Separate Account Annual Expenses	1.45%	.25%	.35%	.45%	.60%	.95%	1.95%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units, after May 1, 2024 are summarized, as follows:

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.50%
Distribution Expense Charges	.50%

Total Separate Account Annual Expenses	1.20%

The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

4. Expenses (Continued)

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.

5. Financial Highlights

Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.

Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.

The following schedule shows the range of the lowest and highest expense ratio and the related unit values and total returns for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net assets disclosed in the table below represent amounts in accumulation for the Subaccount.

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA All America Fund	2024	6,222	$35.819 - $42.893	$244,906	0.25% - 1.95%	0.94%	16.80% -18.82%
	2023	7,077	$30.666 - $36.100	$236,657	0.25% -1.95%	1.12%	18.28% -20.03%
	2022	7,909	$25.927 - $30.075	$221,305	0.25% -1.65%	1.04%	-19.04% - 17.90%
	2021	8,546	$32.025 - $36.634	$293,155	0.25% -1.65%	0.74%	24.99% - 26.75%
	2020	9,130	$25.623 - $28.903	$248,457	0.25% - 1.65%	2.66%	14.87% - 16.49%
MoA Equity Index Fund	2024	65,998	$15.360 - $18.392	$1,140,104	0.25% - 1.95%	1.28%	22.41% - 24.51%
	2023	73,101	$12.548 - $14.771	$1,019,387	0.25% - 1.95%	1.52%	23.97% - 25.80%
	2022	78,430	$10.122 - $11.741	$872,098	0.25% - 1.65%	1.44%	-19.58%- -18.45%
	2021	80,981	$12.588 - $14.398	$1,109,614	0.25% - 1.65%	1.21%	26.42% - 28.20%
	2020	82,173	$9.957 - $11.231	$880,007	0.25% - 1.65%	3.44%	16.27% -17.91%
MoA International Fund	2024	27,326	$1.291 - $1.531	$40,187	0.25% - 1.95%	3.79%	3.20% - 4.93%
	2023	27,312	$1.251 - $1.459	$38,365	0.25% - 1.95%	5.48%	17.51% - 19.25%
	2022	25,684	$1.065 - $1.224	$30,288	0.25% - 1.65%	2.77%	-12.54% - 11.31%
	2021	23,217	$1.217 - $1.380	$31,011	0.25% - 1.65%	1.63%	8.57% - 10.10%
	2020	23,185	$1.121 - $1.253	$28,158	0.25% - 1.65%	4.59%	6.42% - 7.92%
MoA Mid Cap Equity Index Fund	2024	47,415	$7.684 - $9.201	$408,639	0.25% -1.95%	1.48%	11.56% - 13.48%
	2023	55,680	$6.888 - $8.108	$425,603	0.25% - 1.95%	1.39%	14.27% - 15.96%
	2022	62,157	$6.028 - $6.992	$411,528	0.25% - 1.65%	1.41%	-14.68% - 13.48%
	2021	65,798	$7.065 - $8.081	$506,144	0.25% - 1.65%	1.11%	22.57% - 24.30%
	2020	68,874	$5.764 - $6.501	$427,196	0.25% - 1.65%	2.79%	11.64% - 13.21%
MoA Mid Cap Value Fund	2024	15,838	$3.157 - $3.781	$56,427	0.25% - 1.95%	1.36%	8.64% - 10.52%
	2023	19,069	$2.906 - $3.421	$61,861	0.25% - 1.95%	1.21%	5.13% - 6.69%
	2022	22,966	$2.764 - $3.207	$70,020	0.25% - 1.65%	1.67%	-12.13% - 10.89%
	2021	22,824	$3.146 - $3.598	$78,400	0.25% - 1.65%	0.80%	32.15% - 34.01%
	2020	19,378	$2.380 - $2.685	$49,903	0.25% - 1.65%	4.48%	1.14% - 2.57%
MoA Small Cap Equity Index Fund	2024	2,505	$13.465 - $14.805	$36,201	0.25% - 1.95%	1.63%	6.43% - 8.28%
	2023	2,524	$12.651 - $13.673	$33,825	0.25% - 1.95%	1.61%	13.89% - 15.58%
	2022	2,588	$11.108 - $11.830	$30,067	0.25% - 1.65%	1.14%	-17.67% -16.52%
	2021	2,701	$13.492 - $14.171	$37,758	0.25% - 1.65%	1.29%	24.49% - 26.24%
	2020	1,449	$10.838 - $11.225	$16,107	0.25% - 1.65%	0.86%	8.81% - 10.34%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA Small Cap Growth Fund	2024	48,804	$3.524 - $4.221	$192,333	0.25% - 1.95%	— %	7.77% - 9.66%
	2023	57,270	$3.270 - $3.849	$207,279	0.25% - 1.95%	— %	13.66% - 15.34%
	2022	63,075	$2.877 - $3.337	$198,669	0.25% - 1.65%	— %	-29.50% - 28.50%
	2021	67,367	$4.080 - $4.668	$298,345	0.25% - 1.65%	0.03%	8.51% - 10.04%
	2020	71,258	$3.760 - $4.242	$287,607	0.25% - 1.65%	0.41%	40.96% - 42.95%
MoA Small Cap Value Fund	2024	40,420	$3.068 - $3.674	$138,227	0.25% - 1.95%	1.18%	9.14% - 11.00%
	2023	47,628	$2.811 - $3.310	$147,918	0.25% - 1.95%	1.57%	7.72% - 9.31%
	2022	54,551	$2.610 - $3.028	$155,783	0.25% - 1.65%	1.15%	-11.29% - 10.04%
	2021	57,431	$2.942 - $3.366	$183,321	0.25% - 1.65%	0.60%	30.12% - 31.96%
	2020	56,108	$2.261 - $2.551	$136,167	0.25% - 1.65%	3.31%	-5.58% - -4.25%
MoA Balanced Fund	2024	9,233	$16.626 - $19.908	$170,530	0.25% - 1.95%	2.09%	15.27% - 17.26%
	2023	10,193	$14.423 - $16.977	$161,528	0.25% - 1.95%	2.11%	13.11% - 14.79%
	2022	11,209	$12.751 - $14.790	$155,416	0.25% - 1.65%	1.87%	-13.42% - 12.20%
	2021	11,897	$14.727 - $16.845	$188,801	0.25% - 1.65%	1.57%	14.52% - 16.14%
	2020	12,205	$12.859 - $14.504	$167,136	0.25% - 1.65%	4.06%	9.94% - 11.49%
MoA Core Bond Fund	2024	21,480	$5.884 - $7.046	$143,098	0.25% - 1.95%	3.83%	-0.79% - 0.92%
	2023	24,400	$5.931 - $6.982	$161,789	0.25% - 1.95%	2.93%	3.23% - 4.76%
	2022	26,682	$5.745 - $6.665	$169,657	0.25% - 1.65%	2.21%	-14.15% - 12.95%
	2021	28,723	$6.693 - $7.656	$210,823	0.25% - 1.65%	1.83%	-4.11% -2 .76%
	2020	32,025	$6.980 - $7.873	$241,942	0.25% - 1.65%	4.55%	4.66% - 6.13%
MoA Intermediate Bond Fund	2024	26,514	$2.324 - $2.783	$69,744	0.25% - 1.95%	3.67%	0.78% - 2.50%
	2023	29,854	$2.306 - $2.715	$76,939	0.25% - 1.95%	2.29%	2.84% - 4.36%
	2022	32,056	$2.242 - $2.601	$79,588	0.25% - 1.65%	1.41%	-9.17% - 7.89%
	2021	33,335	$2.469 - $2.824	$90,162	0.25% - 1.65%	1.30%	-3.62% - 2.26%
	2020	35,579	$2.562 - $2.889	$98,633	0.25% - 1.65%	3.48%	3.33% - 4.79%
MoA US Government Money Market Fund	2024	51,013	$2.394 - $2.867	$136,986	0.25% -1.95%	5.02%	3.06% -4.86%
	2023	44,356	$2.323 -$2.734	$114,519	0.25% -1.95%	4.73%	3.20% -4.73%
	2022	25,361	$2.251 -$2.611	$63,016	0.25% -1.65%	1.42%	-0.34% -1.06%
	2021	19,652	$2.258 -$2.584	$48,530	0.25% -1.65%	—%	-1.80% - -0.42%
	2020	21,297	$2.300 -$2.595	$53,076	0.25% -1.65%	4.22%	-1.36% -0.03%
MoA Aggressive Allocation Fund	2024	48,764	$4.529 -$5.423	$250,355	0.25% -1.95%	2.40%	11.03% -12.96%
	2023	55,396	$4.079 -$4.801	$252,977	0.25% -1.95%	2.27%	15.51% -17.22%
	2022	59,336	$3.531 -$4.096	$231,869	0.25% -1.65%	1.79%	-16.67% - -15.50%
	2021	61,315	$4.238 -$4.847	$284,881	0.25% -1.65%	1.91%	16.34% -17.98%
	2020	62,482	$3.642 -$4.108	$246,552	0.25% -1.65%	5.55%	11.86% -13.44%
MoA Conservative Allocation Fund	2024	39,881	$2.334 -$2.795	$105,365	0.25% -1.95%	3.02%	5.99% -7.83%
	2023	44,023	$2.202 -$2.592	$108,118	0.25% -1.95%	2.29%	9.33% -10.95%
	2022	49,787	$2.014 -$2.336	$110,642	0.25% -1.65%	1.61%	-13.87% - -12.66%
	2021	53,839	$2.338 -$2.675	$137,749	0.25% -1.65%	1.52%	6.05% -7.55%
	2020	54,753	$2.205 -$2.487	$130,508	0.25% -1.65%	5.91%	7.53% -9.05%
MoA Moderate Allocation Fund	2024	73,930	$3.511 -$4.204	$294,841	0.25% -1.95%	2.72%	9.11% -10.98%
	2023	82,999	$3.218 -$3.788	$299,302	0.25% -1.95%	2.29%	13.37% -15.05%
	2022	91,773	$2.839 -$3.292	$288,523	0.25% -1.65%	1.72%	-15.31% -14.12%
	2021	96,777	$3.352 -$3.834	$355,568	0.25% -1.65%	1.73%	12.33% -13.91%
	2020	99,023	$2.984 -$3.366	$319,873	0.25% -1.65%	5.81%	9.84% -11.39%
MoA Retirement Income Fund	2024	46,884	$1.755 -$2.082	$93,440	0.25% -1.95%	3.56%	5.15% -6.93%
	2023	51,648	$1.669 -$1.947	$96,641	0.25% -1.95%	2.36%	8.03% -9.64%
	2022	60,676	$1.545 -$1.776	$103,709	0.25% -1.65%	1.55%	-12.50% - -11.27%
	2021	63,060	$1.766 -$2.001	$121,931	0.25% -1.65%	1.33%	3.95% -5.42%
	2020	61,936	$1.699 -$1.899	$113,625	0.25% -1.65%	5.80%	5.83% -7.33%
MoA Clear Passage 2015 Fund	2024	34,813	$1.857 -$2.203	$72,681	0.25% -1.95%	3.01%	5.45% -7.31%
	2023	39,528	$1.761 -$2.053	$77,258	0.25% -1.95%	2.38%	8.67% -10.28%
	2022	44,031	$1.620 -$1.862	$78,455	0.25% -1.65%	1.50%	-13.62% - -12.41%
	2021	49,193	$1.876 -$2.126	$100,516	0.25% -1.65%	1.44%	6.11% -7.61%
	2020	52,622	$1.768 -$1.976	$100,205	0.25% -1.65%	5.76%	5.89% -7.38%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
MoA Clear Passage 2020 Fund	2024	118,755	$1.993 -$2.364	$268,519	0.25% -1.95%	2.99%	6.01% -7.85%
	2023	139,576	$1.880 -$2.192	$293,750	0.25% -1.95%	2.47%	9.93% -11.56%
	2022	164,486	$1.710 -$1.965	$311,223	0.25% -1.65%	1.65%	-14.48% - -13.28%
	2021	183,660	$2.000 -$2.266	$402,579	0.25% -1.65%	1.60%	8.01% -9.53%
	2020	195,875	$1.851 -$2.069	$392,629	0.25% -1.65%	5.74%	7.33% -8.84%
MoA Clear Passage 2025 Fund	2024	241,457	$2.235 -$2.652	$615,411	0.25% -1.95%	2.84%	7.56% -9.45%
	2023	272,367	$2.078 -$2.423	$635,796	0.25% -1.95%	2.49%	11.66% -13.31%
	2022	296,488	$1.861 -$2.138	$612,175	0.25% -1.65%	1.70%	-14.97% -13.77%
	2021	303,485	$2.188 -$2.480	$729,685	0.25% -1.65%	1.69%	10.13% -11.68%
	2020	295,246	$1.987 -$2.221	$636,092	0.25% -1.65%	5.57%	8.46% -9.99%
MoA Clear Passage 2030 Fund	2024	264,426	$2.503 -$2.969	$755,763	0.25% -1.95%	2.67%	9.02% -10.87%
	2023	280,898	$2.296 -$2.678	$725,840	0.25% -1.95%	2.46%	13.29% -14.97%
	2022	283,561	$2.027 -$2.329	$638,818	0.25% -1.65%	1.70%	-15.54% -14.36%
	2021	278,623	$2.399 -$2.719	$735,823	0.25% -1.65%	1.75%	13.40% -15.00%
	2020	264,360	$2.116 -$2.365	$607,415	0.25% -1.65%	5.44%	9.85% -11.39%
MoA Clear Passage 2035 Fund	2024	236,102	$2.675 -$3.173	$721,666	0.25% -1.95%	2.51%	10.86% -12.76%
	2023	243,397	$2.413 -$2.814	$660,884	0.25% -1.95%	2.45%	15.26% -16.97%
	2022	239,522	$2.094 -$2.406	$557,163	0.25% -1.65%	1.73%	-16.59% -15.41%
	2021	230,107	$2.510 -$2.844	$635,605	0.25% -1.65%	1.90%	15.91% -17.55%
	2020	213,559	$2.165 -$2.420	$502,035	0.25% -1.65%	5.39%	10.77% -12.33%
MoA Clear Passage 2040 Fund	2024	202,989	$2.802 -$3.324	$649,215	0.25% - 1.95%	2.42%	12.12% -14.07%
	2023	205,051	$2.499 -$2.914	$575,854	0.25% - 1.95%	2.42%	16.84% -18.58%
	2022	200,265	$2.139 -$2.458	$475,357	0.25% - 1.65%	1.74%	-16.75% - -15.58%
	2021	191,116	$2.569 -$2.911	$539,759	0.25% - 1.65%	1.91%	17.93% -19.59%
	2020	179,745	$2.178 -$2.434	$424,505	0.25% - 1.65%	5.29%	11.57% -13.15%
MoA Clear Passage 2045 Fund	2024	211,259	$2.814 -$3.338	$678,190	0.25% - 1.95%	2.33%	12.65% -14.59%
	2023	217,737	$2.498 -$2.913	$611,014	0.25% - 1.95%	2.40%	17.60% -19.34%
	2022	216,690	$2.124 -$2.441	$510,605	0.25% - 1.65%	1.73%	-16.96% - -15.80%
	2021	208,538	$2.558 -$2.899	$586,225	0.25% - 1.65%	1.91%	18.60% -20.27%
	2020	197,497	$2.157 -$2.410	$461,919	0.25% - 1.65%	5.20%	11.45% -13.02%
MoA Clear Passage 2050 Fund	2024	170,731	$2.767 -$3.201	$530,025	0.25% - 1.95%	2.27%	13.17% -15.10%
	2023	173,669	$2.445 -$2.781	$469,027	0.25% - 1.95%	2.38%	17.89% -19.64%
	2022	168,749	$2.074 -$2.324	$381,806	0.25% - 1.65%	1.72%	-17.03% - -15.87%
	2021	157,835	$2.500 -$2.763	$426,367	0.25% - 1.65%	1.99%	18.85% -20.52%
	2020	144,806	$2.104 -$2.292	$324,700	0.25% - 1.65%	5.16%	11.54% -13.11%
MoA Clear Passage 2055 Fund	2024	137,978	$1.957 -$2.196	$295,687	0.25% - 1.95%	2.25%	13.38% -15.40%
	2023	132,788	$1.726 -$1.903	$247,094	0.25% - 1.95%	2.40%	17.94% -19.69%
	2022	120,384	$1.463 -$1.590	$187,636	0.25% - 1.65%	1.73%	-17.14% - -15.98%
	2021	101,489	$1.766 -$1.892	$188,984	0.25% - 1.65%	2.02%	19.13% -20.80%
	2020	83,004	$1.482 -$1.567	$128,175	0.25% - 1.65%	5.06%	12.07% -13.65%
MoA Clear Passage 2060 Fund	2024	9,301	$16.212 -$17.825	$162,636	0.25% - 1.95%	2.26%	13.49% -15.45%
	2023	8,310	$14.285 -$15.440	$126,131	0.25% - 1.95%	2.42%	18.14% -19.89%
	2022	6,693	$12.092 -$12.879	$84,901	0.25% - 1.65%	1.71%	-17.10% - -15.93%
	2021	4,917	$14.586 -$15.320	$74,461	0.25% - 1.65%	2.18%	19.61% -21.30%
	2020	3,283	$12.194 -$12.630	$41,077	0.25% - 1.65%	5.26%	12.22% -13.80%
MoA Clear Passage 2065 Fund	2024	3,668	$15.730 -$16.797	$60,814	0.25% - 1.95%	2.42%	13.75% -15.72%
	2023	2,545	$13.828 -$14.515	$36,532	0.25% - 1.95%	2.64%	18.45% -20.20%
	2022	1,535	$11.674 -$12.075	$18,375	0.25% - 1.65%	2.03%	-16.91% - -15.75%
	2021	649	$14.050 -$14.332	$9,258	0.25% - 1.65%	2.85%	19.73% -21.42%
	2020	96	$11.735 -$11.803	$1,129	0.25% - 1.65%	(d)5.72%(e)	17.35% -18.03%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
American Funds The Bond Fund of America	2024	618	$10.691 -$10.691	$6,602	1.20% - 1.20%(m)	4.48%	0.38% -0.38%
	2023	571	$10.650 -$10.650	$6,079	0.90% -0.90%(d)(2)	3.03%(e)(2)	5.79% -5.79%
American Funds Managed Risk Growth-Income Fund	2024	411	$12.870 -$12.870	$5,296	1.20% -1.20%(m)	1.70%	16.91% -16.91%
	2023	445	$11.008 -$11.008	$4,896	0.90% -0.90%(d)(2)	0.24%(e)(2)	9.01% -9.01%
American Funds New World Fund	2024	444	$36.929 -$42.419	$18,082	0.25% - 1.95%	1.61%	4.78% -6.59%
	2023	481	$35.244 -$39.798	$18,449	0.25% - 1.95%	1.71%	14.24% -15.93%
	2022	480	$30.852 -$34.329	$15,963	0.25% - 1.65%	1.59%	-23.13% - -22.05%
	2021	459	$40.138 -$44.042	$19,644	0.25% - 1.65%	1.12%	3.44% -4.90%
	2020	441	$38.803 -$41.986	$18,006	0.25% - 1.65%	0.24%	21.86% -23.58%
Calvert VP SRI Balanced Portfolio	2024	14,493	$9.682 -$11.592	$156,544	0.25% - 1.95%	1.70%	17.30% -19.31%
	2023	16,131	$8.254 - $9.716	$146,976	0.25% - 1.95%	1.59%	14.83% -16.53%
	2022	17,423	$7.188 - $8.338	$136,753	0.25% - 1.65%	1.20%	-16.79% - -15.62%
	2021	18,189	$8.639 - $9.882	$170,301	0.25% - 1.65%	1.19%	13.23% -14.83%
	2020	18,608	$7.630 - $8.606	$152,123	0.25% - 1.65%	1.54%	13.37% -14.97%
Dimensional VA U.S. Targeted Value Portfolio	2024	523	$12.306 -$12.306	$6,433	1.20% -1.20%(m)	1.37%	6.95% - 6.95%
	2023	560	$11.506 -$11.506	$6,440	0.90% -0.90%(d)(2)	1.51% (e)(2)	14.62% -14.62%(e)(2)
DWS Capital Growth VIP	2024	2,221	$222.837 -$266.824	$547,303	0.25% - 1.95%	0.19%	24.16% -26.30%
	2023	2,502	$179.477 - $211.264	$491,971	0.25% - 1.95%	0.07%	36.21% -38.23%
	2022	2,616	$131.764 -$152.835	$373,864	0.25% - 1.65%	0.09%	-31.87% - -30.91%
	2021	2,902	$193.395 -$221.212	$603,704	0.25% - 1.65%	0.21%	20.77% -22.47%
	2020	3,168	$160.137 -$180.625	$540,459	0.25% - 1.65%	0.48%	36.77% -38.70%
Fidelity VIP Asset Manager Portfolio	2024	1,603	$65.781 -$78.768	$118,763	0.25% - 1.95%(f)	2.31%	6.43% - 8.26%
	2023	1,846	$61.809 -$72.757	$127,092	0.15% - 1.85%(f)	2.30%	11.13% -12.77%
	2022	2,029	$55.619 -$64.515	$124,313	0.15% - 1.55%(f)	2.07%	-16.24% - -15.06%
	2021	2,088	$66.404 -$75.956	$151,468	0.15% - 1.55%(f)	1.62%	8.23% - 9.75%
	2020	2,173	$61.355 -$69.206	$144,022	0.15% - 1.55%(f)	1.50%	13.10% -14.70%
Fidelity VIP Contrafund Portfolio	2024	3,799	$224.186 -$268.466	$947,288	0.25% - 1.95%(f)	0.19%	31.24% -33.50%
	2023	4,277	$170.824 -$201.097	$804,564	0.15% - 1.85%(f)	0.48%	31.31% -33.25%
	2022	4,749	$130.096 -$150.916	$673,710	0.15% - 1.55%(f)	0.49%	-27.44% - -26.42%
	2021	5,140	$179.302 -$205.112	$997,802	0.15% - 1.55%(f)	0.06%	25.87% -27.64%
	2020	5,520	$142.452 -$160.692	$842,249	0.15% - 1.55%(f)	0.25%	28.56% -30.37%
Fidelity VIP Equity-Income Portfolio	2024	1,846	$133.876 -$160.309	$276,500	0.25% - 1.95%(f)	1.73%	13.15% -15.10%
	2023	2,062	$118.321 -$139.282	$270,188	0.15% - 1.85%(f)	1.85%	8.87% - 10.48%
	2022	2,312	$108.682 -$126.067	$275,430	0.15% - 1.55%(f)	1.91%	-6.42% - -5.10%
	2021	2,331	$116.133 -$132.842	$294,201	0.15% - 1.55%(f)	1.91%	22.97% -24.71%
	2020	2,452	$94.438 -$106.524$	$248,793	0.15% - 1.55%(f)	1.78%	5.05% - 6.53%
Fidelity VIP Extended Market Index Portfolio	2024	121	$12.578 -$12.578	$1,526	1.20% -1.20%(k)(m)	1.16%	11.07% -11.07%
	2023	223	$11.324 -$11.324	$2,529	0.80% -0.80%(d)(k)(2)	1.71% (e)(2)	14.82% -14.82%(e)(2)
VIP Freedom Income Portfolio	2024	745	$10.962 -$10.962	$8,162	1.20% -1.20%(k)(m)	3.58%	3.30% - 3.30%
	2023	814	$10.612 -$10.612	$8,641	0.80% -0.80%(d)(k)(2)	2.82% (e)(2)	5.41% -5.41%(e)(2)
Fidelity VIP Freedom 2020 Portfolio	2024	1,108	$11.551 -$11.551	$12,804	1.20% -1.20%(k)(m)	2.82%	6.53% - 6.53%
	2023	1,252	$10.843 -$10.843	$13,579	0.80% -0.80%(d)(k)(2)	2.03% (e)(2)	7.52% -7.52%(e)(2)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Fidelity VIP Freedom 2025 Portfolio	2024	1,790	$11.697 -$11.697	$20,934	1.20% -1.20%(k)(m)	2.46%	7.28% - 7.28%
	2023	2,027	$10.903 -$10.903	$22,096	0.80% -0.80%(d)(k)(2)	1.82% (e)(2)	8.21% -8.21%(e)(2)
Fidelity VIP Freedom 2030 Portfolio	2024	1,641	$11.842 -$11.842	$19,432	1.20% -1.20%(k)(m)	2.35%	8.22% -8.22%
	2023	1,514	$10.943 -$10.943	$16,565	0.80% -0.80%(d)(k)(2)	1.82% (e)(2)	8.61% -8.61%(e)(2)
Fidelity VIP Freedom 2035 Portfolio	2024	1,007	$12.107 -$12.107	$12,192	1.20% -1.20%(k)(m)	1.96%	9.92% -9.92%
	2023	946	$11.014 -$11.014	$10,423	0.80% -0.80%(d)(k)(2)	1.63% (e)(2)	9.31% -9.31%(e)(2)
Fidelity VIP Freedom 2040 Portfolio	2024	806	$12.419 -$12.419	$10,016	1.20% -1.20%(k)(m)	1.49%	12.04% -12.04%
	2023	737	$11.084 -$11.084	$8,166	0.80% -0.80%(d)(k)(2)	1.36% (e)(2)	9.90% -9.90%(e)(2)
Fidelity VIP Freedom 2045 Portfolio	2024	488	$12.523 -$12.523	$6,111	1.20% -1.20%(k)(m)	1.32%	12.78% -12.78%
	2023	479	$11.104 -$11.104	$5,314	0.80% -0.80%(d)(k)(2)	1.25%(e)(2)	10.11% -10.11%(e)(2)
Fidelity VIP Freedom 2050 Portfolio	2024	381	$12.530 -$12.530	$4,778	1.20% -1.20%(k)(m)	1.35%	12.79% -12.79%
	2023	380	$11.109 -$11.109	$4,218	0.80% -0.80%(d)(k)(2)	1.12%(e)(2)	10.16% -10.16%(e)(2)
Fidelity VIP Freedom 2055 Portfolio	2024	117	$12.524 -$12.524	$1,461	1.20% -1.20%(k)(m)	1.22%	12.76% -12.76%
	2023	121	$11.107 -$11.107	$1,341	0.80% -0.80%(d)(k)(2)	1.32%(e)(2)	10.11% -10.11%(e)(2)
Fidelity VIP Freedom 2060 Portfolio	2024	89	$12.526 -$12.526	$1,120	1.20% -1.20%(k)(m)	1.27%	12.84% -12.84%
	2023	84	$11.101 -$11.101	$931	0.80% -0.80%(d)(k)(2)	1.31%(e)(2)	10.13% -10.13%(e)(2)
Fidelity VIP Index 500 Portfolio	2024	7,340	$13.763 -$13.763	$101,016	1.20% -1.20%(k)(m)	1.29%	23.53% -23.53%
	2023	7,885	$11.141 -$11.141	$87,848	0.80% -0.80%(d)(k)(2)	1.14%(e)(2)	9.60% -9.60%(e)(2)
Fidelity VIP Mid Cap Portfolio	2024	1,129	$141.500 - $169.449	$180,441	0.25% - 1.95%(f)	0.52%	15.25% -17.24%
	2023	1,288	$122.776 - $144.535	$176,409	0.15% - 1.85%(f)	0.58%	13.23% -14.90%
	2022	1,431	$108.435 - $125.788	$171,124	0.15% - 1.55%(f)	0.49%	-16.05% - -14.87%
	2021	1,511	$129.167 - $147.762	$213,306	0.15% - 1.55%(f)	0.62%	23.67% -25.41%
	2020	1,560	$104.445 - $117.820	$176,069	0.15% - 1.55%(f)	0.65%	16.37% -18.01%
Fidelity VIP Value Strategies Portfolio	2024	248	$12.092 -$12.092	$2,994	1.20% -1.20%(k)(m)	1.01%	8.20% - 8.20%
	2023	302	$11.176 -$11.176	$3,372	0.80% -0.80%(d)(k)(2)	1.12%(e)(2)	12.00% -12.00%(e)(2)
Goldman Sachs Government Money Market Fund	2024	3,580	$10.522 -$10.522	$37,668	1.20% -1.20%(m)	5.04%	4.02% - 4.02%
	2023	5,419	$10.115 -$10.115	$54,809	0.90% -0.90%(d)(2)	0.78%(e)(2)	0.67% -0.67%(e)(2)
Goldman Sachs Small Cap Equity Insights Fund	2024	947	$15.032 -$16.298	$15,081	0.25% - 1.95%	1.12%	16.74% -18.75%
	2023	770	$12.876 -$13.725	$10,366	0.25% - 1.95%	1.03%	17.24% -18.98%
	2022	680	$10.983 -$11.535	$7,720	0.25% - 1.65%	0.31%	-20.67% - -19.55%
	2021	730	$13.844 -$14.339	$10,345	0.25% - 1.65%	0.58%	21.76% -23.48%
	2020	117	$11.370 -$11.612	$1,350	0.25% - 1.65%	0.32%	6.81% - 8.31%
Goldman Sachs U.S. Equity Insights Fund	2024	985	$19.154 -$20.768	$20,012	0.25% - 1.95%	0.77%	25.83% -28.00%
	2023	776	$15.222 -$16.225	$12,358	0.25% - 1.95%	0.76%	21.70% -23.50%
	2022	660	$12.508 -$13.138	$8,552	0.25% - 1.65%	0.88%	-21.03% - -19.92%
	2021	561	$15.839 -$16.405	$9,105	0.25% - 1.65%	1.26%	27.29% -29.08%
	2020	185	$12.443 -$12.709	$2,333	0.25% - 1.65%	1.30%	15.62% -17.25%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Invesco V.I. Main Street Fund	2024	640	$91.791 -$109.908$	66,422	0.25% - 1.95%	— %	21.24% -23.33%
	2023	716	$75.708 -$89.114	$60,683	0.25% - 1.95%	0.83%	21.12% -22.91%
	2022	799	$62.509 -$72.503	$55,254	0.25% - 1.65%	1.47%	-21.44% - -20.33%
	2021	854	$79.564 -$91.007	$74,471	0.25% - 1.65%	0.72%	25.48% -27.25%
	2020	879	$63.407 -$71.517	$60,253	0.25% - 1.65%	1.44%	12.08% -13.66%
LVIP American Century Capital Appreciation Fund	2024	2,924	$96.289 -$115.294$	313,511	0.25% - 1.95%	— %	22.94% -25.06%
	2023	3,348	$78.323 -$92.193	$289,161	0.25% - 1.95%	— %	19.07% -20.84%
	2022	3,787	$65.778 -$76.296	$272,062	0.25% - 1.65%	— %	-29.10% - -28.10%
	2021	4,172	$92.771 -$106.113$	419,060	0.25% - 1.65%	— %	9.75% - 11.29%
	2020	4,620	$84.531 -$95.345	$418,324	0.25% - 1.65%	0.10%	40.66% -42.64%
Macquarie Macquarie VIP Small Cap Value Series	2024	913	$14.042 -$15.225	$13,566	0.25% - 1.95%	1.36%	9.16% -11.03%
	2023	1,080	$12.864 -$13.712	$14,511	0.25% - 1.95%	1.05%	7.58% -9.17%
	2022	1,613	$11.958 -$12.560	$19,951	0.25% - 1.65%	0.84%	-13.52% - -12.31%
	2021	1,572	$113.828 - $14.323	$22,271	0.25% - 1.65%	0.81%	32.22% -34.08%
	2020	167	$10.459 -$10.682	$1,777	0.25% - 1.65%	1.13%	-3.51% - -2.15%
MFS Mid Cap Value Portfolio	2024	582	$16.719 -$18.383	$10,434	0.25% -1.95%(g)	1.20%	11.63% -13.56%
	2023	590	$14.977 -$16.188	$9,342	— % - 1.70%(g)	1.68%	11.08% -12.73%
	2022	663	$13.483 -$14.360	$9,332	— % - 1.40%(g)	0.95%	-10.05% - -8.79%
	2021	598	$14.990 -$15.744	$9,269	— % - 1.40%(g)	1.01%	29.17% -30.99%
	2020	235	$11.605 -$12.019	$2,795	— % - 1.40%(g)	1.17%	2.42% -3.87%
Neuberger Berman AMT Sustainable Equity Portfolio	2024	1,020	$19.348 -$20.978	$20,866	0.25% - 1.95%	0.23%	23.40% -25.53%
	2023	939	$15.679 -$16.712	$15,388	0.25% - 1.95%	0.36%	24.73% -26.58%
	2022	858	$12.570 -$13.203	$11,159	0.25% - 1.65%	0.46%	-19.78% - -18.65%
	2021	731	$15.670 -$16.230	$11,733	0.25% - 1.65%	0.47%	21.46% -23.17%
	2020	304	$12.902 -$13.177	$3,976	0.25% - 1.65%	0.70%	17.61% -19.26%
PIMCO Real Return Portfolio	2024	2,527	$14.145 -$16.246	$39,360	0.25% -1.95%(h)	2.74%	0.33% -2.06%
	2023	2,773	$14.098 -$15.918	$42,521	0.15% -1.85%(h)	3.15%	2.25% -3.76%
	2022	2,939	$13.788 -$15.340	$43,557	0.15% -1.55%(h)	7.30%	-13.13% - -11.91%
	2021	2,926	$15.872 -$17.414	$49,448	0.15% -1.55%(h)	5.10%	4.14% -5.61%
	2020	2,135	$15.241 -$16.489	$34,308	0.15% -1.55%(h)	1.58%	9.84% -11.39%
T. Rowe Price Blue Chip Growth Portfolio	2024	6,176	$70.486 -$80.967	$478,714	0.25% -1.95%(i)	— %	32.99% -35.29%
	2023	6,624	$52.999 -$59.849	$381,352	— % - 1.70%(i)	— %	47.11% -49.29%
	2022	6,613	$36.027 -$40.089	$256,133	— % - 1.40%(i)	— %	-39.35% - -38.50%
	2021	7,175	$59.406 -$65.188	$453,847	— % - 1.40%(i)	— %	15.99% -17.62%
	2020	7,660	$51.219 -$55.422	$412,756	— % - 1.40%(i)	— %	32.41% -34.28%
Vanguard Balanced Portfolio	2024	1,567	$12.416 -$12.416	$19,450	1.20% -1.20%(m)	2.35%	13.54% -13.54%
	2023	1,787	$10.935 -$10.935	$19,539	0.90% -0.90%(d)(2)	— %(e)(2)	7.53% -7.53%(e)(2)
Vanguard Conservative Allocation Portfolio	2024	599	$11.506 -$11.506	$6,895	1.20% -1.20%(m)	2.96%	6.31% -6.31%
	2023	733	$10.823 -$10.823	$7,933	0.90% -0.90%(d)(2)	— %(e)(2)	7.37% -7.37%(e)(2)
Vanguard Diversified Value Portfolio	2024	4,236	$53.152 -$63.641	$254,435	0.25% - 1.95%	1.61%	12.66% -14.60%
	2023	4,747	$47.180 -$55.534	$249,972	0.25% - 1.95%	1.45%	18.08% -19.83%
	2022	5,363	$39.957 -$46.345	$236,221	0.25% - 1.65%	1.13%	-12.93% - -11.71%
	2021	5,342	$45.892 -$52.491	$267,558	0.25% - 1.65%	1.05%	28.33% -30.14%
	2020	4,943	$35.761 -$40.335	$190,958	0.25% - 1.65%	2.71%	9.95% -11.50%
Vanguard International Portfolio	2024	5,293	$49.128 -$58.826	$292,765	0.25% - 1.95%	1.25%	6.90% -8.74%
	2023	6,090	$45.959 -$54.098	$311,773	0.25% - 1.95%	1.55%	12.70% -14.37%
	2022	6,702	$40.781 -$47.302	$301,089	0.25% - 1.65%	1.33%	-31.26% - -30.29%
	2021	7,091	$59.327 -$67.860	$459,153	0.25% - 1.65%	0.28%	-3.15% - -1.79%
	2020	7,523	$61.258 -$69.095	$497,107	0.25% - 1.65%	1.21%	55.00% -57.19%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Vanguard Mid-Cap Index Portfolio	2024	2,967	$12.746 -$12.746	$37,813	1.20% -1.20%(m)	1.41%	13.81% -13.81%
	2023	3,200	$11.199 -$11.199	$35,837	0.90% -0.90%(d)(2)	—%(e)(2)	12.35% - 12.35%(e)(2)
Vanguard Real Estate Index Portfolio	2024	2,261	$21.104 -$24.241	$52,790	0.25% - 1.95%	3.22%	2.71% -4.48%
	2023	2,533	$20.547 -$23.202	$56,755	0.25% - 1.95%	2.51%	9.79% -11.42%
	2022	2,802	$18.714 -$20.824	$56,523	0.25% - 1.65%	1.88%	-27.50% - -26.48%
	2021	2,887	$25.812 -$28.324	$79,534	0.25% - 1.65%	1.81%	37.91% -39.86%
	2020	2,353	$18.717 -$20.252	$46,478	0.25% - 1.65%	2.68%	-6.41% - -5.09%
Vanguard Small Company Growth Portfolio	2024	691	$12.360 -$12.360	$8,544	1.20% -1.20%(m)	0.54%	10.16% -10.16%
	2023	727	$11.220 -$11.220	$8,162	0.90% -0.90%(d)(2)	—%(e)(2)	16.38% -16.38%(e)(2)
Vanguard Short-Term Investment—Grade Portfolio	2024	318	$10.769 -$10.769	$3,420	1.20% -1.20%(m)	3.47%	3.75% -3.75%
	2023	281	$10.380 -$10.380	$2,918	0.90% -0.90%(d)(2)	—%(e)(2)	2.96% -2.96%(e)(2)
Vanguard Total Bond Market Index Portfolio	2024	6,088	$9.690 -$10.653	$63,308	0.25% - 1.95%	2.76%	-0.72% -0.99%
	2023	5,378	$9.760 -$10.549	$55,586	0.25% - 1.95%	2.40%	3.78% -5.31%
	2022	4,980	$9.405 -$10.017	$49,016	0.25% - 1.65%	2.07%	-14.63% - -13.43%
	2021	5,133	$11.017 -$11.571	$58,576	0.25% - 1.65%	2.11%	-3.33% - -1.96%
	2020	5,642	$11.395 -$11.802	$65,838	0.25% - 1.65%	2.05%	5.82% -7.31%
Vanguard Total International Stock Market Index Portfolio	2024	95	$11.399 -$11.399	$1,078	1.20% -1.20%(m)	2.86%	3.90% -3.90%
	2023	96	$10.971 -$10.971	$1,057	0.90% -0.90%(d)(2)	— %(e)(2)	9.12% -9.12%(e)(2)
Victory RS Small Cap Growth Equity VIP Series	2024	564	$10.206 -$11.065	$6,084	0.25% -1.95%(j)	— %	10.06% -11.95%
	2023	631	$9.273 -$9.884	$6,124	0.20% -1.90%(j)	— %	18.41% -20.16%
	2022	513	$7.831 -$8.225	$4,157	0.20% -1.60%(j)	— %	-37.37% - -36.49%
	2021	516	$12.503 -$12.951	$6,622	0.20% -1.60%(j)	— %	-11.85% - -10.61%
	2020	483	$14.185 -$14.488	$6,951	0.20% -1.60%(j)	— %	35.87% -37.78%

(a)

This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(b)

This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(c)

The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d)	Annualized.
(e)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2024

5. Financial Highlights (Continued)

(f)	Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(g)	Prior to May 1, 2024, MFS had a reimbursement of 0.25%. Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(h)	Prior to May 1, 2024, PIMCO had a reimbursement of 0.10%. Absent reimbursement by PIMCO, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(i)	Prior to May 1, 2024, T. Rowe had a reimbursement of 0.25%. Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(j)	Prior to May 1, 2024, Victory had a reimbursement of 0.05%. Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(k)	Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio would have been 0.90% to 0.90% in 2023.
(m)	Prior to May 1, 2024, the expense ratio was 0.90%.

(1)	For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(2)	For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

6. Calculation of Accumulation Unit Values

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used. The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

7. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events through April 29, 2025.

Effective April 25, 2025 the assets and liabilities of the MoA Funds Clear Passage 2015 Fund will be substituted with the MoA Funds Retirement Income Fund. Effective May 1, 2025 the MoA Funds Clear Passage 2070 Fund is scheduled to become available to Separate Account No. 2 as an investment alternative.

On or about June 6, 2025, the Company has scheduled the Victory RS Small Cap Growth Equity VIP Series Fund to be substituted with the Vanguard Small Company Growth Portfolio, a current investment alternative under the Separate Account, for FPA contracts and the American Century Small Cap Growth Fund for all other contracts.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Statutory Financial Statements

For The Years Ended December 31, 2024, 2023, and 2022

Together With Independent Auditors’ Report

KPMG LLP

345 Park Avenue

New York, NY 10154-0102

Independent Auditors’ Report

Board of Directors

Mutual of America Life Insurance Company:

Opinions

We have audited the financial statements of Mutual of America Life Insurance Company (the Company), which comprise the statutory statement of financial condition as of December 31, 2024 and 2023, and the related statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial condition of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 13.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 13 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 13 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental Schedule I - Summary of Investments - Other Than

Investments in Related Parties, and Schedule IV - Reinsurance Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

New York, New York
April 17, 2025

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2024 AND 2023

	2024	2023
ASSETS
Assets
Bonds	$5,131,187,672	$5,934,260,625
Common stocks	5,389,267	4,852,651
Preferred stocks	3,000,000	3,000,000
Investments in subsidiaries	63,892,920	305,215,072
Cash, cash equivalents and short term investments	437,446,095	19,385,781
Guaranteed funds transferable	4,556,997	4,904,808
Privately managed investments	671,435,727	585,307,274
Policy loans	84,621,751	80,734,096
Investment income accrued	35,294,892	42,529,088
Deferred federal income taxes	55,500,156	71,259,549
Total other assets	32,567,876	37,432,196

Total general account assets	6,524,893,353	7,088,881,140
Separate account assets	17,466,997,550	16,947,094,189

Total assets	$23,991,890,903	$24,035,975,329

LIABILITIES AND SURPLUS
Liabilities
Insurance and annuity reserves	$4,910,228,270	$5,292,006,616
Other contract liabilities and reserves	9,939,783	12,151,077
Funds withheld	830,771,714	1,029,005,780
Total other liabilities	62,813,339	93,984,826

Total general account liabilities	5,813,753,106	6,427,148,299
Separate account liabilities	17,466,997,550	16,947,094,189

Total liabilities before asset valuation reserve	23,280,750,656	23,374,242,488
Asset valuation reserve	133,647,072	138,935,895

Total Liabilities	$23,414,397,728	$23,513,178,383

Surplus
Assigned surplus	$1,150,000	$1,150,000
Unassigned Surplus	576,343,175	521,646,946

Total Surplus	577,493,175	522,796,946

Total Liabilities & Surplus	$23,991,890,903	$24,035,975,329

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023, and 2022

	2024	2023	2022
Income
Premium and annuity considerations, net	$1,833,142,523	$1,053,087,528	$1,812,655,797
Life and disability insurance premiums	1,273,542	9,359,858	7,784,596

Total considerations and premiums	1,834,416,065	1,062,447,386	1,820,440,393

Separate Account investment and administrative fees	108,516,126	90,079,454	89,195,926
Net investment income	409,188,478	224,449,314	263,535,218
Reserve adjustment on reinsurance ceded	5,519,153	1,793,824	2,646,136
Commission and expense allowance on reinsurance ceded	8,428,132	105,161,191	—
Other, net	8,450,395	6,711,839	13,681,678

Total income	2,374,518,349	1,490,643,008	2,189,499,351

Deductions
Change in insurance and annuity reserves	(388,086,213)	(1,068,058,254)	(279,889,723)
Annuity and surrender benefits	4,347,907,875	3,510,790,250	2,576,174,026
Death and disability benefits	4,450,179	5,358,575	4,081,265
Net transfers to separate account	(1,977,038,805)	(1,017,950,556)	(365,045,385)
Operating expenses	334,087,706	296,538,949	357,427,116

Total deductions	2,321,320,742	1,726,678,964	2,292,747,299

Income (loss) before dividends	53,197,607	(236,035,956)	(103,247,948)

Dividends to contract holders and policyholders	(5,568)	(12,690)	(46,719)

Income (loss) before net realized (losses) gains	53,192,039	(236,048,646)	(103,294,667)

Net realized capital (losses) gains	(72,997)	104,251	30,853,253

Net income (loss)	$53,119,042	$(235,944,395)	$(72,441,414)

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	$5,283,193	$4,948,282	$(35,322,030)
Unrealized appreciation	16,517,351	27,137,926	(2,746,433)
Net deferred income tax asset	(15,759,393)	—	(12,000,000)
Non-admitted assets:
Negative IMR	(4,646,751)	(39,551,297)	(207,548)
Prepaid assets and other, net	(25,962,642)	(23,464,259)	(221,883)
Accounting related to:
Qualified pension plan	36,479,582	60,471,085	(4,912,000)
Nonqualified deferred compensation plan	333,879	1,563,769	10,388,000
Post retirement medical plan benefit	(8,081,000)	(9,795,882)	75,129,000
Deferred ceding commissions	(2,587,032)	17,678,008	—

Net change in surplus	54,696,229	(196,956,763)	(42,334,308)

SURPLUS
Beginning of the year	522,796,946	719,753,709	762,088,017

End of the year	$577,493,175	$522,796,946	$719,753,709

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023, and 2022

	2024	2023	2022
Cash flows from operations:
Premium and other income collected	$1,869,284,820	$1,875,899,492	$1,843,836,254
Net investment income	453,255,382	263,844,025	263,573,329
Separate account investment and administrative fees	129,375,566	201,514,788	102,879,849
Benefit payments	(4,539,911,874)	(3,518,464,894)	(2,654,822,369)
Net transfers to separate accounts	1,962,874,967	1,017,950,557	365,045,385
Investment and operating expenses paid	(333,783,151)	(299,528,650)	(423,107,518)
Other, net	—	19,160,618	(14,863,890)
Dividends paid to policyholders	(7,574)	(11,144)	(51,115)

Net cash (used in) operations	(458,911,864)	(439,635,208)	(517,510,075)

Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	957,764,132	946,520,645	1,198,693,858
Common stock	529,201	8,080,108	41,303,125
Preferred stock	—	8,507,072	—
Privately managed investments	5,554,833	7,171,056	1,598,610
Other	121,363,416	5,295	17,800,964

Total	1,085,211,582	970,284,176	1,259,396,557

Cost of investments acquired:
Bonds and notes	(311,268,003)	(176,203,211)	(742,911,937)
Common stock	(459,647)	(20,950,973)	(270,596)
Preferred Stock	—	—	(11,408,089)
Real Estate	—	—	(622,900)
Privately managed investments	(39,000,391)	(18,977,045)	(298,933,396)
Other, including payable for securities purchased	—	(439,495)	(7,451,048)

Total	(350,728,041)	(216,570,724)	(1,061,597,966)

Net Change in Policy Loans	(3,887,655)	(274,565)	1,180,708

Net cash provided by investing	730,595,886	753,438,887	198,979,299

Cash flows from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	84,671	(1,927,461)	4,551,318
Return of Capital	246,137,194	—	—
Other cash (applied) provided	(99,845,553)	(273,610,317)	77,750,639

Net cash provided by (used in) financing and other sources	146,376,312	(275,537,778)	82,301,957

Net change in cash, cash equivalent and short-term investments:	418,060,334	38,265,901	(236,228,819)

Cash, cash equivalent and short-term investments:
Beginning of year	19,385,781	(18,880,120)	217,348,699

End of year	$437,446,115	$19,385,781	$(18,880,120)

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Mutual of America Life Insurance Company (Mutual of America or the Company) provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The Company is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department or NYDFS). Such practices differ from U.S. Generally Accepted Accounting Principles (GAAP). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 13.

The National Association of Insurance Commissioners (NAIC) has codified Statements of Statutory Accounting Principles (Codification or SSAP). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2024, are reflected in the accompanying statutory financial statements.

As part of the New York Department’s examination in 2023, the New York Department conducted an evaluation of the Company’s asset adequacy analysis in accordance with 11 NYCRR 95 (Insurance Regulation 126). As a result of the examination, the NYDFS required the Company to record $201.0 million in asset adequacy reserves as of December 31, 2023. The asset adequacy reserve is reflected within Insurance and annuity reserves on the Company’s Statement of Financial Condition. The New York Department continues to monitor the Company’s asset adequacy and overall financial health. This ongoing monitoring may result in the need for additional asset adequacy reserves in the future that could be material to the Company’s financial condition.

The preparation of the Company’s statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

Asset Valuations

Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.

Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

valuation models and techniques or based upon quoted market prices for comparable investments. As of December 31, 2024, there were 6 securities with a fair value of $31.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $1.4 million to adjust the carrying value of these securities as of December 31, 2024. These securities are required to be reported at the lower of amortized cost or fair value. As of December 31, 2023, there were 6 securities with a fair value of $31.7 million that were valued using this methodology. The company recorded an unrealized gain of $3.2 million to adjust the carrying value of these securities during 2023.

Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.

Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 10 – Fair Value of Financial Instruments, for further discussion on valuation methods for assets and liabilities.

There were no impairments in 2024, 2023 and 2022. Additionally, the Company recognized $0.1 million of realized capital losses not subject to the Interest Maintenance Reserve (IMR) in 2024, $0.1 million of realized capital gains not subject to the Interest Maintenance Reserve during 2023 and $30.9 million of realized capital gains not subject to the Interest Maintenance Reserve during 2022. These gains are reflected in the amount of net realized capital (losses)/gains on the statement of operations.

Common Stocks and Preferred Stocks– Common stocks in good standing are stated at fair value. Unrealized gains and losses arising from the change in fair value of common stocks are recorded directly to unassigned surplus. Highest-quality, high-quality or medium quality perpetual preferred stocks (NAIC designations 1 to 3), which have characteristics of equity securities, shall be valued at cost. All other perpetual preferred stocks (NAIC designations 4 to 6) shall be reported at the lower of cost or fair value.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all stock issuers not in good standing, as well as stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. As of December 31, 2024 and 2023, common stocks included $5.4 million and $4.4 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2024 and 2023, there were no additional sales of seed money investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferable through 2030.

Goodwill – The acquisition of TruSpire (Note 3) generated goodwill of approximately $18.2 million, which is being amortizing over a ten-year period and is included in Other Assets.

Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.

Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2024, 2023, and 2022, the Company recognized $0.0 million of realized capital gains, $0.1 million of realized capital gains and $0.8 million of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no unrealized losses recorded in both 2024 and 2023.

Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.0 billion, net of $0.7 billion of reinsurance and $0.9 billion, net of $0.75 billion of reinsurance at December 31, 2024 and 2023, respectively. These reserves are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50 % at both December 31, 2024 and 2023). These percentages meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2024 and 2023, averaged 2.93% and 2.38%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves. which were $3.7 billion, net of $0.82 billion of reinsurance, and $4.1 billion, net of $0.96 billion of reinsurance, at December 31, 2024 and 2023, respectively, are subject to discretionary withdrawal at book value. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.

Reinsurance

Reinsured reserves are accounted for either on a funds withheld basis or indemnity quota share basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business. Under indemnity quota share, the Company has reinsured reserves for a treaty ceding 90% of the Pension Buy-out/Risk Transfer business.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus. However in 2023, the NAIC, adopted INT 23-01 Net Negative (Disallowed) IMR. This provides guidance for the limited admittance of negative interest maintenance reserve amounts. The provision will last through the end of 2025. The Company did not adopt as of December 31, 2024 and 2023.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Virtually all of the Separate Accounts held by the Company relate to variable annuity accumulations of a non- guaranteed return nature. This category includes the variable accumulation portion of the following types of contracts; Group Defined Benefit contracts, Group Defined Contribution contracts, Group Simplified Employee Pension Contracts, Group Tax Deferred Annuity contracts, Group Voluntary Employee Contribution contracts, Group Thrift Plan contracts, Individual Retirement Annuity contracts, and Individual Flexible Premium Annuity contracts. The net investment experience of the Separate Account is credited directly to the contract holder, and may be positive or negative. Certain contracts do not contain any guaranteed death benefit related to the amount of premiums paid and are not subject to discretionary withdrawal.

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management LLC (Capital Management), an affiliate, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2024, 2023, and 2022, such charges were equal to approximately 0.63%, 0.57%, and 0.71%, respectively, of total average Separate Account assets. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $17.5 billion and $16.9 billion as of December 31, 2024 and 2023, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

As more fully described in Note 6, premiums ceded to the reinsurer will be reflected net on the statutory statement of operations and surplus.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $0.0 million and $2.1 million December 31, 2024 and 2023, respectively.

2. ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

The Company identified two errors in previously filed financial statements that were corrected through unassigned surplus as of January 1, 2023. The Company identified an error in its liability for its pension plans (Other Liabilities on the Statement of Financial Condition) which resulted in an overstatement of other liabilities and understatement of surplus on the Statement of Financial Condition of $46.5 million as of December 31, 2022. The Company also identified a negative IMR error, which resulted in an overstatement of other assets and an overstatement of surplus on the Statement of Financial Condition of $15.3 million as of December 31, 2022. There was no impact to net income as a result of these errors.

The Company determined that the correction of these errors of $31.5 million was immaterial to the statutory financial statements. Therefore, the Company corrected these errors in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, which is reflected on the Statutory Statements of Operations and Surplus in 2023. There were no accounting corrections or errors identified as of December 31, 2024.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”. The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.” An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company has evaluated the impact of this accounting change as of December 31, 2024, noting no material changes to current accounting and presentation.

3. BUSINESS COMBINATIONS AND GOODWILL

The Company purchased 100% of the issued and outstanding shares of Grandmark Holdings, a Texas based Holding company on January 3, 2023 for $21.2 million. Grandmark Holdings owned 100% of the outstanding stock of Landmark Life Insurance Company, a Texas based insurer licensed in 44 states to write life, annuity and accident and health insurance. In April 2023, Landmark changed its name to TruSpire Retirement Insurance Company (TruSpire). The transaction was accounted for as a statutory purchase, with a book value of $5.6 million on January 3, 2023. The Company recognized and admitted $18.2 million of goodwill, which will be amortized over the prescribed 10-year period. As of December 31, 2024 and 2023, the Company had admitted goodwill of $14.6 million and $16.4 million, respectively, and recognized $1.8 million of amortization expense for both years.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

4. INVESTMENTS

Valuation

The statement and fair values of investments in fixed maturity securities (bonds), including short-term and cash equivalents, as of December 31, 2024 and 2023 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement	Gross Unrealized		Fair
December 31, 2024 (millions)	Value	Gains	Losses	Value
Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$476.6	$—	$91.0	$385.7
Commercial mortgage-backed securities	73.3	—	7.7	65.6
Total	$549.9	$—	$98.7	$451.3

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,962.5	$0.3	$241.8	$1,721.1
Obligations of states and political subdivisions	35.4	—	10.0	25.4
Debt securities issued by foreign governments	—	—	—	—
Corporate securities	3,081.1	10.2	597.2	2,494.1

Total	$5,628.9	$10.5	$947.7	$4,691.9

	Statement	Gross Unrealized		Fair
December 31, 2023 (millions)	Value	Gains	Losses	Value
Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$514.4	$—	$83.5	$430.9
Commercial mortgage-backed securities	79.3	—	18.1	61.2

Total	$593.7	$—	$101.6	$492.1

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,572.1	$0.4	$221.6	$1,350.9
Obligations of states and political subdivisions	71.6	—	16.5	55.1
Corporate securities	3,765.9	12.9	594.7	3,184.1

Total	$6,003.3	$13.3	$934.4	$5,082.2

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2024, approximately 71% of the $2.4 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). As of December 31, 2023, approximately 83% of the $2.1 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

Cash equivalents with a statement value and fair value of $494.8 million and $66.3 million at December 31, 2024 and 2023, respectively, and short-term investments with a statement value and a fair value of $3.0 million and $2.7 million, respectively, are included in the above tables. At December 31, 2024 and 2023, the Company had $3.3 million and $3.5 million, respectively, (par value of $3.3 million at December 31, 2024 and $3.5 million at December 31, 2023) of its long-term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1: quoted prices in active markets for identical securities.

•

Level 2: quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3: significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds and privately managed investments are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $31.7 million and $31.7 million of bonds and notes measured and reported at fair value as of December 31, 2024 and 2023, respectively which are level 3 investments. The Company had $0.0 million and $0.5 million of common stock measured and reported at fair value as of December 31, 2024 and 2023, respectively, which are Level 1 investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The following tables provide fair value information as of December 31, 2024 and 2023, about the Company’s assets that are considered financial instruments:

As of December 31, 2024 Financial Instruments (millions)	Level 1	Level 2	Level 3	Total
Bonds	$—	4,162.4	31.7	$4,194.1
Common stocks	—	—	—	—
Preferred stocks	3.0	—	—	3.0
Cash, cash equivalents, and short term investments	437.4	—	—	437.4
Policy loans	—	84.6	—	84.6
Guaranteed funds transferable	—	—	4.6	4.6
Separate Account Assets	17,467.0	—	—	17,467.0

Total	$17,907.4	$4,247.0	$36.3	$22,190.7

As of December 31, 2023 Financial Instruments (millions)	Level 1	Level 2	Level 3	Total
Bonds	$—	$4,981.5	$31.6	$5,013.1
Common stocks	0.5	—	—	0.5
Preferred stocks	3.0	—	—	3.0
Cash, cash equivalents, and short term investments	16.7	—	—	16.7
Policy loans	—	80.7	—	80.7
Guaranteed funds transferable	—	—	4.9	4.9
Separate Account Assets	16,947.1	—	—	16,947.1

Total	$16,967.3	$5,062.2	$36.5	$22,066.0

The fair value of Level 3 bonds increased from $31.6 million at December 31, 2023, to $31.7 million at December 31, 2024, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The guaranteed funds transferable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2024 and 2023.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed as of December 31, 2024 and 2023.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Unrealized Gains and Losses

As of December 31, 2024, 2023 and 2022, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

December 31 (millions)	2024	2023	Change	2023	2022	Change
Common stock	$0.8	$—	$0.8	$—	$0.2	$0.2
Bonds and notes	(1.0)	(0.7)	(0.3)	(0.7)	(8.0)	7.3
Investment in subsidiary	4.6	7.9	(3.3)	7.9	8.5	(0.6)
Other assets	12.1	1.1	11.0	1.1	(1.5)	2.6

Net unrealized appreciation (depreciation)	$16.5	$8.3	$8.2	$8.3	$(0.8)	$9.5

Net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $16.5 million during the year. Net unrealized appreciation of $0.8 million related to equity securities at December 31, 2024, consisted of $0.8 million of gross unrealized gains and $0.0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. There was no unrealized appreciation related to equity securities at December 31, 2023. Net unrealized appreciation of $0.2 million related to equity securities at December 31, 2022, consisted of $0.3 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31,2024 and 2023, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2024, and 2023 were $947.5 million and $934.5 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from a significant increase in interest rates and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The tables that follow exclude $377.8 million and $389.0 million as of December 31, 2024 and 2023, that respectively, represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.

December 31, 2024	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:
Mortgage and asset backed securities:
Residential mortgage-backed securities	$0.7	$—	4	$384.8	$91.0	191
Commercial mortgage-backed securities	10.4	—	5	40.9	7.7	13
Other asset-backed securities	—	—	—	—	—	—

Total	$11.1	$—	9	$425.7	$98.7	204

U.S Treasury securities and obligations of U.S government corporations and agencies	$71.0	$0.9	28	$1,118.8	$240.8	496
Obligations of states and political subdivisions	—	—	—	25.4	10.0	12
Obligations issued by
Foreign governments	—	—	—	—	—	—
Corporate Securities	234.3	15.8	69	1,930.0	581.3	263

Total	$316.4	$16.7	106	$3,499.9	$930.8	975

December 31, 2023	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:
Mortgage and asset backed securities:
Residential mortgage-backed securities	$29.5	$1.4	56	$1,361.2	$255.2	591
Commercial mortgage-backed securities	0.1	—	1	61.1	18.1	22
Other asset-backed securities	—	—	—	—	—	—

Total	$29.6	$1.4	57	$1,422.3	$273.3	613

U.S Treasury securities and obligations of U.S government corporations and agencies	$7.7	$0.2	3	$107.5	$21.6	111
Obligations of states and political subdivisions	—	—	—	302.6	43.4	44
Obligations issued by Foreign governments	2.0	—	1	10.0	3.2	3
Corporate Securities	184.0	20.0	20	2,568.4	571.4	356

Total	$223.3	$21.6	81	$4,410.8	$912.9	1,127

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Statements of Operations and Surplus for the years ended December 31, 2024, 2023, and 2022 were as follows:

December 31 (millions)	2024	2023	2022
Common Stock	$—	$—	$30.1
Fixed Maturities	(0.1)	—	—
Other Assets	—	0.1	0.8

Net realized capital (losses) gains	$(0.1)	$0.1	$30.9

As of December 31, 2024 and 2023, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.0 billion and $1.7 billion and $2.2 billion and $1.8 billion, respectively, of which approximately 73% in 2024 and 73% in 2023 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

All loan-backed securities with a recognized impairment loss currently held by the Company, where the present value of future cash flows expected to be collected is less than the amortized cost basis of the securities are shown below:

CUSIP	Description	BV Before Current Period OTTI	Projected Cash Flows	Recognized OTTI Adjustment	New Cost Basis after OTTI	FV at Time of OTTI	Date of Financial Statement Where Reported
(millions)
894135-AG-7	TRAPEZA CDO LLC	$13.3	$5.6	$7.7	$5.6	$4.4	12/31/2011
7404-IN-AE-5	PRETSL XII B-1 144A	16.5	13.3	3.2	13.3	15.9	12/31/2009
74042C-AJ-6	PRETSL XXIV C-2 144A	7.6	3.3	4.3	3.3	7.7	12/31/2009
74042Q-AJ-6	PRETSL XXVI C-1 144A	5.2	2.8	2.4	2.8	4.5	12/31/2009
7402T-AL-5	PRETSL XXVII C-2 144A	9.7	8.2	1.5	8.2	9.9	12/31/2009

	Total	$52.3	$33.2	$19.1	$33.2	$42.4

As of December 31, 2024, the Trapeza CDO LLC had a fair market value above it’s fair value at time of OTTI at $10.0 million.

Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $92.6 million, $83.7 million, and $6.2 million of net interest rate related losses being accumulated in the IMR in 2024, 2023, and 2022 respectively, as follows:

December 31 (millions)	2024	2023	2022
Fixed maturity securities
Proceeds	$964.4	$1,542.2	$1,198.7
Gross realized gains	1.0	7.1	4.1
Gross realized losses	(93.6)	(90.8)	(10.3)

During 2024, 2023, and 2022, $(11.8) million, $0.8 million, and $8.3 million respectively, of the IMR was amortized and included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Sales of investments in equity securities resulted in $0.1 million, $0.3 million, and $30.1 million of net capital gains in 2024, 2023, and 2022 respectively, being recognized in net income as follows:

December 31 (millions)	2024	2023	2022
Equity securities
Proceeds	$0.5	$8.5	$41.3
Gross realized gains	0.1	0.3	30.1
Gross realized losses	—	(0.3)	—

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) as of December 31, 2024 and December 31, 2023, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2024 (millions)	Statement Value	Fair Value
Due in one year or less	$28.9	$29.1
Due after one year through five years	683.3	657.1
Due after five years through ten years	784.9	716.3
Due after ten years	3,634.1	2,791.6

Total	$5,131.2	$4,194.1

December 31, 2023 (millions)	Statement Value	Fair Value
Due in one year or less	$28.7	$28.3
Due after one year through five years	831.6	803.2
Due after five years through ten years	1,072.4	967.7
Due after ten years	4,001.6	3,214.0

Total	$5,934.3	$5,013.2

5. GUARANTEED FUNDS TRANSFERABLE

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $4.6 million and $4.9 million as of December 31, 2024 and 2023, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $8.4 million, $7.1 million, and $0.2 million in 2024, 2023, and 2022 respectively, and are included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

6. REINSURANCE

Effective April 1, 2023 the Company executed a quota share reinsurance agreement with First All America Financial Insurance Company (FAFI), an affiliate of Global Atlantic Reinsurance Company (GA) whereby the Company ceded 90% of the pension buyout business. Reserves ceded was $777.5 million. Premiums ceded was $814.7 million, comprised of both assets and cash and ceding commission earned was $115.9 million. The gain on the transaction was $19.4 million, which was deferred and will be amortized into income over the average life of the contracts ceded.

The Company has a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement with an unaffiliated reinsurer. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.

The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the statutory statements of operations and surplus.

For the years ended December 31, 2024 and 2023, reinsurance amounts relating to the coinsurance agreement is as follows:

December 31 (millions)	2024	2023
Beginning of Period - Reserves Ceded	$959.8	$1,128.0
Premiums	35.5	15.8
Net Transfers	(15.2)	(10.2)
Benefits	(187.0)	(204.9)
Reserve Change	0.5	0.3
General Account Fees	(0.2)	(0.1)
Interest Credits	26.1	30.9
Policy Loan Cancellation	—	—

End of Period - Reserves Ceded	$819.5	$959.8

Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the statement of financial condition.

In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

7. PENSION PLAN AND POSTRETIREMENT BENEFITS

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Pension expense was approximately $21.1 million, $14.6 million, and $37.9 million for the periods ending December 31, 2024, 2023, and 2022 respectively. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a non-qualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

Effective October 2022 the Company implemented a partial curtailment of the qualified defined benefit plan, the non-qualified deferred compensation plan, and the post-retirement medical plan.

Effective December 1, 2023, the Company implemented a full curtailment of the post-retirement medical plan that was fully curtailed by December 1, 2024. The curtailment eliminated the medical plan upon retirement for active employees, reduce the current retirees subsidy by 50% starting December 1, 2023, and completely phased out by December 1, 2024. The postretirement benefit plan adjustment required to be recorded under these plans was a gain of $6.9 million and $99.4 million due to curtailment in 2024 and 2023, respectively, and an expense of $24.8 million in 2022.

For other benefits, as of January 1, 2024 and 2023 the Company had total recognized liabilities of $1.5 million and $90.9 million, respectively, for the postretirement medical plans and $36.9 million and $32.8 million, respectively, for the non-qualified deferred compensation plans.

Effective December 31, 2024, the Company froze the qualified and the non-qualified defined benefit plans. The benefit plan freeze will stop accumulating for all participants included beginning on January 1, 2025. The Company recognized a gain during 2024 through Surplus of $36.5 million for the qualified pension plan, offset by $8.5 million non-admitted asset due to the funded pension asset status. Additionally, the Company recognized a gain during 2024 through Surplus of $0.3 million for the non-qualified pension plan.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2024 and 2023 (millions):

	Pension Benefits		Other Benefits
	2024	2023	2024	2023
Accumulated Benefit Obligation	$265.4	$248.4	$36.8	$27.4

Projected Benefit Obligation	$265.4	$305.3	$36.8	$38.5
Plan Assets at Fair Value	273.9	298.4	0.0	—

Funded Status	$8.5	$(6.9)	$(36.8)	$(38.5)

Prior Service Costs	—	—	—	—
Total Unrecognized Loss	$(41.0)	$(77.5)	$(14.1)	$(6.5)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The components of net periodic benefit costs as calculated in the January 1, 2024, 2023, and 2022 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (millions)	2024	2023	2022	2024	2023	2022
Service Costs	$10.7	$12.1	$18.0	$2.2	$2.7	$6.9
Interest cost on Projected Benefit
Obligation (PBO)	17.9	16.0	13.9	2.9	5.5	7.0
Expected return on plan assets	(21.0)	(21.1)	(24.9)	—	—	—
Prior service costs	—	—	—	—	(70.2)	(1.1)
Settlement	6.2	—	23.9	(2.2)	(32.2)	6.9
Amortization of unrecognized net loss	7.2	7.6	7.0	1.9	0.8	5.1

Net benefit expense	$21.0	$14.6	$37.9	$4.8	$(93.4)	$24.8

During 2024, 2023, and 2022 pension expense for the non-qualified deferred compensation plan included $4.4 million, and $1.4 million, and $6.9 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (millions)	2024	2023	2024	2023
Change in PBO
PBO, beginning of the year	$305.3	$292.8	$38.5	$123.8
Service costs	10.7	12.1	2.2	2.7
Interest costs	17.9	16.0	2.9	5.5
Change in assumptions	(4.7)	(4.0)	(1.4)	(0.5)
Plan amendments	(49.1)	—	—	(57.9)
Actuarial loss	30.5	7.6	8.7	8.4
Benefits and expenses paid	(45.2)	(19.2)	(14.1)	(43.5)

PBO, end of year	$265.4	$305.3	$36.8	$38.5

	Pension Benefits		Other Benefits
December 31 (millions)	2024	2023	2024	2023
Change in Plan Assets
Plan assets, beginning of the year	$298.4	$253.3	$—	$—
Employer contributions	—	25.0	11.5	3.6
Return on plan assets	20.7	39.3	—	—
Benefits and expenses paid	(45.2)	(19.2)	(11.5)	(3.6)

Plan assets, end of year	$273.9	$298.4	$—	$—

Plan assets higher (lower) than PBO	$8.5	$(6.9)	$(36.8)	$(38.5)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

At December 31, 2024 and 2023, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts or participation in certain other funds managed by outside investment advisors, and consisted of approximately 51.4% in equity investments and 48.6% in fixed-income investments and 62.9% in equity and 37.1% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2024 and 2023 are as follows:

December 31, (in millions)	2024	2023
Fixed Income Funds	$133.2	$110.7
Equity Funds:
Index	81.8	108.8
Growth	5.7	7.7
Value	18.3	24.2
International	14.1	18.4

Total Internal Funds	253.1	269.8
External funds	20.8	28.6

Total plan assets	$273.9	$298.4

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1.

The Company made contributions to its defined benefit pension plan of $0.0 million in 2024 and $25.0 million in 2023. The Company estimates that it will contribute up to $15.0 million to this plan in 2025. Benefits expected to be paid from the defined benefit pension plan total $30.6 million in 2025, $21.7 million in 2026, $21.6 million in 2027 and $19.1 million in 2028, and $21.2 million in 2029. The aggregate benefits expected to be paid in 2030 through 2034 total approximately $100.7 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2024. Benefit expected to be paid from the non-qualified plan total $29.9 million.

The assumptions used in determining the Net Periodic Benefit Cost for pension and other benefit plans were as follows:

	Pension Benefits		Postretirement Medical		Non-Qualified Deferred Compensation
Weighted average Assumptions at December 31	2024	2023	2024	2023	2024	2023
Discount Rate:	5.70	5.50	N/A	5.50	5.80	5.40
Compensation Increase:	4.00	4.00	4.00	4.00	5.00	5.00
Expected Return on Assets:	7.50	8.00	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of 50% equity investments and 50% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.5%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.5% was selected taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The postretirement benefit plan has been fully curtailed as of December 1, 2024, and as such, there are no future assumptions and no future expenses expected to be paid from this plan.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Savings and Other Incentive Plans

Effective January 1, 2023, Mutual of America enhanced the 401(k) savings plan under which employees can contribute up to 6% of their salary, with the Company matching 100% of this contribution and an employer non-elective 3% contribution of the employees’ salary. This was a change from the previous plan under which the Company matches half of the employees’ basic contribution up to 6% of salary. The Company contributed $6.4 million, $6.2 million, $3.5 million in 2024, 2023, and 2022, respectively.

Effective December 31, 2024, the Company has eliminated the 3% non-elective contribution of the employees’ salary.

The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $3.1 million, $7.5 million, and $11.4 million for December 31, 2024, 2023, and 2022 respectively. At December 31, 2024 and 2023, the accrued liability related to these plans was $9.5 million and $3.5 million, respectively.

8. COMMITMENTS AND CONTINGENCIES

Rental expenses approximated $16.8 million, $21.2 million, and $23.3 million as of December 31, 2024, 2023, and 2022, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $13.0 million in 2025; $10.9 million in 2026; $9.8 million in 2027; $9.5 million in 2028; $9.1 million in 2029 and $83.9 million in 2030 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

9. FEDERAL INCOME TAXES

A reconciliation of the income tax benefit recognized in the Company’s statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2024, 2023, and 2022 to net income (loss) from operations before federal income taxes follows:

December 31 (millions)	2024	2023	2022
1 Net gain (loss) from operations before federal income taxes and after dividends to policyholders	$53.2	$(236.1)	$(103.3)
2 Realized capital (losses) gains before federal income tax, after transfer to IMR	(16.7)	(21.6)	24.6

3 Income before taxes	$36.5	$(257.7)	$(78.7)
	21%	21%	21%

Expected income tax expense (benefit) at 21% statutory rate	$7.7	$(54.1)	$(16.5)

4 Increase (decrease) in actual tax reported resulting from:
– Amortization of interest maintenance reserve	$2.5	$(0.2)	$(1.7)
– Deferred tax benefit on non-admitted assets	(9.9)	(5.1)	(0.1)
– Pension and postretirement benefits	6.0	10.9	16.9
– Investments	—	—	(4.9)
– Statutory Valuation Allowance	11.0	41.8	20.3
– GA Reinsurance	—	4.1	—
– Tax Attribute Expiration	6.4	6.4	—
– Other permanent items	(7.9)	(3.9)	1.1

5 Total income tax	$15.8	$—	$15.1

6 Current income tax incurred	$—	$—	$—
7 Change in net deferred income tax excluding tax on unrealized gains/losses	15.8	—	15.1

8 Total income tax	$15.8	$—	$15.1

The federal income tax expense of $15.8 million, $0.0 million and $15.1 million in 2024, 2023, and 2022, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

December 31 (millions)	2024			2023
	(1)	(2)	(3)	(4)	(5)	(6)
(1)	Ordinary	Capital	(Col 1+2) Total	Ordinary	Capital	(Col 4+5) Total
(a) Total Gross DTA’s	$284.6	$39.5	324.1	$308.6	$20.5	$329.1
(b) Statutory Valuation Allowance Adjustment	(223.5)	(35.1)	(258.6)	(231.4)	(20.4)	(251.8)

(c) Adjusted Gross DTA’s (1a-1b)	$61.1	$4.4	$65.5	$77.2 $	0.1	$77.3
(d) DTA’s non-admitted	—	—	—	—	—	—

(e) Subtotal net DTA (1c -1d)	61.1	4.4	65.5	77.2	0.1	77.3
(f) DTL’s	(5.6)	(4.4)	(10.0)	(5.9)	(0.1)	(6.0)

(g) Net admitted DTA/ (DTL) (1e-1f)	$55.5	$—	$55.5	$71.3	$—	$71.3

	Change in DTA’s 2024 to 2023
	(7) (Col 1-4) Ordinary	(8) (Col 2-5) Capital	(9) (Col 7+8) Total
(a) Total Gross DTA’s	$(24.0)	$19.0	$(5.0)
(b) Statutory Valuation Allowance Adjustment	7.9	(14.7)	(6.8)

(c) Adjusted Gross DTA’s (1a-1b)	$(16.1)	$4.3	$(11.8)
(d) DTA’s non-admitted	—	—	—

(e) Subtotal net DTA (1c -1d)	(16.1)	4.3	(11.8)
(f) DTL’s	0.3	(4.3)	(4.0)

(g) Net admitted DTA/ (DTL) (1e-1f)	$(15.8)	$—	$(15.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The amount of adjusted gross DTAs admitted under each applicable component of SSAP No. 101 is as follows:

December 31 (millions)	2024			2023
(2) Admission Calculation Components SSAP No. 101	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	55.5	—	55.5	71.3	—	71.3
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	55.5	N/A	N/A	71.3
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	97.2	N/A	N/A	83.9
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	5.6	4.4	10.0	5.9	0.1	6.0

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	61.1	4.4	65.5	77.2	0.1	77.3
Deferred tax liabilities	5.6	4.4	10.0	5.9	0.1	6.0

Net admitted deferred tax asset/liability	55.5	—	55.5	71.3	—	71.3

	Change
	(7) (Col 1-4) Ordinary	(8) (Col 2-5) Capital	(9) (Col 7+8) Total
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	(15.8)	—	(15.8)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	(15.8)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	13.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	(0.3)	4.3	4.0

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	(16.1)	4.3	(11.8)
Deferred tax liabilities	(0.3)	4.3	4.0

Net admitted deferred tax asset/liability	(15.8)	—	(15.8)

December 31	2024	2023
(3) Threshold
(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	757.0%	578.0%
(b) Amount of Total Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation	$648.3	$559.5

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

December 31 (millions)	2024			2023
(4) Impact of Tax Planning Strategies	(1) Ordinary	(2) Capital	(1+2) Total	(3) Ordinary	(4) Capital	(3+4) Total
(a) Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by character as a percentage
1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$61.1	$4.4	$65.5	$77.2	$0.1	$77.3
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	85.0%	—%	85.0%	100.0%	—%	100.0%
3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$61.1	$4.4	$65.5	$77.2	$0.1	$77.3
4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	85.0%	—%	85.0%	100.0%	—%	100.0%

	Change
	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital	(5+6) Total
1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$(16.1)	$4.3	$(11.8)
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	(15.0)%	—%	(15.0)%
3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$(16.1)	$4.3	$(11.8)
4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	(15.0)%	—%	(15.0)%
(b) Do the Company’s tax-planning strategies include the use of reinsurance?	Yes

The application of SSAP No.101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. The Company has evaluated all negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income to estimate whether sufficient future taxable income will be generated to permit the use of its existing deferred tax assets. On the basis of this evaluation, the Company has recorded an additional valuation allowance of $15.8 million against its net deferred tax asset as of December 31, 2024. The Company will continue to analyze the valuation allowance on a quarterly basis.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

The Company has no unrecognized deferred tax liabilities as of December 31, 2024 and December 31, 2023.

Significant components of income taxes incurred and the changes in DTAs and DTLs are as follows:

December 31 (millions)	2024	2023	Change
(1) Current Income Tax Expense
(a) Federal tax expense	$—	$—	$—
(b) Foreign tax expense (benefit) on operating earnings	—	—	—

(c) Subtotal	$—	$—	$—
(d) Federal tax expense (benefit) on net realized capital gains (losses)	—	—	—
(e) Utilization of capital loss carry forwards	—	—	—
(f) Other	—	—	—

(g) Total federal and foreign income tax expense (benefit)	$—	$—	$—

Deferred income tax assets and liabilities consist of the following major components:
(2) Deferred tax assets:
(a) Ordinary
(1) Policy Reserves	55.3	55.3	—
(2) Pension Accruals	7.9	12.1	(4.2)
(3) NOLs	93.9	77.7	16.2
(4) Deferred Acquisition Costs	3.3	3.5	(0.2)
(5) Fixed Assets	84.4	66.2	18.2
(6) Investments	—	63.0	(63.0)
(7) Compensations & Benefit Accruals	—	—	—
(8) Intangibles	6.8	7.8	(1.0)
(9) Other assets - nonadmitted	23.2	13.3	9.9
(10) Other (including items <5% of total ordinary tax assets)	9.8	9.8	—

Gross ordinary deferred tax assets	$284.6	$308.6	$(24.1)

(b) Statutory valuation allowance adjustment	(223.5)	(231.4)	7.9
(c) Nonadmitted ordinary DTA’s	—	—	—

(d) Admitted ordinary DTA’s (2a-2b-2c)	$61.1	$77.2	$(16.1)

(e) Capital
(1) Trade Name	10.9	10.9	—
(2) Capital Loss Carryforwards	26.7	7.8	18.9
(3) Other	1.9	1.7	0.2

Total capital DTA’s	$39.5	$20.5	$19.0
(f) Statutory valuation allowance adjustment	(35.1)	(20.4)	(14.7)
(g) Nonadmitted capital DTAs		—	—

(h) Admitted Capital DTAs (2e-2f-2g)	4.4	0.1	4.3

(i) Admitted DTAs (2d+2h)	$65.5	$77.3	$(11.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(3) Deferred tax liabilities:
(a) Ordinary
(1) Investments - Market Discount	(1.8)	(1.7)	(0.1)
(2) Policyholder Reserves	(0.6)	(1.3)	0.7
(3) Capitalized Consulting Fees	(0.2)	(1.9)	1.7
(4) Compensation & Benefit Accruals	(0.8)	(0.5)	(0.3)
(5) Other (including items <5% of total ordinary tax liabilities)	(2.2)	(0.4)	(1.8)

Total Ordinary DTL’s	$(5.6)	$(5.8)	$0.2

(b) Capital
(1) Unrealized capital gains	—	(0.1)	0.1
(2) Other	(4.4)	—	(4.4)

Total Capital DTL’s	$(4.4)	$(0.1)	$(4.3)

(c) Total DTL’s (3a+3b)	$(10.0)	$(5.9)	$(4.1)

(4) Net DTA (DTL) (2i-3c)	$55.5	$71.3	$(15.8)

The change in net deferred income taxes between December 31, 2024 and December 31, 2023 is composed of the following (this analysis is exclusive of nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

December 31 (millions)	2024	2023	Change
Total deferred tax assets	$324.1	$329.1	$(5.0)
Total deferred tax liabilities	(10.0)	(6.0)	(4.0)

Net deferred tax assets/liabilities	$314.1	$323.1	$(9.0)
Statutory valuation allowance	(258.6)	(251.8)	(6.8)

Net deferred tax assets after valuation allowance	$55.5	$71.2	$(15.7)
Tax effect of unrealized gains/(losses)	4.3	0.1	4.2
Statutory valuation allowance on unrealized	(4.3)	—	(4.3)

Change in net deferred income tax (expense)/benefit	$55.5	$71.3	$(15.8)

E. Carryforwards, Recoverable Taxes and IRC 6603 Deposits

December 31 (millions)	2024	2023	Change
(1) The Company had Net Operating Losses of:	$447.3	$369.8	$77.5
The Company had Capital Loss Carryforwards of:	$126.7	$37.2	$89.5
The Company had foreign Tax Credit Carryforwards of:	$—	$—	$—

(2) There are no ordinary income taxes available for recoupment in the event of future net losses as a result of the Tax Cuts and Jobs Act removing the operating loss deduction carryback. There are no capital taxes paid available for recoupment in prior years.

(3) Deposits admitted under IRC 6603.

The aggregate amounts of deposits reported as admitted assets under Section 6603 of the Internal revenue Service (IRS) Code was zero as of December 31, 2024 and 2023.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

(4) As of December 31, 2024, the Company had the following net operating loss carryforwards (millions):

Year Incurred	Net Operating Losses	Year of Expiration
12/31/2010	$16.8	2025
12/31/2011	$16.8	2026
12/31/2012	$21.8	2027
12/31/2013	$26.6	2028
12/31/2015	$1.8	2030
12/31/2016	$45.0	2031
12/31/2017	$29.2	2032
12/31/2018	$46.7	No Expiration
12/31/2023	$144.9	No Expiration
12/31/2024	$97.7	No Expiration

Total	$447.3

As of December 31, 2024, the Company had the following net capital loss carryforwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration
12/31/2023	$35.0	2028
12/31/2024	91.7	2029

Total	$126.7

Federal Income Tax Allocation

The Company will file a Consolidated tax return with TruSpire Retirement Insurance Company for the year ended December 31, 2024. Under the Tax Sharing Agreement, current tax is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income(loss), net operating losses or other tax attributes contribute to or reduce federal tax expense.

The Company has $0 tax contingencies under SSAP No. 5R as of December 31, 2024 and December 31, 2023.

The Company’s Federal Income Tax Returns for fiscal years 2020 through 2022 remain open to examination.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act (the “Act”). The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on the Adjusted Financial Statement Income (“AFSI”) of an applicable corporation with average adjusted statement income in excess of $1 billion for the three-prior year to tax years beginning after December 31, 2022. The tax is effective for tax years beginning after 2022.

The Company has determined as of December 31, 2024, that it does not expect to be liable for CAMT in 2024 and does not recognize any CAMT credit DTA.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 4) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.

Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

11. UNCONSOLIDATED SUBSIDIARIES

The Company’s unconsolidated subsidiary operations include financial service and real estate related activities. At December 31, 2024, subsidiary assets, liabilities and revenues were $122.7 million, $58.2 million and $87.0 million, respectively. At December 31, 2023, subsidiary assets, liabilities and revenues were $456.5 million, $69.6 million and $111.4 million, respectively. In accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the investments in the unconsolidated subsidiaries are carried at audited equity as calculated in accordance with U.S. GAAP.

The Company has incurred operating and investment-related expenses in connection with the use of its personnel and property on behalf of its subsidiaries. During 2024, 2023, and 2022, operating expenses of $4.8 million, $5.7 million, and $4.3 million respectively, and investment related expenses of $5.6 million, $3.7 million, and $4.2 million in 2024, 2023, and 2022, respectively, were allocated to its subsidiaries.

12. RELATED PARTY TRANSACTIONS

The Company has several related party agreements with affiliates including, Mutual of America Holding Company LLC (Hold Co), Mutual of America Capital Management LLC (Capital Management), Mutual of America Securities LLC (Securities), Mutual of America 320 Park Analytics LLC (320 Park Analytics), TruSpire Retirement Insurance Company (TruSpire), and MoA Funds Corporation (MoA Funds).

The Company has incurred operating costs in connection with the use of its personnel and property on behalf of Hold Co, Capital Management, Securities, 320 Park Analytics, MoA Funds, and TruSpire. The Company reimburses Securities and 320 Park Analytics for Operating Expenses incurred. Additionally, the Company pays an advisory fee to Capital Management to manage the General Account portfolio.

Effective November 1, 2024, the Company and MoA Funds entered into agreement where the Company earns a Shareholder Service Fee to compensate the costs of providing investors with services and assistance. As part of this agreement, Capital Management will pay the Company on behalf of the MoA Funds acting as paying agent.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Dividends and Capital

The Company recorded and received dividends of $223.6 million, $9.0 million, and $2.2 million from Hold Co as of December 31, 2024, 2023, and 2022, respectively. The Company received a return of capital of $246.1 million from Hold Co as of December 31, 2024.

For the state of New York, the Company cannot distribute dividends more than 10% of Surplus to Policyholders of the immediately preceding calendar year or its net gain from operations for the immediately preceding calendar year, not including realized capital gains, not to exceed thirty percent (30%) of its surplus to policyholders as of the immediately preceding calendar year. The Company must file its intention to declare such dividend and the amount thereof should be filed with the superintendent not less than thirty (30) days in advance of such proposed declaration. There are no restrictions on unassigned surplus funds.

13. SIGNIFICANT DIFFERENCES BETWEEN STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the statement of financial condition by a direct charge to surplus.

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2024, 2023, and 2022

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.

Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 17, 2025, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

Mutual of America Life Insurance Company

Schedule I

Summary of Investments - Other Than Investments in Related Parties

December 31, 2024

Types of investment (in millions)	Cost or Amortized Cost	Fair Value	Amount at Which Shown on Statement of Financial Position
Fixed maturity securities:
Bonds:
U.S. government bonds	$192.9	$170.0	$192.9
Foreign government bonds	7.2	4.7	7.2
State and municipal bonds	35.4	25.4	35.4
Public utilities	—	—	—
All other corporate bonds	3,179.6	2,559.2	3,179.6

Total bonds	3,415.2	2,759.3	3,415.2
Mortgage-backed and asset-backed securities	1,716.0	1,434.8	1,716.0
Redeemable preferred securities	—	—	—

Total fixed maturity securities	$5,131.2	$4,194.1	$5,131.2

Equity securities:
Common stocks:
Banks, trust and insurance companies	—	—	—
Industrial, miscellaneous and all other	5.4	5.4	5.4
Public utilities	—	—	—
Nonredeemable preferred securities	3.0	3.0	3.0

Total equity securities	$8.4	$8.4	$8.4
Policy loans	84.6	84.6	84.6
Short-term investments	3.0	3.0	3.0
Other invested assets	676.0	676.0	676.0
Total investments	$5,903.2	$4,966.1	$5,903.2

See Independent Auditors’ report.

Mutual of America Life insurance Company

Schedule IV

Reinsurance

December 31, 2024, 2023, and 2022

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2024
Life insurance in force	$468,569,098	$107,665,460	$—	$360,903,638	—%
Premiums:
Annuities and life insurance	$1,869,081,703	$35,807,315	$—	$1,833,274,388	—%
Accident and health insurance	1,141,677	—	—	1,141,677	—%

Total insurance premium	$1,870,223,380	$35,807,315	$—	$1,834,416,065	—%

2023
Life insurance in force	$833,026,392	$218,126,648		$614,899,744	—%
Premiums:
Annuities and life insurance	$1,890,672,096	$831,224,000	$—	$1,059,448,096	—%
Accident and health insurance	2,999,290	—	—	2,999,290	—%

Total insurance premium	$1,893,671,386	$831,224,000	$—	$1,062,447,386	—%

2022
Life insurance in force	$861,744,000	$191,892,000		$669,852,000	—%
Premiums:
Annuities and life insurance	$1,841,638,378	$23,722,076	$—	$1,817,916,302	—%
Accident and health insurance	2,524,091	—	—	2,524,091	—%

Total insurance premium	$1,844,162,469	$23,722,076	$—	$1,820,440,393	—%

See Independent Auditors’ report.